UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor, San Francisco, California 94104

(Address of Principal Executive Offices) (Zip Code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: September 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Multifactor Exchange-Traded Funds. The following is the Funds’ Annual Report, covering the period from October 1, 2016 through September 30, 2017.

Market Review

During the 12 months ended September 30, 2017, U.S. stocks, as measured by the S&P 500 Index,1 kept an upward trajectory. Overall, the S&P 500 Index has climbed throughout the year, returning more than 18% through September 30.

The primary drivers of market progress during the period were slow, steady growth, positive corporate earnings, positive job reports, and a growing domestic economy. These market conditions have served as the basis of the U.S. Federal Reserve’s (Fed) interest-rate hike cycle that began in December 2015 and continued through June 2017, when short-term rates rose by 0.25% to a range of 1% to 1.25%. At the time of this writing, consensus expectations were for a continued gradual increase in interest rates by the Fed, which should help markets better digest and account for such changes.

Going forward, politics at home and abroad are likely to continue to help drive market movements. In the U.S., there is uncertainty about potential policy changes by the Trump administration surrounding healthcare and tax reform. Following three major hurricanes affecting the U.S. territory, deadlines for Congress to pass its 2018 budget and debate lifting the debt ceiling have been pushed back in an effort to tie federal funding for disaster relief to the bills. Additionally, concerns about possible nuclear action from North Korea may be contributing to economic uncertainty.

In Europe, while Macron’s victory in France was generally viewed as market-friendly, uncertainty remains, for example, with respect to Britain’s “Brexit” undertaking to leave the European Union. This scenario could influence markets or cause an uptick in volatility.

For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Multifactor Exchange-Traded Funds. For the most up-to-date information on our Exchange-Traded Funds suite, please take advantage of all the resources available at hartfordfunds.com/ETF.

James Davey

President, Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Multifactor ETFs

The views expressed in each Fund’s Manager Discussion are views of that Fund’s investment manager or sub-adviser, as applicable, and portfolio management team through the end of the period and are subject to change based on market and other conditions. Each Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Multifactor Developed Markets (ex-US) ETF inception 02/25/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/17)

	1 Year	Since Inception[1]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	18.18%	7.65%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	18.17%	7.88%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	18.43%	7.91%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (formerly known as Lattice Risk-Optimized Developed Markets (ex-US) Strategy Index) is calculated by Solactive AG and represents the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.39%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

2

Hartford Multifactor Developed Markets (ex-US) ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor Developed Markets (ex-US) ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (LRODMX) (the “Index”), which tracks the performance of companies located in major developed markets of Europe, Canada, and the Pacific Region.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by providing exposure to the growth potential of international companies while explicitly seeking to reduce volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across developed market economies and potentially reducing individual country, currency, and individual company risks.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 18.18% at net asset value (“NAV”) for the fiscal year ended September 30, 2017 compared to the Index, which returned 18.43% for the same period. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of September 30, 2017

Country	Percentage of Net Assets
Australia	6.6%
Austria	0.8
Belgium	1.1
Bermuda	0.4
Canada	10.8
China	0.6
Denmark	2.4

Country	Percentage of Net Assets
Finland	0.5%
France	6.1
Germany	7.1
Hong Kong	5.1
Ireland	1.4
Isle Of Man	0.2
Israel	2.2
Italy	2.3
Japan	19.3
Jersey	0.0
Luxembourg	0.8
Malta	0.1
Netherlands	3.7
New Zealand	2.1
Norway	0.5
Portugal	0.1
Russia	0.0
Singapore	2.8
South Africa	0.1
Spain	1.8
Sweden	1.9
Switzerland	7.3
United Kingdom	10.6
United States	0.8
Short-Term Investments	1.1
Other Assets & Liabilities	(0.6)

Total	100.0%

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.6%
Consumer Staples	8.9
Energy	3.5
Financials	21.5
Health Care	11.8
Industrials	15.5
Information Technology	5.8
Materials	6.3
Real Estate	5.7
Telecommunication Services	4.6
Utilities	5.3

Total	99.5%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.6)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Emerging Markets ETF inception 02/25/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/17)

	1 Year	Since Inception[1]
Multifactor Emerging Markets ETF (NAV Return)	14.63%	0.83%
Multifactor Emerging Markets ETF (Market Price Return)	13.72%	1.15%
Hartford Risk-Optimized Multifactor Emerging Markets Index	15.34%	1.58%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Emerging Markets Index (formerly known as Lattice Risk-Optimized Advancing Markets Strategy Index) is calculated by Solactive

AG and is designed to balance risks and opportunities within equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.59%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

4

Hartford Multifactor Emerging Markets ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor Emerging Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Emerging Markets Index (LROAMX) (the “Index”), which is based upon the emerging markets of the world.

The Fund seeks to generate returns and reduce volatility by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by expanding the investment opportunity and seeking to harness emerging markets’ growth potential and allocating risk across countries.
2)	Improve Diversification by improving exposure to countries earlier in their growth cycle (beyond the largest emerging countries) as well as to companies tied more closely to local emerging economies.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by rebalancing the index twice a year in March and September and reconstituting annually in March to maintain intended investment exposures.

The Fund returned 14.63% at net asset value (“NAV”) for the fiscal year ended September 30, 2017 as compared to the Index which returned 15.34% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. These risks are generally greater for investments in emerging markets. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of September 30, 2017

Country	Percentage of Net Assets
Brazil	4.5%
Chile	4.9
China	7.9
Colombia	3.2
Hong Kong	0.6
India	6.6

Country	Percentage of Net Assets
Indonesia	7.1%
Malaysia	7.4
Mexico	4.3
Philippines	6.5
Poland	5.6
Russia	2.9
South Africa	5.3
South Korea	9.4
Taiwan	9.4
Thailand	8.6
Turkey	5.1
United States	0.5
Short-Term Investments	0.6
Other Assets & Liabilities	(0.4)

Total	100.0%

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.7%
Consumer Staples	10.9
Energy	9.5
Financials	31.1
Health Care	3.0
Industrials	5.6
Information Technology	11.5
Materials	6.6
Real Estate	2.9
Telecommunication Services	7.3
Utilities	4.7

Total	99.8%

Short-Term Investments	0.6
Other Assets & Liabilities	(0.4)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Global Small Cap ETF inception 03/23/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/17)

	1 Year	Since Inception[1]
Multifactor Global Small Cap ETF (NAV Return)	21.37%	10.19%
Multifactor Global Small Cap ETF (Market Price Return)	21.14%	10.34%
Hartford Risk-Optimized Multifactor Global Small Cap Index	21.95%	10.84%

[1]	Inception: 3/23/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor Global Small Cap Index (formerly known as Lattice Risk-Optimized Global Small Cap Strategy Index) is calculated by Solactive AG and designed to address risks and opportunities within the global small cap universe by selecting equity securities of companies exhibiting a favorable combination of factor characteristics, including valuation, momentum, and quality.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.56%. Actual expenses may be higher. Expenses shown include acquired fund fees and expenses incurred by investing in the securities of investment vehicles. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

6

Hartford Multifactor Global Small Cap ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor Global Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Global Small Cap Index (LROGSX) (the “Index”), which tracks the performance of small cap exchange-traded equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by addressing risks common to small cap investing such as volatility, drawdown, and valuation risk and taking advantage of lower correlation and valuation opportunities around the world.
2)	Improve Diversification by expanding the opportunity set to include small companies from the US, developed and emerging markets.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 21.37% at net asset value (“NAV”) for the fiscal year ended September 30, 2017 as compared to the Index which returned 21.95% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. These risks are generally greater for investments in emerging markets. Small cap securities can have greater risk and volatility than large-cap securities. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of September 30, 2017

Country	Percentage of Net Assets
Australia	4.6%
Belgium	0.6

Country	Percentage of Net Assets
Bermuda	0.8%
Brazil	1.4
Canada	5.3
China	9.8
Denmark	0.8
France	0.9
Georgia	0.4
Germany	0.7
Hong Kong	1.8
Ireland	0.1
Israel	0.9
Italy	0.9
Japan	12.4
Luxembourg	0.2
Netherlands	1.0
New Zealand	0.6
Norway	0.3
Singapore	1.2
South Africa	1.5
South Korea	5.3
Spain	0.4
Sweden	0.8
Switzerland	0.9
Taiwan	3.7
Thailand	0.5
United Kingdom	4.4
United States	37.5
Short-Term Investments	3.8
Other Assets & Liabilities	(3.5)

Total	100.0%

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.2%
Consumer Staples	5.6
Energy	5.0
Financials	11.8
Health Care	12.1
Industrials	15.5
Information Technology	15.7
Materials	7.7
Real Estate	9.4
Telecommunication Services	1.4
Utilities	0.3

Total	99.7%

Short-Term Investments	3.8
Other Assets & Liabilities	(3.5)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

7

Hartford Multifactor Low Volatility International Equity ETF inception 05/10/2017

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Cumulative Total Returns (as of 9/30/17)

Since Inception[1]
Multifactor Low Volatility International Equity ETF (NAV Return)	6.84%
Multifactor Low Volatility International Equity ETF (Market Price Return)	8.05%
Hartford Multifactor Low Volatility International Equity Index	7.10%

[1]	Inception: 05/10/2017. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on Bats BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Multifactor Low Volatility International Equity Index is calculated by Solactive AG and seeks to address risks and opportunities within developed (excluding the US) and emerging market stocks by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum, quality, and size factors.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated March 29, 2017, the total annual fund operating expense ratio was 0.39%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

8

Hartford Multifactor Low Volatility International Equity ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor Low Volatility International Equity ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Low Volatility International Equity Index (LLVINX) (the “Index”), which is designed to outperform a capitalization-weighted universe of developed and emerging markets located outside the U.S. with up to one quarter less volatility over a complete market cycle.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by combining the selection of low volatility companies, favorable intra-portfolio correlations, and sector risk balancing while explicitly seeking to reduce volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across developed (excluding the US) and emerging economies while seeking to balance risk across sectors.
3)	Enhance Return Potential by selecting companies exhibiting the low volatility factor and seeking to maintain positive exposure to other potentially return-enhancing factors such as value, momentum, and quality.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 6.84% at net asset value (“NAV”) since inception (May 10, 2017) to September 30, 2017 as compared to the Index which returned 7.10% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. These risks are generally greater for investments in emerging markets. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Country

as of September 30, 2017

Country	Percentage of Net Assets
Australia	5.4%
Austria	0.1
Belgium	0.0
Brazil	1.0
Canada	9.7
Chile	0.2
China	4.5
Denmark	1.0
Finland	0.6
France	4.2
Germany	3.3
Hong Kong	5.5
India	2.3
Indonesia	2.7
Ireland	1.1
Israel	1.4
Italy	1.6
Japan	15.7
Malaysia	1.2
Mexico	0.3
Netherlands	1.1
Norway	0.3
Philippines	1.2
Poland	0.2
Russia	0.1
Singapore	2.3
South Africa	0.3
South Korea	5.7
Spain	0.7
Sweden	1.4
Switzerland	4.3
Taiwan	3.9
Thailand	2.8
Turkey	2.2
United Kingdom	10.5
United States	0.9
Short-Term Investments	1.0
Other Assets & Liabilities	(0.7)

Total	100.0%

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	14.9%
Consumer Staples	8.2
Energy	6.2
Financials	8.3
Health Care	10.2
Industrials	17.0
Information Technology	10.4
Materials	9.2
Real Estate	4.7
Telecommunication Services	6.5
Utilities	4.1

Total	99.7%

Short-Term Investments	1.0
Other Assets & Liabilities	(0.7)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

9

Hartford Multifactor Low Volatility US Equity ETF inception 05/10/2017

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Cumulative Total Returns (as of 9/30/17)

Since Inception[1]
Multifactor Low Volatility US Equity ETF (NAV Return)	3.53%
Multifactor Low Volatility US Equity ETF (Market Price Return)	3.57%
Hartford Multifactor Low Volatility US Equity Index	3.65%

[1]	Inception: 05/10/2017. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on Bats BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Multifactor Low Volatility US Equity Index is calculated by Solactive AG and seeks to address risks and opportunities within U.S. equities across the capitalization spectrum by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum and quality factors.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated March 29, 2017, the total annual fund operating expense ratio was 0.29%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

10

Hartford Multifactor Low Volatility US Equity ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor Low Volatility US Equity ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Low Volatility US Equity Index (LLVUSX) (the “Index”), which is designed to outperform a U.S. capitalization-weighted universe with up to one quarter less volatility over a complete market cycle.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by combining the selection of low volatility companies, favorable intra-portfolio correlations, and sector risk balancing while explicitly seeking to reduce volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across US large-, mid-, and small-cap companies while seeking to balance risk across sectors.
3)	Enhance Return Potential by selecting companies exhibiting the low volatility factor and seeking to maintain positive exposure to other potentially return-enhancing factors such as value, momentum, and quality.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 3.53% at net asset value (“NAV”) since inception (May 10, 2017) to September 30, 2017 as compared to the Index which returned 3.65% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

The Fund is new and has a limited operating history. All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	15.8%
Consumer Staples	7.2
Energy	5.0
Financials	5.8
Health Care	9.2
Industrials	18.0
Information Technology	11.0
Materials	9.5
Real Estate	6.0
Telecommunication Services	6.8
Utilities	5.5

Total	99.8%

Short-Term Investments	0.8
Other Assets & Liabilities	(0.6)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

11

Hartford Multifactor REIT ETF inception 10/03/2016

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Cumulative Total Returns (as of 9/30/17)

Since Inception[1]
Multifactor REIT ETF (NAV Return)	8.47%
Multifactor REIT ETF (Market Price Return)	8.47%
Hartford Risk-Optimized Multifactor REIT Index	9.02%

[1]	Inception: 10/03/2016. Cumulative returns not annualized.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

Hartford Risk-Optimized Multifactor REIT Index (formerly known as Lattice Risk-Optimized Real Estate Strategy Index) is calculated by Solactive AG and designed to capture the income and growth potential of investing within the U.S. REIT universe. The Strategy selects equity securities of REITs exhibiting a favorable combination of factor characteristics, including quality, momentum, and value.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.45%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

12

Hartford Multifactor REIT ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor US REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor US REIT Index (LROREX) (the “Index”), which is designed to capture the income and growth potential of investing in the U.S. REIT universe.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by balancing risk across property types and selecting US REITs with income and growth potential.
2)	Improve Diversification by reducing concentration at the property type and individual company levels.
3)	Enhance Return Potential by selecting companies with a favorable combination of high quality (50%), high momentum (30%), and low valuation (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 8.47% at net asset value (“NAV”) since inception (October 3, 2016) to September 30, 2017 as compared to the Index which returned 9.02% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. A concentration in real estate securities, such as REITs, may subject the Fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. The fund is non-diversified, so it may be more exposed to the risks associated with single issuers than a diversified fund. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Real Estate	101.5%
Short-Term Investments	3.8
Other Assets & Liabilities	(5.3)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

13

Hartford Multifactor US Equity ETF inception 02/25/2015

(sub-advised by Mellon Capital Management Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of transaction costs and operating expenses that are not reflected in the Index’s results.

Average Annual Total Returns (as of 9/30/17)

	1 Year	Since Inception[1]
Multifactor US Equity ETF (NAV Return)	19.84%	7.58%
Multifactor US Equity ETF (Market Price Return)	19.71%	7.55%
Hartford Risk-Optimized Multifactor US Equity Index	20.05%	7.76%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com/ETF.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

Hartford Risk-Optimized Multifactor US Equity Index (formerly known as Lattice Risk-Optimized US Equity Strategy Index) is calculated by Solactive AG and seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. equity market indices and active U.S. equity market strategies.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

As shown in the Fund’s current prospectus dated February 1, 2017, the total annual fund operating expense ratio was 0.29%. Actual expenses may be higher. Please see the accompanying Financial Highlights for expense ratios for the year ended September 30, 2017.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see “A Word about Risk” section in this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

14

Hartford Multifactor US Equity ETF

Manager Discussion

September 30, 2017 (Unaudited)

Hartford Multifactor US Equity ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor US Equity Index (LROUSLX) (the “Index”), which tracks the performance of exchange-traded U.S. equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by allocating capital deeper in the US Large Cap Universe toward companies with more favorable risk/reward potential.
2)	Improve Diversification by providing diversified exposure across the US Large Cap Universe, beyond mega-caps.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 19.84% at net asset value (“NAV”) for the fiscal year ended September 30, 2017 as compared to the Index which returned 20.05% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Derivatives were not used in the Fund during the period and did not have an impact on the Fund’s performance during the period.

A Word about Risk

All investments are subject to risk, including the possible loss of principal. There is no guarantee the Fund will achieve its stated objective. Diversification does not eliminate the risk of experiencing investment losses. Due to the investment strategy of this Fund it may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Composition by Sector

as of September 30, 2017

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	10.7%
Consumer Staples	6.3
Energy	5.2
Financials	17.8
Health Care	15.4
Industrials	11.0
Information Technology	20.6
Materials	5.1
Real Estate	3.8
Telecommunication Services	1.8
Utilities	2.5

Total	100.2%

Short-Term Investments	0.1
Other Assets & Liabilities	(0.3)

Total	100.0%

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for financial reporting purposes.

15

Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2017 through September 30, 2017, except as indicated below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including expenses of the independent trustees and their counsel, extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratios multiplied by average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Hartford Multifactor Developed Markets (ex-US) ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,127.40	$2.08	$1,000.00	$1,023.11	$1.98	0.39%	183	365

Hartford Multifactor Emerging Markets ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,093.90	$3.10	$1,000.00	$1,022.11	$2.99	0.59%	183	365

16

Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor Global Small Cap ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio(1)	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,107.70	$2.91	$1,000.00	$1,022.31	$2.79	0.55%	183	365

(1)	Ratio does not include acquired fund fees and expenses.

Hartford Multifactor Low Volatility International Equity ETF(1)

Actual Return			Hypothetical (5% return before expenses)*
Beginning Account Value May 10, 2017	Ending Account Value September 30, 2017	Expenses paid during the period May 10, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,068.40	$1.58	$1,000.00	$1,023.11	$1.98	0.39%	183	365

*	Please note that while the Fund commenced operations on May 10, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio was in effect during the period April 1, 2017 to September 30, 2017.

(1)	Commenced operations on May 10, 2017.

Hartford Multifactor Low Volatility US Equity ETF(1)

Actual Return			Hypothetical (5% return before expenses)*
Beginning Account Value May 10, 2017	Ending Account Value September 30, 2017	Expenses paid during the period May 10, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,035.30	$1.16	$1,000.00	$1,023.62	$1.47	0.29%	183	365

*	Please note that while the Fund commenced operations on May 10, 2017, the hypothetical expenses paid during the period reflect projected activity for the full six-month period for purposes of comparability. This projection assumes that annualized expense ratio was in effect during the period April 1, 2017 to September 30, 2017.

(1)	Commenced operations on May 10, 2017.

17

Multifactor ETFs

Expense Examples (Unaudited) – (continued)

Hartford Multifactor REIT ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,043.70	$2.31	$1,000.00	$1,022.81	$2.28	0.45%	183	365

Hartford Multifactor US Equity ETF

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Beginning Account Value April 1, 2017	Ending Account Value September 30, 2017	Expenses paid during the period April 1, 2017 through September 30, 2017	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
$1,000.00	$1,081.90	$1.51	$1,000.00	$1,023.62	$1.47	0.29%	183	365

18

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Australia - 6.6%
30,202	Adelaide Brighton Ltd.(1)	$138,159
17,514	AGL Energy Ltd.	321,159
26,610	Amcor Ltd.	317,578
22,620	Ansell Ltd.	395,443
50,591	AusNet Services	67,087
10,542	Australia & New Zealand Banking Group Ltd.	244,845
27,420	BlueScope Steel Ltd.	236,021
29,955	Caltex Australia Ltd.	754,484
18,458	CIMIC Group Ltd.	640,296
41,350	Coca-Cola Amatil Ltd.	250,802
3,137	Cochlear Ltd.	391,887
686	Commonwealth Bank of Australia	40,505
3,087	CSL Ltd.	324,480
31,043	Dexus REIT	231,400
4,364	Flight Centre Travel Group Ltd.(1)	154,124
55,145	GPT Group REIT	214,617
25,514	Insurance Australia Group Ltd.	127,524
2,866	Macquarie Group Ltd.	204,461
110,392	Mirvac Group REIT(1)	198,358
2,574	National Australia Bank Ltd.	63,620
72,048	Orora Ltd.	175,251
156,819	Qantas Airways Ltd.	717,370
6,359	QBE Insurance Group Ltd.	49,946
64,732	Scentre Group REIT	199,612
19,809	Sonic Healthcare Ltd.	325,007
39,721	Stockland REIT	134,018
6,961	Suncorp Group Ltd.	71,278
58,779	Tabcorp Holdings Ltd.	196,936
165,144	Telstra Corp. Ltd.(1)	452,235
29,174	Vicinity Centres REIT	60,891
10,127	Wesfarmers Ltd.	328,414
10,943	Westfield Corp. REIT(1)	67,317
32,321	Woolworths Ltd.(1)	639,342

		8,734,467

	Austria - 0.8%
982	Lenzing AG	142,445
1,109	Oesterreichische Post AG	51,210
27,995	Telekom Austria AG*	254,009
55,506	UNIQA Insurance Group AG	581,648

		1,029,312

	Belgium - 1.1%
561	Ackermans & van Haaren N.V.	98,388
9,192	bpost S.A.	273,299
685	Cie d’Entreprises CFE	102,076
4,883	Colruyt S.A.(1)	250,159
2,338	Elia System Operator S.A.	135,407
2,490	KBC Group N.V.	211,062
5,931	Proximus SADP	204,424
826	Sofina S.A.	126,945

		1,401,760

	Bermuda - 0.4%
33,684	Hiscox Ltd.	578,459

	Canada - 10.8%
2,315	Agnico Eagle Mines Ltd.	104,380
5,018	Agrium, Inc.	536,527
21,237	Air Canada*	445,575
7,872	Alimentation Couche-Tard, Inc. Class B	358,147
3,230	AltaGas Ltd.(1)	74,226

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Canada - 10.8% - (continued)
11,328	Bank of Montreal(1)	$855,318
7,719	Bank of Nova Scotia(1)	494,994
11,216	BCE, Inc.(1)	524,277
8,896	Canadian Apartment Properties REIT	239,925
4,929	Canadian Imperial Bank of Commerce(1)	430,255
1,661	Canadian Tire Corp. Ltd. Class A	206,308
8,294	CCL Industries, Inc. Class B	400,425
11,772	CGI Group, Inc. Class A*	609,002
1,820	Emera, Inc.(1)	68,775
642	Fairfax Financial Holdings Ltd.	333,323
1,510	First Capital Realty, Inc.(1)	23,761
455	Fortis, Inc.	16,291
1,082	Franco-Nevada Corp.	83,625
3,602	Genworth MI Canada, Inc.(1)	106,650
4,444	George Weston Ltd.	386,072
19,063	Great-West Lifeco, Inc.	547,357
21,348	Husky Energy, Inc.*(1)	266,626
30,181	Hydro One Ltd.(1)(2)	548,285
4,538	Imperial Oil Ltd.(1)	144,633
5,411	Industrial Alliance Insurance & Financial Services, Inc.	244,450
2,522	Intact Financial Corp.	207,846
4,515	Loblaw Cos. Ltd.	245,849
7,314	Magna International, Inc.	389,429
22,810	Manulife Financial Corp.	461,617
3,089	Metro, Inc.(1)	105,984
3,990	National Bank of Canada(1)	191,580
6,203	Norbord, Inc.	235,641
2,097	Open Text Corp.	67,505
1,258	Peyto Exploration & Development Corp.	20,520
11,160	Power Corp. of Canada	282,960
16,160	Power Financial Corp.	447,206
736	RioCan REIT	14,083
9,107	Rogers Communications, Inc. Class B(1)	468,512
9,525	Royal Bank of Canada(1)	735,252
4,243	Saputo, Inc.(1)	146,528
6,089	Shaw Communications, Inc. Class B(1)	139,828
16,541	Sun Life Financial, Inc.	657,196
6,665	Suncor Energy, Inc.	233,047
11,384	TELUS Corp.	408,519
2,567	Thomson Reuters Corp.	117,659
2,034	Toromont Industries Ltd.	93,060
7,194	Toronto-Dominion Bank	404,093
1,880	West Fraser Timber Co., Ltd.	108,232

		14,231,353

	China - 0.6%
311,000	China Resources Pharmaceutical Group Ltd.(2)	369,504
371,258	Yangzijiang Shipbuilding Holdings Ltd.	390,956

		760,460

	Denmark - 2.4%
1,914	Coloplast A/S B Shares(1)	155,375
16,150	DONG Energy AS(2)	924,646
1,636	GN Store Nord AS	56,086
2,498	H. Lundbeck A/S	144,170
8,872	ISS A/S	356,865
1,361	Nets A/S*(2)	35,242
11,857	Novo Nordisk A/S Class B	566,969
705	Rockwool International A/S B Shares	191,403
9,280	Topdanmark A/S*	365,167

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Denmark - 2.4% - (continued)
12,993	William Demant Holding A/S*	$343,051

		3,138,974

	Finland - 0.5%
9,369	Neste Oyj	409,259
4,638	Orion Oyj Class B	215,264

		624,523

	France - 6.1%
287	Aeroports de Paris	46,415
9,459	Air France-KLM*	149,174
439	Air Liquide S.A.	58,568
4,843	Amundi S.A.(2)	402,610
1,216	Atos SE	188,679
5,691	AXA S.A.	172,167
7,440	BioMerieux	605,751
15,751	Bouygues S.A.	747,626
5,113	Cie Generale des Etablissements Michelin	746,506
35,970	CNP Assurances	843,245
6,132	Elior Group S.A.(2)	162,383
2,995	Euler Hermes Group	354,069
1,114	Gecina S.A. REIT	180,688
3,722	Ipsen S.A.	494,797
6,398	Lagardere SCA	214,242
6,390	Peugeot S.A.	152,218
5,343	Rubis SCA	340,648
1,084	Safran S.A.	110,773
11,018	SCOR SE	462,079
854	Societe BIC S.A.	102,373
2,012	Sodexo S.A.	250,941
4,701	Suez	85,836
2,537	Thales S.A.	287,267
6,378	TOTAL S.A.	342,658
10,497	Worldline S.A.*(2)	445,006

		7,946,719

	Germany - 7.1%
2,963	Allianz SE	665,368
151,276	Aroundtown S.A.	1,081,972
3,794	Aurubis AG	307,420
1,500	BASF SE	159,668
532	Bayer AG	72,516
3,261	Carl Zeiss Meditec AG	170,263
870	CECONOMY AG	10,247
8,184	Covestro AG(2)	703,865
15,173	Deutsche Lufthansa AG	421,711
2,473	Deutsche Post AG	110,117
2,994	Deutsche Wohnen SE	127,139
1,960	DMG Mori AG	121,648
9,116	Evonik Industries AG	325,679
286	Fielmann AG	24,787
1,819	Fresenius Medical Care AG & Co. KGaA	177,990
3,626	Hannover Rueck SE	437,024
3,995	Hella KGaA Hueck & Co.	235,554
388	HOCHTIEF AG	65,478
21,609	Innogy SE(2)	961,940
761	Krones AG(1)	105,754
566	Linde AG	118,067
992	MAN SE	111,985
4,296	Merck KGaA	478,010
3,468	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	741,666

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Germany - 7.1% - (continued)
1,130	OSRAM Licht AG	$90,186
2,054	Suedzucker AG	44,133
14,640	Talanx AG*	592,000
48,521	Telefonica Deutschland Holding AG	272,352
11,928	Uniper SE	327,150
6,526	Vonovia SE	277,741

		9,339,430

	Hong Kong - 5.1%
15,945	BOC Hong Kong Holdings Ltd.	77,472
547,688	Champion REIT	377,948
373,000	Chinese Estates Holdings Ltd.	644,692
77,920	Chow Tai Fook Jewellery Group Ltd.	93,476
6,980	CLP Holdings Ltd.	71,536
80,433	Dairy Farm International Holdings Ltd.(1)	618,530
9,110	Hang Seng Bank Ltd.	222,073
158,609	HK Electric Investments & HK Electric Investments Ltd.(2)	144,583
65,084	Hongkong Land Holdings Ltd.	468,605
106,000	Hopewell Holdings Ltd.	412,562
3,229	I-CABLE Communications Ltd.*	105
2,026	Jardine Matheson Holdings Ltd.	128,367
7,285	Jardine Strategic Holdings Ltd.	314,712
85,500	Johnson Electric Holdings Ltd.	326,754
82,000	Kerry Properties Ltd.	339,624
77,188	Link REIT	625,552
192,575	PCCW Ltd.	104,292
94,000	SJM Holdings Ltd.	86,049
46,335	VTech Holdings Ltd.	675,090
506,292	WH Group Ltd.(2)	538,009
12,761	Wheelock & Co., Ltd.	89,776
81,611	Yue Yuen Industrial Holdings Ltd.	310,324

		6,670,131

	Ireland - 1.4%
7,756	Allied Irish Banks plc	46,625
1,028	DCC plc	99,924
9,066	ICON plc*	1,032,436
2,994	Kerry Group plc Class A	287,727
2,841	Ryanair Holdings plc ADR*	299,498
2,600	Smurfit Kappa Group plc	81,454

		1,847,664

	Isle Of Man - 0.2%
19,022	Playtech plc	234,409

	Israel - 2.2%
11,566	Bank Hapoalim BM	80,968
61,482	Bank Leumi Le-Israel BM	326,328
373,794	Bezeq The Israeli Telecommunication Corp. Ltd.	534,460
2,187	Elbit Systems Ltd.	321,494
166,530	Israel Discount Bank Ltd. Class A*	420,025
37,600	Mizrahi Tefahot Bank Ltd.	674,067
4,568	Taro Pharmaceutical Industries Ltd.*(1)	514,768
1,335	Teva Pharmaceutical Industries Ltd.	23,340

		2,895,450

	Italy - 2.3%
2,966	ACEA S.p.A.	46,004
4,660	Assicurazioni Generali S.p.A.	86,822
3,335	DiaSorin S.p.A.	297,472
9,479	Enel S.p.A.	57,095
2,608	Ferrari N.V.	288,277

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Italy - 2.3% - (continued)
215	GEDI Gruppo Editoriale S.p.A.*	$191
72,898	Hera S.p.A.	229,239
10,494	Italgas S.p.A.	58,928
135,190	Parmalat S.p.A.	495,447
35,684	Poste Italiane S.p.A.(1)(2)	262,816
156,763	PRADA S.p.A.	545,912
10,814	Recordati S.p.A.	498,588
51,137	UnipolSai Assicurazioni S.p.A.(1)	119,457

		2,986,248

	Japan - 19.3%
205	ABC-Mart, Inc.	10,818
30,859	Aeon Co., Ltd.	455,764
2,237	Aisin Seiki Co., Ltd.	117,847
2,078	Ajinomoto Co., Inc.	40,539
5,382	Alfresa Holdings Corp.	98,446
5,342	ANA Holdings, Inc.	202,108
2,458	Aoyama Trading Co., Ltd.(1)	87,891
8,689	Aozora Bank Ltd.	330,366
500	Asahi Group Holdings Ltd.	20,237
52,094	Asahi Kasei Corp.	640,965
20,265	Astellas Pharma, Inc.	257,712
3,900	Azbil Corp.	167,170
7,859	Bandai Namco Holdings, Inc.	269,495
5,287	Benesse Holdings, Inc.	190,692
11,397	Bic Camera, Inc.(1)	126,661
9,693	Bridgestone Corp.	439,679
7,485	Brother Industries Ltd.	174,084
15,797	Canon Marketing Japan, Inc.	377,365
17,403	Canon, Inc.	594,452
59,664	Citizen Watch Co., Ltd.	410,781
1,060	COMSYS Holdings Corp.	25,322
5,137	Dai-ichi Life Holdings, Inc.	92,139
8,836	Daiichi Sankyo Co., Ltd.	199,225
1,300	Daiichikosho Co., Ltd.	62,133
1,216	Daito Trust Construction Co., Ltd.	221,454
19,817	Daiwa Securities Group, Inc.(1)	112,196
2,700	FamilyMart UNY Holdings Co., Ltd.(1)	142,238
6,820	FUJIFILM Holdings Corp.	264,584
58,489	Fujitsu Ltd.	434,335
1,400	Furukawa Electric Co., Ltd.	76,862
112,208	GungHo Online Entertainment, Inc.(1)	303,036
7,421	Heiwa Corp.(1)	147,082
1,593	Hikari Tsushin, Inc.	199,541
400	Hisamitsu Pharmaceutical Co., Inc.	19,189
1,937	Hitachi Chemical Co., Ltd.	53,086
5,107	Hitachi High-Technologies Corp.	185,107
51,368	Hitachi Ltd.	361,833
2,434	Hitachi Transport System Ltd.	56,306
8,249	House Foods Group, Inc.	245,129
6,621	Hoya Corp.	357,328
8,719	Idemitsu Kosan Co., Ltd.	245,927
6,136	Ito En Ltd.	206,868
10,771	ITOCHU Corp.(1)	176,351
17,951	Itochu Techno-Solutions Corp.	669,784
17,693	Japan Airlines Co., Ltd.	598,543
12,281	Japan Post Holdings Co., Ltd.(1)	144,996
7,519	Japan Post Insurance Co., Ltd.	161,047
1,275	Japan Tobacco, Inc.	41,773
49,938	JXTG Holdings, Inc.	256,821
19,374	K’s Holdings Corp.(1)	429,080

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 19.3% - (continued)
400	Kagome Co., Ltd.	$12,544
6,000	Kajima Corp.	59,592
949	Kaken Pharmaceutical Co., Ltd.	48,224
10,882	Kaneka Corp.	84,492
1,870	Kansai Electric Power Co., Inc.	23,914
1,581	Kao Corp.	92,979
11,551	KDDI Corp.	304,462
10,600	Kinden Corp.	170,632
957	Kirin Holdings Co., Ltd.	22,513
15,988	Konica Minolta, Inc.(1)	131,239
5,493	Kuraray Co., Ltd.	102,672
1,200	Kurita Water Industries Ltd.	34,647
22,800	Kyushu Railway Co.	677,529
2,922	Lawson, Inc.(1)	193,390
5,631	Lion Corp.	102,750
17,050	Medipal Holdings Corp.	295,969
516	MEIJI Holdings Co., Ltd.	40,889
2,892	Mitsubishi Gas Chemical Co., Inc.	67,749
24,327	Mitsubishi Tanabe Pharma Corp.	557,577
8,060	Mixi, Inc.(1)	388,805
3,445	MS&AD Insurance Group Holdings, Inc.	110,880
2,517	NEC Corp.	68,210
5,738	NH Foods Ltd.	157,768
3,694	Nichirei Corp.	92,707
2,875	Nihon Kohden Corp.	62,115
15,281	Nippo Corp.	326,757
9,768	Nippon Kayaku Co., Ltd.	150,384
10,553	Nippon Telegraph & Telephone Corp.	483,470
15,600	Nipro Corp.(1)	214,809
10,570	Nissan Motor Co., Ltd.(1)	104,653
1,760	NTT Data Corp.	18,825
15,524	NTT DOCOMO, Inc.	354,501
8,600	Obayashi Corp.	103,064
13,451	Osaka Gas Co., Ltd.(1)	249,984
2,869	Otsuka Corp.	183,765
1,804	Otsuka Holdings Co., Ltd.	71,654
21,369	Panasonic Corp.	309,529
3,867	Park24 Co., Ltd.(1)	94,129
30,400	Recruit Holdings Co., Ltd.(1)	658,151
9,266	Resona Holdings, Inc.	47,579
12,269	Ricoh Co., Ltd.(1)	119,240
9,228	Rohto Pharmaceutical Co., Ltd.	207,818
1,600	Sankyo Co., Ltd.	51,028
5,668	Sawai Pharmaceutical Co., Ltd.(1)	321,756
9,508	Sega Sammy Holdings, Inc.	132,782
11,574	Seiko Epson Corp.(1)	279,980
9,365	Sekisui Chemical Co., Ltd.	184,197
5,948	Sekisui House Ltd.	100,212
3,689	Seven & I Holdings Co., Ltd.	142,395
2,640	Shimamura Co., Ltd.	316,617
34,058	Skylark Co., Ltd.	503,162
800	Square Enix Holdings Co., Ltd.	30,063
3,093	Subaru Corp.	111,558
4,417	Sugi Holdings Co., Ltd.	234,653
1,501	Sumitomo Dainippon Pharma Co., Ltd.(1)	19,522
10,229	Sumitomo Forestry Co., Ltd.	159,935
8,889	Sumitomo Rubber Industries Ltd.	162,831
3,807	Suntory Beverage & Food Ltd.	169,441
5,682	Suzuken Co., Ltd.	201,910
1,400	Taisei Corp.	73,380
5,444	Takeda Pharmaceutical Co., Ltd.	300,529

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 19.3% - (continued)
2,312	Toho Gas Co., Ltd.	$67,665
2,414	Tokyo Electron Ltd.	370,576
15,697	Tokyo Gas Co., Ltd.	384,589
2,119	Toyo Suisan Kaisha Ltd.	77,840
16,847	Tsumura & Co.	606,142
379	Tsuruha Holdings, Inc.	45,285
3,689	TV Asahi Holdings Corp.	73,442
12,773	Ube Industries Ltd.	368,770
1,691	Welcia Holdings Co., Ltd.	63,620
2,749	West Japan Railway Co.	191,025
19,257	Yamada Denki Co., Ltd.(1)	105,211
9,980	Yamazaki Baking Co., Ltd.	180,157
2,835	Yokohama Rubber Co., Ltd.	58,430
7,053	Zensho Holdings Co., Ltd.(1)	127,257

		25,320,907

	Jersey - 0.0%
518	Randgold Resources Ltd.	50,837

	Luxembourg - 0.8%
23,927	Grand City Properties S.A.	504,914
279,701	L’Occitane International S.A.	607,337

		1,112,251

	Malta - 0.1%
17,044	Kindred Group plc SDR	195,657

	Netherlands - 3.7%
13,460	Aegon N.V.	78,416
2,591	Akzo Nobel N.V.	239,288
25,122	ASR Nederland N.V.	1,005,170
5,345	GrandVision N.V.(2)	135,192
474	Heineken Holding N.V.	44,549
22,235	Koninklijke Ahold Delhaize N.V.	415,848
2,933	Koninklijke DSM N.V.	240,152
23,798	NN Group N.V.	996,224
25,786	Philips Lighting N.V.(2)	1,041,035
15,188	Royal Dutch Shell plc Class A	458,176
4,339	Wolters Kluwer N.V.	200,540

		4,854,590

	New Zealand - 2.1%
366,767	Air New Zealand Ltd.	893,508
39,810	Fisher & Paykel Healthcare Corp. Ltd.	367,791
54,374	Fletcher Building Ltd.	314,063
47,376	Meridian Energy Ltd.	97,436
166,452	Spark New Zealand Ltd.	434,920
110,326	Z Energy Ltd.(1)	586,994

		2,694,712

	Norway - 0.5%
14,261	Entra ASA(2)	195,275
12,401	Leroy Seafood Group ASA	79,373
38	Statoil ASA	760
7,248	Yara International ASA	324,782

		600,190

	Portugal - 0.1%
6,086	Jeronimo Martins SGPS S.A.	120,082

	Russia - 0.0%
2,204	Polymetal International plc	24,898

	Singapore - 2.8%
73,904	BOC Aviation Ltd.(2)	401,184
53,198	ComfortDelGro Corp. Ltd.(1)	81,485

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Singapore - 2.8% - (continued)
33,104	DBS Group Holdings Ltd.	$507,548
85,987	Keppel REIT(1)	74,719
344,534	Mapletree Greater China Commercial Trust REIT	293,042
109,033	Mapletree Industrial Trust REIT	150,548
67,382	Oversea-Chinese Banking Corp. Ltd.	553,764
81,711	SATS Ltd.	277,394
56,288	Singapore Airlines Ltd.	416,165
253,037	StarHub Ltd.(1)	484,478
25,353	United Overseas Bank Ltd.	438,746

		3,679,073

	South Africa - 0.1%
6,411	Mondi plc	172,457

	Spain - 1.8%
4,558	ACS Actividades de Construccion y Servicios S.A.	168,955
1,126	Aena SME S.A.(2)	203,334
1,861	Amadeus IT Group S.A.	120,982
2,055	Bolsas y Mercados Espanoles SHMSF S.A.	70,939
19,318	Cia de Distribucion Integral Logista Holdings S.A.	464,634
7,959	Distribuidora Internacional de Alimentacion S.A.(1)	46,434
10,101	Ebro Foods S.A.(1)	239,425
22,904	Endesa S.A.	516,496
11,561	Gas Natural SDG S.A.	255,990
254	Grupo Catalana Occidente S.A.	10,699
7,712	Iberdrola S.A.	59,918
4,745	Red Electrica Corp. S.A.	99,737
1,883	Viscofan S.A.	115,378

		2,372,921

	Sweden - 1.9%
40,339	Ahlsell AB(2)	261,436
25,636	Axfood AB(1)	438,764
30,004	Dometic Group AB(2)	254,556
2,944	Hennes & Mauritz AB B Shares	76,104
4,137	ICA Gruppen AB(1)	155,144
2,094	Investor AB B Shares	103,208
1,308	L E Lundbergforetagen AB B Shares	104,321
6,559	Loomis AB Class B	260,115
4,454	Nordea Bank AB	60,243
5,178	Skandinaviska Enskilda Banken AB Class A	68,069
37,215	Svenska Cellulosa AB SCA Class B	314,595
11,231	Swedbank AB Class A	309,864
1,457	Swedish Match AB	50,998
8,428	Tele2 AB B Shares	96,233

		2,553,650

	Switzerland - 7.3%
6,696	ABB Ltd.	165,670
953	Allreal Holding AG*	167,139
5,267	Baloise Holding AG	833,924
650	Banque Cantonale Vaudoise	483,671
663	Emmi AG*	434,760
130	EMS-Chemie Holding AG	86,523
2,416	Ferguson plc	158,700
57	Georg Fischer AG	70,337
101	Givaudan S.A.	219,933
614	Helvetia Holding AG	333,778
3,335	Kuehne + Nagel International AG	617,988
399	Logitech International S.A.	14,561
3,341	Nestle S.A.	280,028

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Switzerland - 7.3% - (continued)
1,722	Novartis AG	$147,534
1,265	Panalpina Welttransport Holding AG(1)	185,514
2,838	Roche Holding AG	725,045
3,957	SFS Group AG*	482,561
95	SGS S.A.	228,075
77	Sika AG	573,362
611	Sonova Holding AG	103,749
2,501	STMicroelectronics N.V.	48,342
186	Straumann Holding AG	119,566
5,801	Sunrise Communications Group AG*(2)	478,421
2,617	Swiss Life Holding AG*	922,549
4,711	Swiss Re AG	426,989
41,607	UBS Group AG*	711,653
185	Vifor Pharma AG(1)	21,796
1,402	Vontobel Holding AG	90,197
1,359	Zurich Insurance Group AG	414,891

		9,547,256

	United Kingdom - 10.6%
8,964	Ashtead Group plc	216,358
10,083	AstraZeneca plc	670,305
8,747	Atlassian Corp. plc Class A*(1)	307,457
17,584	BAE Systems plc	148,981
66,170	Beazley plc	425,686
78,210	BP plc	500,833
23,594	Britvic plc	239,153
36,343	BT Group plc	138,428
57,693	Centrica plc	144,745
6,125	Close Brothers Group plc	121,210
14,603	Coca-Cola European Partners plc	612,428
21,794	Compass Group plc	462,868
231,740	ConvaTec Group plc(2)	851,593
1,272	Croda International plc	64,731
16,048	Daily Mail & General Trust plc	139,627
1,116	Diageo plc	36,728
71,088	Direct Line Insurance Group plc	346,784
7,124	easyJet plc	116,320
12,494	Fiat Chrysler Automobiles N.V.*	223,919
19,560	G4S plc	73,033
17,873	GlaxoSmithKline plc	356,932
44,479	HSBC Holdings plc	439,866
2,539	InterContinental Hotels Group plc	134,487
72,558	J Sainsbury plc(1)	231,590
73,656	JD Sports Fashion plc	370,083
90,661	Kingfisher plc	363,081
71,791	Legal & General Group plc	250,331
49,390	Marks & Spencer Group plc(1)	234,177
7,406	Metro Bank plc*(1)	335,846
14,926	National Grid plc	185,155
10,677	NEX Group plc	94,830
3,828	Next plc	270,145
2,676	Pennon Group plc	28,614
646	Reckitt Benckiser Group plc	59,049
22,891	RELX N.V.	487,382
29,871	RELX plc	656,051
78,347	Rentokil Initial plc	315,973
5,290	Rio Tinto Ltd.(1)	276,153
116,210	Royal Mail plc	599,018
70,515	Saga plc	187,699
13,561	Segro plc REIT	97,520
5,981	Sky plc	73,423

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	United Kingdom - 10.6% - (continued)
26,400	Smith & Nephew plc	$477,456
11,407	SSE plc	213,800
5,197	SSP Group plc	37,478
5,733	Subsea 7 S.A.	94,130
13,374	Tate & Lyle plc	116,362
8,958	Unilever plc	519,079
41,424	Vodafone Group plc	116,044
10,304	WH Smith plc	279,390
64,723	William Hill plc	219,173

		13,961,504

	United States - 0.8%
4,507	Carnival plc	286,801
29,493	International Game Technology plc(1)	724,053

		1,010,854

	Total Common Stocks (cost $118,870,106)	$130,691,198

	Total Long-Term Investments (cost $118,870,106)	$130,691,198

SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.1%
1,432,620	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%(3)	1,432,620

	Total Short-Term Investments (cost $1,432,620)	$1,432,620

Total Investments (cost $120,302,726)	100.6%	$132,123,818
Other Assets and Liabilities	(0.6)%	(796,790)

Total Net Assets	100.0%	$131,327,028

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $9,320,915, which represented 7.1% of total net assets.

(3)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$8,734,467	$8,734,467	$—	$—
Austria	1,029,312	1,029,312	—	—
Belgium	1,401,760	1,401,760	—	—
Bermuda	578,459	578,459	—	—
Canada	14,231,353	14,231,353	—	—
China	760,460	760,460	—	—
Denmark	3,138,974	3,138,974	—	—
Finland	624,523	624,523	—	—
France	7,946,719	7,946,719	—	—
Germany	9,339,430	9,339,430	—	—
Hong Kong	6,670,131	6,670,131	—	—
Ireland	1,847,664	1,847,664	—	—
Isle Of Man	234,409	234,409	—	—
Israel	2,895,450	2,895,450	—	—
Italy	2,986,248	2,986,248	—	—
Japan	25,320,907	25,320,907	—	—
Jersey	50,837	50,837	—	—
Luxembourg	1,112,251	1,112,251	—	—
Malta	195,657	195,657	—	—
Netherlands	4,854,590	4,854,590	—	—
New Zealand	2,694,712	2,694,712	—	—
Norway	600,190	600,190	—	—
Portugal	120,082	120,082	—	—
Russia	24,898	24,898	—	—
Singapore	3,679,073	3,679,073	—	—
South Africa	172,457	172,457	—	—
Spain	2,372,921	2,372,921	—	—
Sweden	2,553,650	2,553,650	—	—
Switzerland	9,547,256	9,547,256	—	—
United Kingdom	13,961,504	13,961,504	—	—
United States	1,010,854	1,010,854	—	—
Short-Term Investments	1,432,620	1,432,620	—	—

Total	$132,123,818	$132,123,818	$—	$—

(1)	For the year ended September 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Brazil - 4.2%
21,603	Ambev S.A.	$143,695
20,358	Banco Bradesco S.A. (Preference Shares)	225,581
28,358	Banco do Brasil S.A.	312,882
2,722	BB Seguridade Participacoes S.A.	24,637
9,813	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	74,300
8,303	CCR S.A.	46,487
13,998	Cielo S.A.	97,269
21,777	Embraer S.A.	123,165
26,818	Itau Unibanco Holding S.A. (Preference Shares)	367,533
16,075	Kroton Educacional S.A.	101,893
4,548	Lojas Renner S.A.	51,847
31,461	Petroleo Brasileiro S.A. (Preference Shares)*	152,175
1,454	Telefonica Brasil S.A. (Preference Shares)	23,200
4,329	Ultrapar Participacoes S.A.	103,067
8,000	Vale S.A. (Preference Shares)	74,710

		1,922,441

	Chile - 4.9%
429,341	Aguas Andinas S.A. Class A	273,560
494,746	Banco de Chile	75,575
4,924	Banco de Credito e Inversiones	311,859
866,933	Banco Santander Chile	64,552
79,340	Cencosud S.A.	242,887
6,217	Cia Cervecerias Unidas S.A.	83,820
60,678	Colbun S.A.	14,692
2,905	Empresa Nacional de Telecomunicaciones S.A.	30,089
6,123	Empresas CMPC S.A.	16,141
13,127	Empresas COPEC S.A.	172,122
149,549	Enel Generacion Chile S.A.	130,762
883,356	Enersis Americas S.A.	181,127
2,093,178	Enersis Chile S.A.	255,584
7,576,479	Itau CorpBanca	71,411
5,648	Latam Airlines Group S.A.	74,443
25,141	SACI Falabella	245,533
299	Sociedad Quimica y Minera de Chile S.A. Class B, (Preference Shares)	16,612

		2,260,769

	China - 7.9%
36,500	Anhui Conch Cement Co., Ltd. Class H	145,566
2,578	Autohome, Inc. ADR*	154,886
280	Baidu, Inc. ADR*	69,353
699,000	Bank of China Ltd. Class H	344,547
285,000	China Construction Bank Corp. Class H	236,445
87,000	China Everbright Bank Co., Ltd. Class H	40,210
1,804	China Lodging Group Ltd. ADR*	214,351
55,000	China Merchants Bank Co., Ltd. Class H	193,293
414,000	China Petroleum & Chemical Corp. Class H	310,075
43,000	China Railway Construction Corp. Ltd. Class H	54,502
570,000	China Telecom Corp. Ltd. Class H	291,907
48,700	China Vanke Co., Ltd. H Shares	160,240
78,000	CNOOC Ltd.	100,662
62,000	CSPC Pharmaceutical Group Ltd.	103,827
4,000	Geely Automobile Holdings Ltd.	11,267
392,000	Lenovo Group Ltd.	216,308
2,559	Momo, Inc. ADR*	80,199
364	NetEase, Inc. ADR	96,027
102,000	PICC Property & Casualty Co., Ltd. Class H	179,953
27,500	Ping An Insurance Group Co. of China Ltd. Class H	211,073
80,000	Semiconductor Manufacturing International Corp.*	90,338

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	China - 7.9% - (continued)
289	SINA Corp.*	$33,134
61,200	Sinopharm Group Co., Ltd. Class H	269,538
1,000	Tencent Holdings Ltd.	43,043

		3,650,744

	Colombia - 3.2%
60,570	Almacenes Exito S.A.	318,862
31,478	Banco Davivienda S.A. (Preference Shares)	356,504
11,011	Bancolombia S.A. (Preference Shares)	126,655
2,944	Corp. Financiera Colombiana S.A.	28,751
10,013	Grupo Argos S.A.	72,010
4,537	Grupo de Inversiones Suramericana S.A.	63,156
20,522	Grupo Nutresa S.A.	187,559
65,685	Interconexion Electrica S.A. ESP	305,976

		1,459,473

	Hong Kong - 0.6%
36,000	China Resources Land Ltd.	110,157
18,000	China Unicom Hong Kong Ltd.*	25,027
132,000	Sino Biopharmaceutical Ltd.	139,593

		274,777

	India - 6.6%
7,911	Axis Bank Ltd. GDR	305,364
12,083	Dr. Reddy’s Laboratories Ltd. ADR	431,121
3,726	HDFC Bank Ltd. ADR	359,075
51,034	ICICI Bank Ltd. ADR	436,851
32,250	Infosys Ltd. ADR(1)	470,528
14,526	Reliance Industries Ltd. GDR(2)	346,445
7,475	State Bank of India GDR	287,040
13,729	Tata Motors Ltd. ADR*	429,306

		3,065,730

	Indonesia - 7.1%
823,900	Adaro Energy Tbk PT	111,635
395,700	Astra International Tbk PT	232,091
166,800	Bank Central Asia Tbk PT	251,395
643,800	Bank Mandiri Persero Tbk PT	321,446
577,000	Bank Negara Indonesia Persero Tbk PT	317,009
272,400	Bank Rakyat Indonesia Persero Tbk PT	308,925
334,100	Bumi Serpong Damai Tbk PT	43,905
19,700	Chandra Asri Petrochemical Tbk PT	34,847
12,500	Gudang Garam Tbk PT	61,066
140,200	Indocement Tunggal Prakarsa Tbk PT	196,732
187,800	Indofood Sukses Makmur Tbk PT	117,471
757,800	Kalbe Farma Tbk PT	93,677
40,200	Matahari Department Store Tbk PT	27,683
994,100	Perusahaan Gas Negara Persero Tbk	116,245
272,700	Semen Indonesia Persero Tbk PT	204,996
217,200	Surya Citra Media Tbk PT	35,316
1,136,700	Telekomunikasi Indonesia Persero Tbk PT	394,963
172,900	United Tractors Tbk PT	410,780

		3,280,182

	Malaysia - 7.4%
163,700	AMMB Holdings Bhd	169,031
98,900	Axiata Group Bhd	122,732
11,700	British American Tobacco Malaysia Bhd	121,198
189,400	CIMB Group Holdings Bhd	282,586
138,500	DiGi.Com Bhd	160,722
15,700	Fraser & Neave Holdings Bhd	91,690
10,200	Genting Bhd	23,069

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Malaysia - 7.4% - (continued)
111,700	Genting Malaysia Bhd	$142,320
23,288	Hong Leong Bank Bhd	87,471
138,000	IJM Corp. Bhd	107,851
79,000	IOI Corp. Bhd	84,940
71,000	KLCCP Stapled Group	134,517
6,900	Kuala Lumpur Kepong Bhd	40,134
187,100	Malayan Banking Bhd	422,277
91,000	Maxis Bhd	124,997
40,300	MISC Bhd	69,672
129,500	Petronas Chemicals Group Bhd	223,577
58,100	Public Bank Bhd	281,247
70,900	Sime Darby Bhd	151,455
103,200	SP Setia Bhd Group	88,963
66,100	Telekom Malaysia Bhd	101,753
86,100	Tenaga Nasional Bhd	291,996
26,500	UMW Holdings Bhd*	34,831
197,500	YTL Corp. Bhd	63,612

		3,422,641

	Mexico - 4.3%
40,564	Alfa S.A.B. de C.V. Class A	51,266
374,758	America Movil S.A.B. de C.V. Series L	333,705
54,140	Coca-Cola Femsa S.A.B. de C.V. Series L	419,274
11,401	Gruma S.A.B. de C.V. Class B	167,902
41,132	Grupo Bimbo S.A.B. de C.V. Series A	99,822
29,724	Grupo Financiero Banorte S.A.B. de C.V. Series O	205,212
31,469	Grupo Mexico S.A.B. de C.V. Series B	96,646
70,007	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	143,065
14,678	Mexichem S.A.B. de C.V.	38,806
99,403	Nemak S.A.B. de C.V.(2)	85,668
2,330	Promotora y Operadora de Infraestructura S.A.B. de C.V.	24,669
146,436	Wal-Mart de Mexico S.A.B. de C.V.	336,268

		2,002,303

	Philippines - 6.5%
184,600	Aboitiz Equity Ventures, Inc.	266,364
9,500	Ayala Corp.	181,399
110,600	Ayala Land, Inc.	94,708
149,270	BDO Unibank, Inc.	384,051
1,525,300	Energy Development Corp.	168,745
5,945	GT Capital Holdings, Inc.	135,870
137,470	JG Summit Holdings, Inc.	202,960
25,580	Jollibee Foods Corp.	122,765
1,593,500	Metro Pacific Investments Corp.	210,168
5,190	PLDT, Inc.	170,414
226,900	Puregold Price Club, Inc.	232,932
162,130	Robinsons Retail Holdings, Inc.	315,965
388,000	Semirara Mining & Power Corp.	356,689
109,200	SM Prime Holdings, Inc.	74,055
36,760	Universal Robina Corp.	110,571

		3,027,656

	Poland - 5.6%
7,800	Alior Bank S.A.*	146,605
13,661	Asseco Poland S.A.	173,539
89,634	Bank Millennium S.A.*	172,432
4,830	Bank Pekao S.A.	169,662
1,471	Bank Zachodni WBK S.A.	141,007
4,309	CD Projekt S.A.	137,467
1,835	Cyfrowy Polsat S.A.	13,068
6,997	Eurocash S.A.	74,157

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Poland - 5.6% - (continued)
1,385	ING Bank Slaski S.A.*	$77,727
12	LPP S.A.	26,912
130	mBank S.A.*	14,948
52,160	Orange Polska S.A.*	75,722
25,282	PGE Polska Grupa Energetyczna S.A.*	92,276
14,369	Polski Koncern Naftowy Orlen S.A.	479,893
110,011	Polskie Gornictwo Naftowe i Gazownictwo S.A.	204,990
20,527	Powszechna Kasa Oszczednosci Bank Polski S.A.*	199,020
21,440	Powszechny Zaklad Ubezpieczen S.A.	270,651
115,936	Tauron Polska Energia S.A.*	119,310

		2,589,386

	Russia - 2.9%
44,506	Gazprom PJSC ADR	186,480
4,009	Lukoil PJSC ADR	212,196
6,446	Magnit PJSC GDR	263,964
9,226	MMC Norilsk Nickel PJSC ADR	158,826
272	Novatek PJSC GDR	31,906
6,655	Novolipetsk Steel PJSC GDR	151,401
4,292	Sberbank of Russia PJSC ADR	61,097
30,956	Surgutneftegas OJSC ADR	156,637
3,353	Tatneft PJSC ADR	143,173

		1,365,680

	South Africa - 5.3%
2,033	AngloGold Ashanti Ltd.	19,167
1,753	Aspen Pharmacare Holdings Ltd.	39,414
17,797	Barclays Africa Group Ltd.	183,209
11,662	Bidvest Group Ltd.(1)	149,125
39,750	FirstRand Ltd.(1)	153,171
13,156	Kumba Iron Ore Ltd.	214,754
5,612	Mr. Price Group Ltd.	74,830
13,579	MTN Group Ltd.	125,085
11,262	Nedbank Group Ltd.	169,024
57,738	Netcare Ltd.	101,771
164,471	Redefine Properties Ltd. REIT	130,213
14,886	RMB Holdings Ltd.(1)	70,006
23,837	Sanlam Ltd.	119,445
28,316	Sappi Ltd.	193,058
5,624	Sasol Ltd.	154,527
6,732	Shoprite Holdings Ltd.	103,150
17,527	Standard Bank Group Ltd.	204,846
3,921	Tiger Brands Ltd.	109,579
6,739	Vodacom Group Ltd.	80,424
9,063	Woolworths Holdings Ltd.	40,199

		2,434,997

	South Korea - 9.4%
213	AmorePacific Group	22,967
1,327	BNK Financial Group, Inc.	11,586
101	CJ Corp.	15,035
1,258	Coway Co., Ltd.	103,245
2,055	Dongbu Insurance Co., Ltd.	130,977
72	E-Mart, Inc.	13,107
2,397	Hana Financial Group, Inc.	99,094
1,820	Hankook Tire Co., Ltd.	95,660
2,138	Hyundai Engineering & Construction Co., Ltd.	71,587
370	Hyundai Glovis Co., Ltd.	47,811
831	Hyundai Heavy Industries Co., Ltd.*	105,204
501	Hyundai Mobis Co., Ltd.	104,981
756	Hyundai Motor Co.	99,339
6,867	Industrial Bank of Korea	86,336

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	South Korea - 9.4% - (continued)
936	Kangwon Land, Inc.	$28,603
1,272	KB Financial Group, Inc.	62,303
3,735	Kia Motors Corp.	103,211
2,994	Korea Electric Power Corp.	101,948
163	Korea Zinc Co., Ltd.	70,517
1,343	KT&G Corp.	123,706
679	LG Chem Ltd.	232,390
6,026	LG Display Co., Ltd.	160,732
1,639	LG Electronics, Inc.	117,915
79	LG Household & Health Care Ltd.	64,560
20,805	LG Uplus Corp.	242,499
220	Lotte Chemical Corp.	72,607
70	NAVER Corp.	45,532
119	NCSoft Corp.	48,261
393	POSCO	108,771
110	S-Oil Corp.	12,245
203	Samsung Electronics Co., Ltd.	454,439
387	Samsung Fire & Marine Insurance Co., Ltd.	94,609
1,024	Samsung Life Insurance Co., Ltd.	101,028
2,464	Shinhan Financial Group Co., Ltd.	108,211
1,426	SK Holdings Co., Ltd.	358,570
3,891	SK Hynix, Inc.	281,629
363	SK Innovation Co., Ltd.	63,070
679	SK Telecom Co., Ltd.	151,172
9,675	Woori Bank	150,782

		4,366,239

	Taiwan - 9.4%
12,000	Asustek Computer, Inc.	98,734
175,000	AU Optronics Corp.	70,118
7,000	Catcher Technology Co., Ltd.	65,212
74,000	Cathay Financial Holding Co., Ltd.	117,623
5,080	Chailease Holding Co., Ltd.	12,246
28,004	Chang Hwa Commercial Bank Ltd.	15,145
28,000	Cheng Shin Rubber Industry Co., Ltd.	56,048
26,230	Chicony Electronics Co., Ltd.	62,279
163,000	China Development Financial Holding Corp.	48,915
162,636	China Life Insurance Co., Ltd.	153,122
29,000	China Steel Corp.	23,287
22,000	Chunghwa Telecom Co., Ltd.	75,815
119,000	Compal Electronics, Inc.	84,568
154,628	CTBC Financial Holding Co., Ltd.	96,885
7,105	Delta Electronics, Inc.	36,551
59,418	E.Sun Financial Holding Co., Ltd.	35,466
97,029	Eva Airways Corp.	47,356
68,540	Far Eastern New Century Corp.	54,246
46,000	Far EasTone Telecommunications Co., Ltd.	109,372
136,091	First Financial Holding Co., Ltd.	87,290
29,301	Foxconn Technology Co., Ltd.	84,548
54,000	Fubon Financial Holding Co., Ltd.	84,230
2,000	Giant Manufacturing Co., Ltd.	9,399
91,030	Hon Hai Precision Industry Co., Ltd.	315,201
2,000	Hotai Motor Co., Ltd.	23,051
167,452	Hua Nan Financial Holdings Co., Ltd.	90,838
543,000	Innolux Corp.	253,379
157,000	Inventec Corp.	115,974
100,245	Lite-On Technology Corp.	143,141
8,000	MediaTek, Inc.	75,056
91,273	Mega Financial Holding Co., Ltd.	71,335
9,000	Nan Ya Plastics Corp.	22,171
20,000	Novatek Microelectronics Corp.	75,188

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Taiwan - 9.4% - (continued)
55,000	Pegatron Corp.	$142,742
44,000	Pou Chen Corp.	55,210
10,000	President Chain Store Corp.	84,257
16,000	Quanta Computer, Inc.	36,829
75,000	Radiant Opto-Electronics Corp.	175,603
27,600	Ruentex Development Co., Ltd.*	25,303
263,489	Shin Kong Financial Holding Co., Ltd.	78,897
18,000	Simplo Technology Co., Ltd.	95,568
124,091	SinoPac Financial Holdings Co., Ltd.	37,157
30,600	Synnex Technology International Corp.	36,731
25,000	Taiwan Cement Corp.	27,866
74,151	Taiwan Cooperative Financial Holding Co., Ltd.	38,269
29,000	Taiwan Mobile Co., Ltd.	103,285
36,000	Taiwan Semiconductor Manufacturing Co., Ltd.	257,024
59,000	Teco Electric and Machinery Co., Ltd.	52,824
38,800	Uni-President Enterprises Corp.	81,249
133,000	United Microelectronics Corp.	66,447
38,000	Vanguard International Semiconductor Corp.	65,539
63,871	Wistron Corp.	51,077
34,000	WPG Holdings Ltd.	45,241
127,757	Yuanta Financial Holding Co., Ltd.	54,981

		4,325,888

	Thailand - 8.6%
40,000	Advanced Info Service PCL NVDR	229,086
143,800	Bangkok Dusit Medical Services PCL NVDR	88,393
8,600	Bangkok Life Assurance PCL NVDR	11,540
59,767	Banpu PCL NVDR	31,541
22,200	Bumrungrad Hospital PCL NVDR	143,119
13,500	Central Pattana PCL NVDR	31,574
149,200	Charoen Pokphand Foods PCL NVDR	119,673
27,300	CP ALL PCL NVDR	54,641
45,700	Delta Electronics Thailand PCL NVDR	119,560
7,000	Glow Energy PCL NVDR	18,733
43,000	Indorama Ventures PCL NVDR	54,475
528,700	IRPC PCL NVDR	99,874
49,700	Kasikornbank PCL NVDR	308,483
554,500	Krung Thai Bank PCL NVDR	312,582
428,700	Land & Houses PCL NVDR	127,260
30,660	Minor International PCL NVDR	37,463
218,100	Pruksa Holding PCL NVDR	153,684
42,100	PTT Exploration & Production PCL NVDR	112,982
111,700	PTT Global Chemical PCL NVDR	257,898
23,700	PTT PCL NVDR	289,943
76,300	Ratchaburi Electricity Generating Holding PCL NVDR	122,972
66,100	Siam Commercial Bank PCL NVDR	303,247
286,200	Thai Beverage PCL(1)	189,683
69,300	Thai Oil PCL NVDR	192,211
289,600	Thai Union Group PCL NVDR	173,673
2,641,700	TMB Bank PCL NVDR	199,613
123,000	Total Access Communication PCL NVDR*	210,225

		3,994,128

	Turkey - 5.1%
39,195	Akbank TAS	103,606
21,604	Arcelik AS	138,028
6,841	BIM Birlesik Magazalar AS	142,837
221,098	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT*	166,627
82,323	Enka Insaat ve Sanayi AS	119,916

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Turkey - 5.1% - (continued)
101,852	Eregli Demir ve Celik Fabrikalari T.A.S.	$221,399
25,921	Haci Omer Sabanci Holding AS	73,037
23,980	KOC Holding AS	110,254
5,815	Tupras Turkiye Petrol Rafinerileri AS	198,843
55,160	Turk Hava Yollari AO*	135,724
7,120	Turk Traktor ve Ziraat Makineleri AS	155,470
35,555	Turkcell Iletisim Hizmetleri AS	126,879
48,973	Turkiye Garanti Bankasi AS	133,309
47,747	Turkiye Halk Bankasi AS	162,733
62,178	Turkiye Is Bankasi	118,547
134,978	Turkiye Vakiflar Bankasi TAO	237,989

		2,345,198

	United States - 0.5%
5,427	Yum China Holdings, Inc.*	216,917

	Total Common Stocks (cost $40,673,900)	$46,005,149

PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
42,147	Itausa - Investimentos Itau S.A.	$146,968

	Total Preferred Stocks (cost $107,510)	$146,968

	Total Long-Term Investments (cost $40,781,410)	$46,152,117

SHORT-TERM INVESTMENTS - 0.6%
	Securities Lending Collateral - 0.6%
253,799	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%(3)	253,799

	Total Short-Term Investments (cost $253,799)	$253,799

Total Investments (cost $41,035,209)	100.4%	$46,405,916
Other Assets and Liabilities	(0.4)%	(166,511)

Total Net Assets	100.0%	$46,239,405

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $432,113, which represented 0.9% of total net assets.

(3)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Brazil	$1,922,441	$1,922,441	$—	$—
Chile	2,260,769	2,260,769	—	—
China	3,650,744	3,650,744	—	—
Colombia	1,459,473	1,459,473	—	—
Hong Kong	274,777	274,777	—	—
India	3,065,730	3,065,730	—	—
Indonesia	3,280,182	3,280,182	—	—
Malaysia	3,422,641	3,422,641	—	—
Mexico	2,002,303	2,002,303	—	—
Philippines	3,027,656	3,027,656	—	—
Poland	2,589,386	2,589,386	—	—
Russia	1,365,680	1,365,680	—	—
South Africa	2,434,997	2,434,997	—	—
South Korea	4,366,239	4,366,239	—	—
Taiwan	4,325,888	4,325,888	—	—
Thailand	3,994,128	3,994,128	—	—
Turkey	2,345,198	2,345,198	—	—
United States	216,917	216,917	—	—
Preferred Stocks	146,968	146,968	—	—
Short-Term Investments	253,799	253,799	—	—

Total	$46,405,916	$46,405,916	$—	$—

(1)	For the year ended September 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Global Small Cap ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Australia - 4.6%
5,789	Abacus Property Group(1)	$17,170
18,235	Australian Pharmaceutical Industries Ltd.	21,319
12,255	Automotive Holdings Group Ltd.(1)	31,925
5,090	BWP Trust REIT(1)	11,782
12,058	Charter Hall Retail REIT(1)	37,372
56,672	Cromwell Property Group REIT	42,467
27,893	CSR Ltd.(1)	103,522
14,893	Downer EDI Ltd.(1)	79,113
24,208	Genworth Mortgage Insurance Australia Ltd.(1)	52,995
12,650	Investa Office Fund	44,666
3,946	JB Hi-Fi Ltd.(1)	70,966
17,231	Metcash Ltd.(1)	34,612
6,068	Mineral Resources Ltd.	77,418
6,867	Monadelphous Group Ltd.(1)	84,595
1,706	Northern Star Resources Ltd.(1)	6,613
2,336	OZ Minerals Ltd.	13,600
13,868	Regis Resources Ltd.(1)	39,173
35,244	St. Barbara Ltd.	72,730

		842,038

	Belgium - 0.6%
20,434	AGFA-Gevaert N.V.*	97,498
138	Tessenderlo Chemie N.V.*	6,715

		104,213

	Bermuda - 0.8%
542	Argo Group International Holdings Ltd.	33,333
11,158	DHT Holdings, Inc.(1)	44,409
324	Enstar Group Ltd.*	72,041

		149,783

	Brazil - 1.4%
6,577	Banco do Estado do Rio Grande do Sul S.A. Class B, (Preference Shares)	36,678
2,812	Cia de Saneamento do Parana (Preference Shares)*	9,619
4	Cia Hering	36
6,970	EDP - Energias do Brasil S.A.*	33,361
4,549	Ez Tec Empreendimentos e Participacoes S.A.	32,358
6,600	Gol Linhas Aereas Inteligentes S.A. (Preference Shares)*	27,855
1,300	Grendene S.A.	10,986
18,853	MRV Engenharia e Participacoes S.A.	82,012
3,400	Odontoprev S.A.*	16,585

		249,490

	Canada - 5.3%
1,636	Aecon Group, Inc.	22,984
2,548	BRP, Inc.	82,227
1,995	Canfor Corp.*	37,391
5,392	Cascades, Inc.	64,498
1,849	Celestica, Inc.*	22,827
1,606	Colliers International Group, Inc.	79,488
1,145	Domtar Corp.	49,682
2,411	Ensign Energy Services, Inc.(1)	13,591
4,715	Extendicare, Inc.(1)	35,174
445	FirstService Corp.	29,173
4,963	Intertape Polymer Group, Inc.(1)	72,224
2,332	Killam Apartment Real Estate Investment Trust REIT	24,594
5,758	Mercer International, Inc.	68,232
2,172	New Flyer Industries, Inc.	89,457

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Canada - 5.3% - (continued)
2,162	North West Co., Inc.(1)	$51,705
916	Paramount Resources Ltd. Class A*	18,091
3,267	Parkland Fuel Corp.	66,299
4,187	Transcontinental, Inc. Class A	86,341
1,000	Uni-Select, Inc.	21,557
11,542	Western Forest Products, Inc.	24,641

		960,176

	China - 9.8%
42,522	BAIC Motor Corp. Ltd. Class H(2)	40,341
102,435	Chaowei Power Holdings Ltd.	59,278
42,753	China BlueChemical Ltd. Class H	13,903
14,000	China Eastern Airlines Corp. Ltd. Class H	6,919
50,216	China Galaxy Securities Co., Ltd. Class H	44,040
12,531	China Lesso Group Holdings Ltd.	8,551
29,025	China Oriental Group Co., Ltd.	20,773
96,000	China SCE Property Holdings Ltd.	46,828
138,232	CIFI Holdings Group Co., Ltd.	76,985
89,622	CSC Financial Co., Ltd. Class H(2)	82,615
36,356	Dongfeng Motor Group Co., Ltd. Class H	48,036
45,000	Dongyue Group Ltd.	28,000
71,242	Great Wall Motor Co., Ltd. Class H(3)	87,562
70,459	Guangshen Railway Co., Ltd. H Shares	41,315
33,966	Guangzhou R&F Properties Co., Ltd. Class H	78,711
78,000	Hisense Kelon Electrical Holdings Co., Ltd. Class H	85,383
24,400	Legend Holdings Corp. Class H(2)	60,791
10,000	Logan Property Holdings Co., Ltd.	10,319
146,646	Metallurgical Corp. of China Ltd. Class H	48,252
43,000	Powerlong Real Estate Holdings Ltd.	21,911
73,814	Red Star Macalline Group Corp. Ltd. Class H(2)	91,669
116,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	82,128
83,082	Shenzhen Expressway Co., Ltd. Class H	80,628
18,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	10,716
45,215	Sinotrans Ltd. Class H	22,982
82,219	Tianneng Power International Ltd.	84,948
97,303	Times Property Holdings Ltd.	99,910
30,402	TravelSky Technology Ltd. Class H	79,209
72,706	Weichai Power Co., Ltd. Class H	79,681
15,885	Xingda International Holdings Ltd.	5,959
143,314	Xtep International Holdings Ltd.	49,357
29,137	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H(2)	111,166
129,705	Yuzhou Properties Co., Ltd.	70,078

		1,778,944

	Denmark - 0.8%
1,016	Bakkafrost P/F(1)	46,701
7,352	Spar Nord Bank A/S	91,567

		138,268

	France - 0.9%
166	Alten S.A.	15,015
1,571	Gaztransport Et Technigaz S.A.(1)	85,433
219	Groupe Fnac S.A.*	21,082
1,031	Neopost S.A.	40,076

		161,606

	Georgia - 0.4%
1,829	BGEO Group plc	79,996

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Germany - 0.7%
248	Cewe Stiftung & Co. KGAA	$23,575
5,131	Heidelberger Druckmaschinen AG*(1)	20,927
1,844	Jungheinrich AG (Preference Shares)	84,856

		129,358

	Hong Kong - 1.8%
570,000	Global Brands Group Holding Ltd.*	54,733
22,000	Huabao International Holdings Ltd.	13,604
9,000	K Wah International Holdings Ltd.	5,416
1,844	Kingboard Chemical Holdings Ltd.	9,762
33,000	Road King Infrastructure Ltd.	53,150
59,120	Shenzhen Investment Ltd.	26,795
58,940	Skyworth Digital Holdings Ltd.	30,109
14,000	SmarTone Telecommunications Holdings Ltd.	16,795
128,736	Texwinca Holdings Ltd.	77,300
47,246	Tongda Group Holdings Ltd.	12,642
27,515	Yuexiu Real Estate Investment Trust	17,332

		317,638

	Ireland - 0.1%
8,511	Green REIT plc REIT	15,163

	Israel - 0.9%
66,672	Oil Refineries Ltd.	33,387
435	Paz Oil Co., Ltd.	71,679
1,547	Plus500 Ltd.	18,617
1,522	Tower Semiconductor Ltd.*	46,790

		170,473

	Italy - 0.9%
11	Banca IFIS S.p.A	602
744	El.En. S.p.A.	20,889
60,102	Juventus Football Club S.p.A.*(1)	56,203
33,146	Saras S.p.A	88,872

		166,566

	Japan - 12.4%
215	Adastria Co., Ltd.	4,851
167	Alpine Electronics, Inc.	3,037
1,981	Amano Corp.	46,865
932	AOKI Holdings, Inc.	12,221
2,305	Arcs Co., Ltd.	51,971
2,657	Avex Group Holdings, Inc.	36,044
700	Canon Electronics, Inc.	14,116
2,876	CKD Corp.	56,465
157	cocokara fine, Inc.	8,954
357	Daishi Bank Ltd.	16,795
1,100	Daiwabo Holdings Co., Ltd.	46,369
3,149	Doutor Nichires Holdings Co., Ltd.	67,560
1,700	DTS Corp.	46,591
1,358	Dydo Drinco, Inc.	64,664
457	Foster Electric Co., Ltd.	9,220
3,767	Fuji Machine Manufacturing Co., Ltd.	70,143
900	Fujitsu General Ltd.	18,197
4,121	Geo Holdings Corp.(1)	59,491
1,667	Heiwado Co., Ltd.	36,475
2,868	Hitachi Maxell Ltd.	64,359
1,647	Inaba Denki Sangyo Co., Ltd.	68,329
200	JCU Corp.	8,919
1,376	Juroku Bank Ltd.	45,236
22	Kanematsu Corp.	278
2,300	KH Neochem Co., Ltd.	56,374
1,168	Kokuyo Co., Ltd.	19,767

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Japan - 12.4% - (continued)
2,202	Kuroda Electric Co., Ltd.	$38,381
2,681	KYORIN Holdings, Inc.	53,946
1,169	Kyowa Exeo Corp.	23,211
1,237	Kyudenko Corp.	47,913
1,400	Leopalace21 Corp.	9,751
1,778	Maeda Road Construction Co., Ltd.	38,240
6,500	Marvelous, Inc.(1)	55,146
158	Matsumotokiyoshi Holdings Co., Ltd.	10,569
3,791	MCJ Co., Ltd.	41,020
699	Megmilk Snow Brand Co., Ltd.	19,002
4,460	Ministop Co., Ltd.	86,573
2,223	Mirait Holdings Corp.(1)	26,720
441	Mochida Pharmaceutical Co., Ltd.	32,400
429	Morinaga & Co., Ltd.	23,858
1,969	NEC Networks & System Integration Corp.	46,966
8,229	NET One Systems Co., Ltd.	86,994
1,245	Nichiha Corp.	46,674
373	Nihon Unisys Ltd.	5,961
161	Nojima Corp.	3,258
2,360	Noritz Corp.	42,393
769	PAL GROUP Holdings Co., Ltd.	23,842
1,061	Paramount Bed Holdings Co., Ltd.	45,573
6,531	Pioneer Corp.*	12,126
4,178	Plenus Co., Ltd.	92,308
2,000	Prima Meat Packers Ltd.	13,521
7,175	Senshu Ikeda Holdings, Inc.	27,600
300	Shindengen Electric Manufacturing Co., Ltd.	19,189
539	St Marc Holdings Co., Ltd.	15,849
1,169	Sumitomo Bakelite Co., Ltd.	8,609
4,219	T-Gaia Corp.	81,970
474	Taikisha Ltd.	13,054
3,308	Takuma Co., Ltd.	40,202
813	Toho Holdings Co., Ltd.(1)	15,536
618	Token Corp.	73,513
3,130	Toppan Forms Co., Ltd.	33,201
96	Unipres Corp.	2,669
1,528	Valor Holdings Co., Ltd.	32,633
1,900	Wakita & Co., Ltd.	22,939

		2,246,601

	Luxembourg - 0.2%
1,104	Altisource Portfolio Solutions S.A.*(1)	28,560

	Netherlands - 1.0%
402	BE Semiconductor Industries N.V.	27,968
244	Cimpress N.V.*(1)	23,829
3,139	ForFarmers N.V.	40,820
6,141	PostNL N.V.	26,455
1,047	TKH Group N.V.	68,028

		187,100

	New Zealand - 0.6%
28,867	Chorus Ltd.(1)	81,802
20,759	Kiwi Property Group Ltd.	20,259

		102,061

	Norway - 0.3%
6,919	Storebrand ASA	58,757

	Singapore - 1.2%
1,252	China Yuchai International Ltd.	27,870
28,300	Croesus Retail Trust UNIT	24,279
3,717	Frasers Centrepoint Trust(1)	5,776

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Singapore - 1.2% - (continued)
1,197	Kulicke & Soffa Industries, Inc.*	$25,819
6,200	M1 Ltd.(1)	8,127
7,075	Venture Corp. Ltd.	91,905
28,200	Yanlord Land Group Ltd.	38,418

		222,194

	South Africa - 1.5%
5,976	Barloworld Ltd.	55,106
5,784	DataTec Ltd.(1)	24,533
26,697	MMI Holdings Ltd.(1)	34,304
2,577	Mondi Ltd.	68,990
9,731	Reunert Ltd.	48,805
9,381	Telkom S.A. SOC Ltd.	41,192

		272,930

	South Korea - 5.3%
440	AK Holdings, Inc.	24,932
2,963	Cheil Worldwide, Inc.	47,083
73	CJ O Shopping Co., Ltd.	12,613
252	Com2uSCorp	27,503
849	Daesang Corp.	16,456
3,767	DGB Financial Group, Inc.	34,534
1,413	Dongbu HiTek Co., Ltd.*	18,875
434	GS Home Shopping, Inc.	82,302
411	GS Retail Co., Ltd.	12,398
262	Hanwha Corp.	10,065
2,421	Hyundai Marine & Fire Insurance Co., Ltd.	95,754
4,035	JB Financial Group Co., Ltd.	21,138
108	Korea Petrochemical Ind Co., Ltd.	23,385
7,355	Korean Reinsurance Co.	72,885
3,624	LF Corp.	81,159
486	LG Hausys Ltd.	37,850
1,113	LS Industrial Systems Co., Ltd.	52,572
3,916	Meritz Fire & Marine Insurance Co., Ltd.	84,280
66	NongShim Co., Ltd.	19,765
4,169	Orion Holdings Corp.	82,627
359	S&T Motiv Co., Ltd.	15,045
83	S-1 Corp.	6,464
134	Samsung Card Co., Ltd.	4,311
1,388	Silicon Works Co., Ltd.	53,564
446	Soulbrain Co., Ltd.	26,479
1,966	Tongyang, Inc.	3,150

		967,189

	Spain - 0.4%
1,251	Lar Espana Real Estate Socimi S.A. REIT	12,157
1,981	Tecnicas Reunidas S.A.(1)	62,635

		74,792

	Sweden - 0.8%
3,913	Bilia AB Class A	43,146
34,311	SAS AB*(1)	109,713

		152,859

	Switzerland - 0.9%
159	Autoneum Holding AG	44,491
391	Implenia AG	25,882
32	Schweiter Technologies AG	41,075
78	Valiant Holding AG	8,480
109	Valora Holding AG	38,188

		158,116

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Taiwan - 3.7%
11,211	Accton Technology Corp.	$36,046
13,000	Chicony Power Technology Co., Ltd.	24,307
23,000	Coretronic Corp.	26,888
17,496	Elite Material Co., Ltd.	83,084
11,199	Everlight Electronics Co., Ltd.	17,690
3,208	FLEXium Interconnect, Inc.	12,272
62,563	Gigabyte Technology Co., Ltd.	78,916
52,000	HannStar Display Corp.	20,149
31,000	Micro-Star International Co., Ltd.	66,653
12,469	Powertech Technology, Inc.	35,938
26,637	Primax Electronics Ltd.	65,881
15,548	Realtek Semiconductor Corp.	53,580
12,871	Tripod Technology Corp.	44,567
49,400	Wan Hai Lines Ltd.	30,138
6,966	Win Semiconductors Corp.	44,566
3,434	Wistron NeWeb Corp.	9,852
13,493	WT Microelectronics Co., Ltd.	21,336

		671,863

	Thailand - 0.5%
2,232	Fabrinet*(1)	82,718

	United Kingdom - 4.4%
6,705	Aldermore Group plc*	20,726
1,155	Big Yellow Group plc REIT	11,730
34,996	Coats Group plc	36,717
7,546	Dart Group plc	54,316
25,926	Debenhams plc	17,218
306	Electrocomponents plc	2,549
51,689	Firstgroup plc*	81,138
733	Galliford Try plc	13,306
2,145	Go-Ahead Group plc(1)	49,010
4,613	Greggs plc	77,177
1,039	Halfords Group plc	4,886
24,418	Hansteen Holdings plc REIT*	45,209
25,722	JRP Group plc	50,695
7,375	Moneysupermarket.com Group plc	31,465
15,083	OneSavings Bank plc(1)	81,572
10,574	Safestore Holdings plc REIT	61,953
3,897	Sports Direct International plc*	21,463
9,126	UNITE Group plc	84,177
21,168	Watkin Jones plc	62,196

		807,503

	United States - 37.5%
1,811	Aaron’s, Inc.	79,014
1,614	Abercrombie & Fitch Co. Class A(1)	23,306
152	ACCO Brands Corp.*	1,809
391	Almost Family, Inc.*	20,997
957	Amedisys, Inc.*	53,554
2,940	American Eagle Outfitters, Inc.	42,042
700	American National Insurance Co.(1)	82,656
448	American Outdoor Brands Corp.*	6,832
161	American Woodmark Corp.*	15,496
3,680	Amkor Technology, Inc.*	38,824
2,279	AMN Healthcare Services, Inc.*	104,150
1,530	Anika Therapeutics, Inc.*	88,740
117	Arch Coal, Inc. Class A	8,394
1,078	Argan, Inc.(1)	72,495
42	Atrion Corp.	28,224
985	AVX Corp.	17,957
1,885	Banc of California, Inc.(1)	39,114

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	United States - 37.5% - (continued)
1,841	Barnes & Noble, Inc.(1)	$13,992
2,267	Benchmark Electronics, Inc.*	77,418
1,114	Big Lots, Inc.(1)	59,677
2,164	BioTelemetry, Inc.*	71,412
378	Blackstone Mortgage Trust, Inc. Class A REIT(1)	11,726
1,267	Boise Cascade Co.*	44,218
346	Briggs & Stratton Corp.	8,131
775	Buckle, Inc.(1)	13,059
300	CACI International, Inc. Class A*	41,805
605	Cambrex Corp.*	33,275
22	Capella Education Co.	1,543
1,382	Cato Corp. Class A	18,284
475	Chemed Corp.(1)	95,974
48	Chesapeake Utilities Corp.	3,756
1,171	Chico’s FAS, Inc.(1)	10,480
749	Children’s Place, Inc.(1)	88,494
14	Cincinnati Bell, Inc.*	278
1,054	Clearwater Paper Corp.*	51,910
111	Coca-Cola Bottling Co. Consolidated	23,948
612	Commercial Metals Co.	11,646
386	Compass Minerals International, Inc.(1)	25,051
481	CONMED Corp.	25,238
1,234	Convergys Corp.	31,948
1,142	Cooper Tire & Rubber Co.(1)	42,711
706	Cooper-Standard Holdings, Inc.*	81,875
1,804	Corvel Corp.*	98,138
944	CSG Systems International, Inc.	37,854
2,349	CVR Energy, Inc.(1)	60,839
2,123	Dean Foods Co.(1)	23,098
2,602	Delek U.S. Holdings, Inc.	69,551
766	Dolby Laboratories, Inc. Class A	44,060
816	Douglas Dynamics, Inc.(1)	32,150
965	Dril-Quip, Inc.*	42,605
1,136	DSW, Inc. Class A	24,401
1,609	Eagle Pharmaceuticals, Inc.*(1)	95,961
699	EchoStar Corp. Class A*	40,004
1,707	Emergent Biosolutions, Inc.*	69,048
1,028	Employers Holdings, Inc.	46,723
1,957	Ensign Group, Inc.	44,209
2,358	Enzo Biochem, Inc.*	24,688
985	ePlus, Inc.*	91,063
1,893	Express, Inc.*	12,797
81	Farmer Brothers Co.*	2,661
1,038	FB Financial Corp.*(1)	39,153
835	FBL Financial Group, Inc. Class A	62,208
943	Fidelity & Guaranty Life	29,280
46	First Busey Corp.	1,443
1,866	First Interstate BancSystem, Inc. Class A	71,374
4,592	Forestar Group, Inc.*(3)	78,982
487	Fresh Del Monte Produce, Inc.(1)	22,139
1,076	FutureFuel Corp.	16,936
1,440	Genesco, Inc.*	38,304
2,187	Geo Group, Inc. REIT(1)	58,830
446	Getty Realty Corp. REIT(1)	12,760
2,468	Globus Medical, Inc. Class A*(1)	73,349
391	Greenbrier Cos., Inc.(1)	18,827
367	Greif, Inc. Class A(1)	21,484
461	Guess?, Inc.(1)	7,851
2,449	H&E Equipment Services, Inc.	71,511
1,604	Hawaiian Holdings, Inc.*(1)	60,230

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	United States - 37.5% - (continued)
2,197	Heritage Financial Corp.	$64,811
513	HFF, Inc. Class A REIT	20,294
1,018	Horace Mann Educators Corp.	40,058
218	Hub Group, Inc. Class A*	9,363
160	ICU Medical, Inc.*(1)	29,736
576	II-VI, Inc.*	23,702
218	Infinity Property & Casualty Corp.	20,536
1,190	Ingles Markets, Inc. Class A	30,583
1,154	Innospec, Inc.	71,144
1,398	Inovalon Holdings, Inc. Class A*(1)	23,836
2,117	Insight Enterprises, Inc.*	97,213
1,019	Insperity, Inc.	89,672
2,838	International Seaways, Inc.*	55,909
340	John B Sanfilippo & Son, Inc.	22,885
337	Kaman Corp.	18,798
1,858	KEMET Corp.*	39,260
1,128	Kimball Electronics, Inc.*	24,421
758	Kraton Corp.*	30,654
57	Landstar System, Inc.	5,680
2,129	Lantheus Holdings, Inc.*	37,896
1,233	LHC Group, Inc.*	87,444
1,510	LifePoint Health, Inc.*	87,429
698	LSC Communications, Inc.	11,524
3,320	Luminex Corp.	67,496
1,021	Magellan Health, Inc.*	88,112
475	ManTech International Corp. Class A	20,971
3,570	Marcus & Millichap, Inc. REIT*	96,354
1,048	Match Group, Inc.*(1)	24,303
8,437	McDermott International, Inc.*	61,337
139	Meredith Corp.(1)	7,715
2,625	Meridian Bioscience, Inc.	37,538
1,478	Meritor, Inc.*	38,443
1,055	MFA Financial, Inc. REIT	9,242
101	MicroStrategy, Inc. Class A*	12,899
1,277	MoneyGram International, Inc.*	20,572
2,106	MSG Networks, Inc. Class A*	44,647
544	National Presto Industries, Inc.	57,909
252	National Western Life Group, Inc. Class A	87,948
351	Navigators Group, Inc.	20,481
8	Neenah Paper, Inc.	684
189	NETGEAR, Inc.*	8,996
350	NuVasive, Inc.*	19,411
8,557	Office Depot, Inc.	38,849
668	Oritani Financial Corp.(1)	11,222
2,292	Owens & Minor, Inc.	66,926
671	PBF Energy, Inc. Class A(1)	18,526
556	PharMerica Corp.*	16,291
1,690	Philbro Animal Health Corp. Class A	62,614
7,994	Photronics, Inc.*	70,747
110	Plexus Corp.*	6,169
4,544	Quality Systems, Inc.*	71,477
1,082	REX American Resources Corp.*	101,524
1,568	RMR Group, Inc. REIT	80,517
6,094	RPX Corp.*	80,928
2	Safety Insurance Group, Inc.	153
546	Sanderson Farms, Inc.(1)	88,190
2,416	Sanmina Corp.*	89,754
179	Scholastic Corp.	6,659
1,458	Schweitzer-Mauduit International, Inc.	60,449
8,278	Sciclone Pharmaceuticals, Inc.*	92,714

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	United States - 37.5% - (continued)
1,563	Select Comfort Corp.*	$48,531
952	Select Income REIT	22,296
109	Select Medical Holdings Corp.*	2,093
1,275	Selective Insurance Group, Inc.	68,659
1,188	SpartanNash Co.	31,328
3,368	Steelcase, Inc. Class A	51,867
1,213	Stepan Co.	101,480
147	Sturm Ruger & Co., Inc.(1)	7,600
2,578	Summit Hotel Properties, Inc. REIT	41,222
2,320	Sunstone Hotel Investors, Inc. REIT	37,282
338	Supernus Pharmaceuticals, Inc.*	13,520
2,611	Sykes Enterprises, Inc.*	76,137
857	TeleTech Holdings, Inc.	35,780
1,532	TriCo Bancshares	62,429
461	Trinseo S.A.	30,933
7,432	TrustCo Bank Corp.	66,145
548	TTM Technologies, Inc.*	8,423
409	U.S. Physical Therapy, Inc.	25,133
986	United Fire Group, Inc.	45,179
2,088	United States Cellular Corp.*	73,915
619	Universal Corp.(1)	35,469
162	Usana Health Sciences, Inc.*	9,347
218	Viad Corp.	13,276
1,607	Vonage Holdings Corp.*	13,081
455	Wabash National Corp.	10,383
886	Walker & Dunlop, Inc.*	46,364
715	Weis Markets, Inc.	31,103

		6,796,554

	Total Common Stocks (cost $15,683,513)	$18,093,509

	Total Long-Term Investments (cost $15,683,513)	$18,093,509

SHORT-TERM INVESTMENTS - 3.8%
	Securities Lending Collateral - 3.8%
685,831	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%(4)	685,831

	Total Short-Term Investments (cost $685,831)	$685,831

Total Investments (cost $16,369,344)	103.5%	$18,779,340
Other Assets and Liabilities	(3.5)%	(631,265)

Total Net Assets	100.0%	$18,148,075

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $386,582, which represented 2.1% of total net assets.

(3)	Investment valued using significant unobservable inputs.

(4)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$842,038	$842,038	$—	$—
Belgium	104,213	104,213	—	—
Bermuda	149,783	149,783	—	—
Brazil	249,490	249,490	—	—
Canada	960,176	960,176	—	—
China	1,778,944	1,691,382	—	87,562
Denmark	138,268	138,268	—	—
France	161,606	161,606	—	—
Georgia	79,996	79,996	—	—
Germany	129,358	129,358	—	—
Hong Kong	317,638	317,638	—	—
Ireland	15,163	15,163	—	—
Israel	170,473	170,473	—	—
Italy	166,566	166,566	—	—
Japan	2,246,601	2,246,601	—	—
Luxembourg	28,560	28,560	—	—
Netherlands	187,100	187,100	—	—
New Zealand	102,061	102,061	—	—
Norway	58,757	58,757	—	—
Singapore	222,194	222,194	—	—
South Africa	272,930	272,930	—	—
South Korea	967,189	967,189	—	—
Spain	74,792	74,792	—	—
Sweden	152,859	152,859	—	—
Switzerland	158,116	158,116	—	—
Taiwan	671,863	671,863	—	—
Thailand	82,718	82,718	—	—
United Kingdom	807,503	807,503	—	—
United States	6,796,554	6,717,572	—	78,982
Short-Term Investments	685,831	685,831	—	—

Total	$18,779,340	$18,612,796	$—	$166,544

(1)	For the year ended September 30, 2017, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2017 is not presented.

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Australia - 5.4%
1,346	AGL Energy Ltd.	$24,682
1,931	Amcor Ltd.	23,046
1,612	Aristocrat Leisure Ltd.	26,562
1,041	Australia & New Zealand Banking Group Ltd.	24,178
999	Caltex Australia Ltd.	25,162
76	Cochlear Ltd.	9,494
104	Commonwealth Bank of Australia	6,141
246	CSL Ltd.	25,857
5,067	DuluxGroup Ltd.	27,831
1,086	GPT Group REIT	4,227
993	National Australia Bank Ltd.	24,543
1,173	Sonic Healthcare Ltd.	19,245
1,013	Stockland REIT	3,418
773	Tabcorp Holdings Ltd.	2,590
3,160	Telstra Corp. Ltd.(1)	8,653
1,544	Washington H Soul Pattinson & Co., Ltd.	19,299
57	Wesfarmers Ltd.	1,849
349	Westpac Banking Corp.	8,741

		285,518

	Austria - 0.1%
798	Telekom Austria AG*	7,241

	Belgium - 0.0%
12	Cofinimmo S.A. REIT	1,541

	Brazil - 1.0%
3,909	Ambev S.A.	26,001
1,800	Fibria Celulose S.A.	24,384
400	WEG S.A.	2,706

		53,091

	Canada - 9.7%
246	Agrium, Inc.	26,302
192	Alimentation Couche-Tard, Inc. Class B	8,735
42	AltaGas Ltd.(1)	965
226	Bank of Montreal	17,064
270	Bank of Nova Scotia	17,314
514	BCE, Inc.	24,026
1,510	CAE, Inc.	26,357
180	Canadian Imperial Bank of Commerce(1)	15,712
302	Canadian National Railway Co.	24,964
76	Canadian Tire Corp. Ltd. Class A	9,440
400	CCL Industries, Inc. Class B	19,312
824	Cineplex, Inc.	25,722
308	Dollarama, Inc.	33,624
567	Enbridge, Inc.(1)	23,629
48	George Weston Ltd.	4,170
84	Imperial Oil Ltd.(1)	2,677
258	Inter Pipeline Ltd.	5,333
128	Keyera Corp.(1)	3,904
74	Loblaw Cos. Ltd.	4,029
58	Onex Corp.	4,466
1,180	Parkland Fuel Corp.	23,946
182	Pembina Pipeline Corp.(1)	6,371
553	RioCan REIT	10,581
478	Rogers Communications, Inc. Class B(1)	24,591
220	Royal Bank of Canada	16,982
485	Shaw Communications, Inc. Class B	11,138
665	Suncor Energy, Inc.	23,252
721	TELUS Corp.	25,873
192	Thomson Reuters Corp.	8,809
316	Toronto-Dominion Bank	17,750

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Canada - 9.7% - (continued)
519	TransCanada Corp.	$25,592
500	WSP Global, Inc.	20,753

		513,383

	Chile - 0.2%
53,426	Enersis Americas S.A.	10,955

	China - 4.5%
1,000	AAC Technologies Holdings, Inc.	16,798
36,000	Agricultural Bank of China Ltd. Class H	16,132
13,000	China Construction Bank Corp. Class H	10,785
7,000	China Merchants Bank Co., Ltd. Class H	24,601
20,000	Country Garden Holdings Co., Ltd.	31,803
16,000	CSPC Pharmaceutical Group Ltd.	26,794
8,000	Fuyao Glass Industry Group Co., Ltd. Class H(2)	29,037
18,000	Jiangsu Expressway Co., Ltd. Class H	27,562
3,000	Shenzhou International Group Holdings Ltd.	23,506
700	Tencent Holdings Ltd.	30,130

		237,148

	Denmark - 1.0%
749	Danske Bank A/S	29,961
743	GN Store Nord AS	25,472

		55,433

	Finland - 0.6%
161	Kone Oyj Class B	8,527
482	Orion Oyj Class B	22,371

		30,898

	France - 4.2%
213	Air Liquide S.A.	28,417
324	BioMerieux	26,379
26	Cie Generale des Etablissements Michelin	3,796
46	Hermes International	23,196
65	L’Oreal S.A.	13,824
104	LVMH Moet Hennessy Louis Vuitton SE	28,702
259	Safran S.A.	26,467
138	Sanofi	13,706
210	Sodexo S.A.	26,192
49	Thales S.A.	5,548
491	Total S.A.	26,379

		222,606

	Germany - 3.3%
120	adidas AG	27,153
84	Allianz SE	18,863
261	BASF SE	27,782
1,424	Deutsche Telekom AG	26,573
84	Fresenius Medical Care AG & Co. KGaA	8,219
175	Fresenius SE & Co. KGaA	14,120
139	FUCHS PETROLUB SE (Preference Shares)	8,231
42	Merck KGaA	4,673
230	SAP SE	25,203
92	Siemens AG	12,965

		173,782

	Hong Kong - 5.5%
2,000	China Mobile Ltd.	20,267
13,000	CITIC Ltd.	19,207
2,000	CK Hutchison Holdings Ltd.	25,567
2,000	CK Infrastructure Holdings Ltd.	17,207
2,500	CLP Holdings Ltd.	25,622

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Hong Kong - 5.5% - (continued)
1,100	Dairy Farm International Holdings Ltd.	$8,459
8,000	Guangdong Investment Ltd.	11,410
7,600	Hong Kong & China Gas Co., Ltd.	14,284
200	Jardine Matheson Holdings Ltd.	12,672
600	Jardine Strategic Holdings Ltd.	25,920
3,500	Link REIT	28,365
4,500	MTR Corp. Ltd.	26,272
1,000	Power Assets Holdings Ltd.	8,661
2,000	Swire Pacific Ltd. Class A	19,409
400	Swire Properties Ltd.	1,357
2,000	VTech Holdings Ltd.	29,140

		293,819

	India - 2.3%
541	Dr. Reddy’s Laboratories Ltd. ADR	19,303
125	HDFC Bank Ltd. ADR	12,046
1,905	Infosys Ltd. ADR(1)	27,794
598	Reliance Industries Ltd. GDR(2)	14,262
4,062	Wipro Ltd. ADR(1)	23,072
729	WNS Holdings Ltd. ADR*	26,609

		123,086

	Indonesia - 2.7%
43,400	Astra International Tbk PT	25,455
17,457	Chandra Asri Petrochemical Tbk PT	30,879
9,100	Indofood CBP Sukses Makmur Tbk PT	5,895
115,700	Kalbe Farma Tbk PT	14,303
76,700	Telekomunikasi Indonesia Persero Tbk PT	26,651
6,700	Unilever Indonesia Tbk PT	24,362
108,200	Waskita Karya Persero Tbk PT	14,259

		141,804

	Ireland - 1.1%
690	CRH plc	26,327
1,242	Experian plc	24,978
84	Paddy Power Betfair plc	8,384

		59,689

	Israel - 1.4%
168	Alony Hetz Properties & Investments Ltd.	1,783
186	Azrieli Group Ltd.	10,330
6,271	Bezeq The Israeli Telecommunication Corp. Ltd.	8,967
104	Elbit Systems Ltd.	15,288
154	Nice Ltd.	12,285
155	Paz Oil Co., Ltd.	25,541

		74,194

	Italy - 1.6%
1,421	Eni S.p.A.	23,519
87	Luxottica Group S.p.A.	4,864
7,177	Parmalat S.p.A.	26,302
652	Recordati S.p.A.	30,061

		84,746

	Japan - 15.7%
100	Aoyama Trading Co., Ltd.	3,576
100	Asahi Group Holdings Ltd.	4,047
1,600	Astellas Pharma, Inc.	20,347
600	Azbil Corp.	25,719
600	Bridgestone Corp.	27,216
700	Canon, Inc.	23,911
300	Daikin Industries Ltd.	30,369
75	Daito Trust Construction Co., Ltd.	13,659

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Japan - 15.7% - (continued)
600	Daiwa House Industry Co., Ltd.	$20,708
100	East Japan Railway Co.	9,226
500	FUJIFILM Holdings Corp.	19,398
200	Hikari Tsushin, Inc.	25,052
500	Hoya Corp.	26,984
300	Ito En Ltd.	10,114
1,800	ITOCHU Corp.	29,471
2	Japan Logistics Fund, Inc. REIT(1)	3,722
1	Japan Retail Fund Investment Corp. REIT	1,794
900	Kagome Co., Ltd.	28,224
500	Keikyu Corp.	10,132
50	Keyence Corp.	26,540
300	Kuraray Co., Ltd.	5,607
400	Kyocera Corp.	24,811
600	McDonald’s Holdings Co. Japan Ltd.	26,545
1,600	Mitsubishi Electric Corp.	24,988
300	Mitsubishi Tanabe Pharma Corp.	6,876
600	Mitsui & Co., Ltd.	8,864
5,800	Mizuho Financial Group, Inc.	10,156
200	Nagoya Railroad Co., Ltd.	4,305
200	Nikon Corp.(1)	3,466
2,000	Nippon Kayaku Co., Ltd.	30,791
500	Nippon Telegraph & Telephone Corp.	22,907
300	Nissan Chemical Industries Ltd.	10,554
900	Nissan Motor Co., Ltd.(1)	8,911
2,100	NTT Data Corp.	22,462
400	Osaka Gas Co., Ltd.	7,434
500	Otsuka Holdings Co., Ltd.	19,860
200	Sankyo Co., Ltd.	6,379
300	Secom Co., Ltd.	21,859
800	Shimadzu Corp.	15,749
100	Shin-Etsu Chemical Co., Ltd.	8,937
300	SoftBank Group Corp.	24,210
400	Subaru Corp.	14,427
1,500	Sumitomo Rubber Industries Ltd.	27,477
500	Takeda Pharmaceutical Co., Ltd.	27,602
600	Terumo Corp.	23,586
100	Tokio Marine Holdings, Inc.	3,911
400	Toyota Motor Corp.	23,844
500	Wacoal Holdings Corp.	14,258
1,400	Zensho Holdings Co., Ltd.(1)	25,260

		836,245

	Malaysia - 1.2%
7,900	DiGi.Com Bhd	9,168
4,700	Genting Malaysia Bhd	5,988
1,000	HAP Seng Consolidated Bhd	2,155
10,200	KLCCP Stapled Group	19,325
5,600	Maxis Bhd	7,692
4,900	Petronas Chemicals Group Bhd	8,460
3,400	Tenaga Nasional Bhd	11,531

		64,319

	Mexico - 0.3%
1,404	Fomento Economico Mexicano S.A.B. de C.V.	13,444
40	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	765

		14,209

	Netherlands - 1.1%
74	Koninklijke DSM N.V.	6,059
117	Koninklijke Philips N.V.	4,831

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Netherlands - 1.1% - (continued)
200	NXP Semiconductors N.V.*	$22,618
913	Royal Dutch Shell plc Class A	27,543

		61,051

	Norway - 0.3%
1,037	Borregaard ASA	11,627
212	Telenor ASA	4,485

		16,112

	Philippines - 1.2%
3,410	Aboitiz Equity Ventures, Inc.	4,921
10,900	Aboitiz Power Corp.	9,194
340	Ayala Corp.	6,492
10,300	Ayala Land, Inc.	8,820
3,400	Manila Electric Co.	18,941
640	SM Investments Corp.	11,125
9,600	SM Prime Holdings, Inc.	6,510

		66,003

	Poland - 0.2%
353	Polski Koncern Naftowy Orlen S.A.	11,789

	Russia - 0.1%
351	MMC Norilsk Nickel PJSC ADR	6,042

	Singapore - 2.3%
700	Ascendas REIT	1,371
1,900	DBS Group Holdings Ltd.	29,131
1,800	Frasers Centrepoint Trust	2,797
3,200	Mapletree Industrial Trust REIT	4,418
4,500	Mapletree Logistics Trust REIT	4,109
200	Oversea-Chinese Banking Corp. Ltd.	1,644
3,500	SATS Ltd.	11,882
1,500	Singapore Press Holdings Ltd.(1)	3,005
3,300	Singapore Telecommunications Ltd.	8,943
900	United Overseas Bank Ltd.	15,575
1,200	UOL Group Ltd.	7,175
2,400	Venture Corp. Ltd.	31,176

		121,226

	South Africa - 0.3%
238	AVI Ltd.	1,726
950	Bidvest Group Ltd.	12,148

		13,874

	South Korea - 5.7%
9	CJ O Shopping Co., Ltd.	1,555
225	Fila Korea Ltd.	13,457
70	GS Home Shopping, Inc.	13,275
19	Hyundai Mobis Co., Ltd.	3,981
193	Hyundai Motor Co.	25,360
543	Kangwon Land, Inc.	16,593
174	KB Financial Group, Inc.	8,523
532	Kia Motors Corp.	14,701
1,096	LF Corp.	24,545
49	LG Corp.	3,448
141	LG Display Co., Ltd.	3,761
1,180	LG Uplus Corp.	13,754
355	Loen Entertainment, Inc.	27,089
163	Nexen Tire Corp.	1,886
259	S-1 Corp.	20,171
13	Samsung Electronics Co., Ltd.	29,102
223	Shinhan Financial Group Co., Ltd.	9,793
40	SK Holdings Co., Ltd.	10,058

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	South Korea - 5.7% - (continued)
445	SK Hynix, Inc.	$32,209
127	SK Telecom Co., Ltd.	28,275

		301,536

	Spain - 0.7%
88	Amadeus IT Group S.A.	5,721
1,122	Endesa S.A.	25,301
145	Industria de Diseno Textil S.A.	5,466

		36,488

	Sweden - 1.4%
434	Atlas Copco AB Class A	18,339
552	Holmen AB Class B	25,786
1,049	Swedbank AB Class A	28,942

		73,067

	Switzerland - 4.3%
1,031	ABB Ltd.	25,509
382	Ferguson plc	25,092
38	Geberit AG	17,991
12	Givaudan S.A.	26,131
280	Nestle S.A.	23,468
282	Novartis AG	24,160
96	Roche Holding AG	24,526
3	Sika AG	22,339
260	Swiss Re AG	23,565
54	Zurich Insurance Group AG	16,486

		229,267

	Taiwan - 3.9%
11,000	Chong Hong Construction Co., Ltd.	25,320
6,000	Chunghwa Telecom Co., Ltd.	20,677
1,000	Far EasTone Telecommunications Co., Ltd.	2,378
2,000	Formosa Plastics Corp.	6,054
1,000	Foxconn Technology Co., Ltd.	2,885
5,000	Fulgent Sun International Holding Co., Ltd.	12,201
1,000	Greatek Electronics, Inc.	1,659
6,000	Hon Hai Precision Industry Co., Ltd.	20,775
2,000	Nan Ya Plastics Corp.	4,927
3,000	Pou Chen Corp.	3,764
3,000	Powertech Technology, Inc.	8,647
1,000	President Chain Store Corp.	8,426
7,600	Ruentex Development Co., Ltd.*	6,967
11,000	Syncmold Enterprise Corp.	25,175
2,000	Taiwan Mobile Co., Ltd.	7,123
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	21,419
13,000	Uni-President Enterprises Corp.	27,223

		205,620

	Thailand - 2.8%
800	Advanced Info Service PCL NVDR	4,582
16,400	Airports of Thailand PCL NVDR	29,013
7,600	Bangkok Dusit Medical Services PCL NVDR	4,672
1,500	Bumrungrad Hospital PCL NVDR	9,670
1,000	Central Pattana PCL NVDR	2,339
9,000	CP ALL PCL NVDR	18,013
800	Electricity Generating PCL NVDR	5,637
900	Glow Energy PCL NVDR	2,409
3,000	Ratchaburi Electricity Generating Holding PCL NVDR	4,835
1,404	Siam Cement PCL NVDR	21,049
11,900	Supalai PCL NVDR	8,278

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Thailand - 2.8% - (continued)
33,600	Thai Beverage PCL	$22,269
4,700	Thai Union Group PCL NVDR	2,819
16,200	Thai Vegetable Oil PCL NVDR	13,966

		149,551

	Turkey - 2.2%
214	Afyon Cimento Sanayi TAS*	475
3,465	Aselsan Elektronik Sanayi Ve Ticaret AS	25,626
631	BIM Birlesik Magazalar AS	13,175
15,637	Enka Insaat ve Sanayi AS	22,778
1,010	KOC Holding AS	4,644
18,115	Soda Sanayii AS	25,929
442	Tupras Turkiye Petrol Rafinerileri AS	15,114
106	Turk Traktor ve Ziraat Makineleri AS	2,314
2,161	Turkcell Iletisim Hizmetleri AS	7,711

		117,766

	United Kingdom - 10.5%
925	Ashtead Group plc	22,326
362	AstraZeneca plc	24,065
2,645	BAE Systems plc	22,410
4,401	BP plc	28,183
371	British American Tobacco plc	23,255
1,107	Compass Group plc	23,511
514	Croda International plc	26,157
780	Diageo plc	25,670
1,144	GlaxoSmithKline plc	22,846
1,049	Halma plc	15,763
2,665	HSBC Holdings plc	26,355
474	InterContinental Hotels Group plc	25,107
413	Intertek Group plc	27,605
1,835	National Grid plc	22,763
246	Reckitt Benckiser Group plc	22,486
1,296	RELX N.V.	27,594
1,282	RELX plc	28,156
6,892	Rentokil Initial plc	27,796
1,007	Sage Group plc	9,437
1,415	Smith & Nephew plc	25,591
431	Smiths Group plc	9,119
141	Spectris plc	4,559
371	Unilever N.V.	21,947
451	Unilever plc	26,134
6,147	Vodafone Group plc	17,220
200	WPP plc	3,716

		559,771

	United States - 0.9%
390	Carnival plc	24,818
4,800	Samsonite International S.A.	20,587

		45,405

	Total Common Stocks (cost $5,084,430)	$5,298,275

WARRANTS - 0.0%
	Thailand - 0.0%
2,975	Supalai PCL Expires 10/19/18*	$1,713

	Total Warrants (cost $1,497)	$1,713

Shares or Principal Amount		Market Value†
RIGHTS - 0.0%
	Singapore - 0.0%
450	Mapletree Logistics Trust Expires 10/04/17*	$32

	Total Rights (cost $—)	$32

	Total Long-Term Investments (cost $5,085,927)	$5,300,020

SHORT-TERM INVESTMENTS - 1.0%
	Securities Lending Collateral - 1.0%
55,936	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%(3)	55,936

	Total Short-Term Investments (cost $55,936)	$55,936

Total Investments (cost $5,141,863)	100.7%	$5,355,956
Other Assets and Liabilities	(0.7)%	(39,175)

Total Net Assets	100.0%	$5,316,781

The accompanying notes are an integral part of these financial statements.

42

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2017, the aggregate value of these securities was $43,299, which represented 0.8% of total net assets.

(3)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$285,518	$285,518	$—	$—
Austria	7,241	7,241	—	—
Belgium	1,541	1,541	—	—
Brazil	53,091	53,091	—	—
Canada	513,383	513,383	—	—
Chile	10,955	10,955	—	—
China	237,148	237,148	—	—
Denmark	55,433	55,433	—	—
Finland	30,898	30,898	—	—
France	222,606	222,606	—	—
Germany	173,782	173,782	—	—
Hong Kong	293,819	293,819	—	—
India	123,086	123,086	—	—
Indonesia	141,804	141,804	—	—
Ireland	59,689	59,689	—	—
Israel	74,194	74,194	—	—
Italy	84,746	84,746	—	—
Japan	836,245	836,245	—	—
Malaysia	64,319	64,319	—	—
Mexico	14,209	14,209	—	—
Netherlands	61,051	61,051	—	—
Norway	16,112	16,112	—	—
Philippines	66,003	66,003	—	—
Poland	11,789	11,789	—	—
Russia	6,042	6,042	—	—
Singapore	121,226	121,226	—	—
South Africa	13,874	13,874	—	—
South Korea	301,536	301,536	—	—
Spain	36,488	36,488	—	—
Sweden	73,067	73,067	—	—
Switzerland	229,267	229,267	—	—
Taiwan	205,620	205,620	—	—
Thailand	149,551	149,551	—	—
Turkey	117,766	117,766	—	—
United Kingdom	559,771	559,771	—	—
United States	45,405	45,405	—	—
Warrants	1,713	—	1,713	—
Rights	32	—	32	—
Short-Term Investments	55,936	55,936	—	—

Total	$5,355,956	$5,354,211	$1,745	$—

(1)	For the period ended September 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.3%
218	Cooper Tire & Rubber Co.(1)	$8,153
492	Fox Factory Holding Corp.*	21,206
169	Visteon Corp.*	20,917

		50,276

	Banks - 2.1%
108	BancFirst Corp.	6,129
883	Beneficial Bancorp, Inc.	14,658
207	Capitol Federal Financial, Inc.	3,043
420	CenterState Bank Corp.	11,256
28	Commerce Bancshares, Inc.	1,618
557	Investors Bancorp, Inc.(1)	7,597
22	JP Morgan Chase & Co.	2,101
585	Meridian Bancorp, Inc.	10,910
463	US Bancorp	24,812

		82,124

	Capital Goods - 12.3%
180	3M Co.	37,782
125	Boeing Co.	31,776
355	BWX Technologies, Inc.	19,887
21	ESCO Technologies, Inc.	1,259
86	General Dynamics Corp.	17,680
644	General Electric Co.	15,572
342	Honeywell International, Inc.	48,475
167	Hubbell, Inc. Class B	19,375
33	IDEX Corp.	4,008
200	Illinois Tool Works, Inc.	29,592
371	Kaman Corp.	20,694
118	Lincoln Electric Holdings, Inc.	10,818
127	Lockheed Martin Corp.	39,407
187	MSC Industrial Direct Co., Inc. Class A	14,132
133	Northrop Grumman Corp.	38,267
209	Raytheon Co.	38,995
210	Rockwell Collins, Inc.	27,449
9	Roper Technologies, Inc.	2,191
7	Stanley Black & Decker, Inc.	1,057
485	Toro Co.	30,099
235	United Technologies Corp.	27,279

		475,794

	Commercial & Professional Services - 3.1%
33	Cintas Corp.	4,761
86	IHS Markit Ltd.*	3,791
78	Matthews International Corp. Class A	4,855
446	Republic Services, Inc.	29,463
377	Rollins, Inc.	17,395
442	Tetra Tech, Inc.	20,575
484	Waste Management, Inc.	37,883

		118,723

	Consumer Durables & Apparel - 0.2%
27	Mohawk Industries, Inc.*	6,683

	Consumer Services - 9.5%
416	Aramark	16,894
237	Bright Horizons Family Solutions, Inc.*	20,432
302	Carnival Corp.	19,500
336	Cheesecake Factory, Inc.(1)	14,152
99	Churchill Downs, Inc.	20,414
75	Cracker Barrel Old Country Store, Inc.(1)	11,371
350	Darden Restaurants, Inc.	27,573

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 9.5% - (continued)
151	Domino’s Pizza, Inc.	$29,981
362	Dunkin’ Brands Group, Inc.	19,215
34	Graham Holdings Co. Class B	19,893
119	Hilton Worldwide Holdings, Inc.	8,265
49	Jack in the Box, Inc.	4,994
362	McDonald’s Corp.	56,718
265	Papa John’s International, Inc.(1)	19,364
106	Service Corp. International/US	3,657
474	Starbucks Corp.	25,458
23	Vail Resorts, Inc.	5,247
1,039	Wendy’s Co.(1)	16,136
360	Yum! Brands, Inc.	26,500

		365,764

	Diversified Financials - 2.2%
109	Ares Capital Corp.	1,786
179	Berkshire Hathaway, Inc. Class B*	32,814
330	Blackstone Mortgage Trust, Inc. Class A REIT(1)	10,237
261	Capstead Mortgage Corp. REIT	2,519
108	Chimera Investment Corp. REIT	2,043
354	MFA Financial, Inc. REIT	3,101
15	Nasdaq, Inc.	1,163
1,051	New Mountain Finance Corp.	14,977
563	Solar Capital Ltd.	12,183
262	Starwood Property Trust, Inc. REIT	5,691
31	TPG Specialty Lending, Inc.	650

		87,164

	Energy - 5.0%
520	Chevron Corp.	61,100
732	Exxon Mobil Corp.	60,009
451	Phillips 66	41,316
413	Schlumberger Ltd.	28,811
22	Valero Energy Corp.	1,693

		192,929

	Food & Staples Retailing - 1.3%
86	Costco Wholesale Corp.	14,129
256	Sysco Corp.	13,811
266	Wal-Mart Stores, Inc.	20,785

		48,725

	Food, Beverage & Tobacco - 3.8%
620	Altria Group, Inc.	39,320
15	Brown-Forman Corp. Class B	815
503	Coca-Cola Co.	22,640
842	ConAgra Foods, Inc.	28,409
325	Fresh Del Monte Produce, Inc.	14,775
144	Kellogg Co.(1)	8,981
224	PepsiCo, Inc.	24,960
66	Philip Morris International, Inc.	7,327

		147,227

	Health Care Equipment & Services - 5.0%
423	Baxter International, Inc.	26,543
65	Cooper Cos., Inc.	15,412
33	CR Bard, Inc.	10,576
57	Danaher Corp.	4,889
146	IDEXX Laboratories, Inc.*	22,702
4	Intuitive Surgical, Inc.*	4,184
48	Masimo Corp.*	4,155
131	Medtronic plc	10,188

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 5.0% - (continued)
130	Quest Diagnostics, Inc.	$12,173
111	Stryker Corp.	15,764
288	UnitedHealth Group, Inc.	56,405
68	Varian Medical Systems, Inc.*	6,804
21	WellCare Health Plans, Inc.*	3,607

		193,402

	Household & Personal Products - 2.1%
177	Church & Dwight Co., Inc.	8,576
123	Clorox Co.	16,225
203	Colgate-Palmolive Co.	14,788
55	Kimberly-Clark Corp.	6,472
218	Procter & Gamble Co.	19,834
148	Spectrum Brands Holdings, Inc.(1)	15,676

		81,571

	Insurance - 1.5%
15	American Financial Group, Inc.	1,552
16	Aon plc	2,338
189	Arch Capital Group Ltd.*	18,616
17	Argo Group International Holdings Ltd.	1,045
108	Arthur J Gallagher & Co.	6,647
334	Axis Capital Holdings Ltd.	19,142
33	Erie Indemnity Co. Class A	3,979
8	Everest Re Group Ltd.	1,827
21	Loews Corp.	1,005
2	White Mountains Insurance Group Ltd.	1,714

		57,865

	Materials - 9.5%
188	Air Products & Chemicals, Inc.	28,429
199	AptarGroup, Inc.	17,176
153	Ashland Global Holdings, Inc.	10,005
157	Balchem Corp.	12,763
207	Ball Corp.	8,549
264	Compass Minerals International, Inc.(1)	17,134
446	Crown Holdings, Inc.*	26,635
279	Ecolab, Inc.	35,882
327	Monsanto Co.	39,181
46	NewMarket Corp.	19,584
293	Praxair, Inc.	40,944
87	Quaker Chemical Corp.	12,872
385	RPM International, Inc.	19,766
206	Scotts Miracle-Gro Co. Class A	20,052
12	Sensient Technologies Corp.	923
31	Sherwin-Williams Co.	11,099
624	Silgan Holdings, Inc.	18,364
380	Sonoco Products Co.	19,171
146	WR Grace & Co.	10,534

		369,063

	Media - 3.0%
1,030	Comcast Corp. Class A	39,634
126	John Wiley & Sons, Inc. Class A	6,741
122	Omnicom Group, Inc.	9,037
378	Time Warner, Inc.	38,726
204	Walt Disney Co.	20,108

		114,246

	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
14	AbbVie, Inc.	1,244
88	Bio-Rad Laboratories, Inc. Class A*	19,555

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2% - (continued)
81	Bio-Techne Corp.	$9,792
437	Johnson & Johnson	56,814
423	Merck & Co., Inc.	27,085
210	PerkinElmer, Inc.	14,484
887	Pfizer, Inc.	31,666

		160,640

	Real Estate - 6.0%
237	American Campus Communities, Inc. REIT	10,464
123	American Tower Corp. REIT	16,812
167	Apartment Investment & Management Co. Class A, REIT	7,325
33	AvalonBay Communities, Inc. REIT	5,888
45	Camden Property Trust REIT	4,115
130	Crown Castle International Corp.	12,997
241	Digital Realty Trust, Inc. REIT	28,518
111	Douglas Emmett, Inc. REIT	4,376
9	EastGroup Properties, Inc. REIT	793
81	EPR Properties	5,649
408	Equity Commonwealth REIT*	12,403
170	Equity LifeStyle Properties, Inc. REIT	14,464
17	Essex Property Trust, Inc. REIT	4,318
203	LTC Properties, Inc. REIT	9,537
64	Mid-America Apartment Communities, Inc. REIT	6,840
1,197	Monmouth Real Estate Investment Corp. REIT	19,379
81	PS Business Parks, Inc. REIT	10,813
24	Public Storage REIT	5,136
313	RE/MAX Holdings, Inc. Class A	19,891
784	Retail Opportunity Investments Corp. REIT	14,904
205	Tanger Factory Outlet Centers, Inc. REIT(1)	5,006
159	UDR, Inc. REIT	6,047
48	Urstadt Biddle Properties, Inc. Class A, REIT	1,042
69	Ventas, Inc. REIT	4,494
27	Washington Real Estate Investment Trust REIT(1)	884

		232,095

	Retailing - 1.8%
24	AutoZone, Inc.*	14,283
196	Home Depot, Inc.	32,058
99	Pool Corp.	10,709
161	TJX Cos., Inc.	11,870

		68,920

	Semiconductors & Semiconductor Equipment - 0.3%
264	Intel Corp.	10,053

	Software & Services - 8.4%
8	Adobe Systems, Inc.*	1,194
425	Amdocs Ltd.	27,336
302	Aspen Technology, Inc.*	18,969
201	Automatic Data Processing, Inc.	21,973
843	Blucora, Inc.*	21,328
199	Broadridge Financial Solutions, Inc.	16,083
20	Facebook, Inc. Class A*	3,417
195	Fidelity National Information Services, Inc.	18,211
144	Fiserv, Inc.*	18,570
52	Gartner, Inc. Class A*	6,469
278	Genpact Ltd.	7,993
329	IBM Corp.	47,731
188	Jack Henry & Associates, Inc.	19,325
84	Mastercard, Inc. Class A	11,861

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 8.4% - (continued)
286	Microsoft Corp.	$21,304
384	Paychex, Inc.	23,025
118	Progress Software Corp.	4,504
97	Synopsys, Inc.*	7,811
137	VeriSign, Inc.*	14,575
137	Visa, Inc. Class A	14,418

		326,097

	Technology Hardware & Equipment - 2.3%
260	Amphenol Corp. Class A	22,006
228	AVX Corp.	4,157
585	Benchmark Electronics, Inc.*	19,978
1,563	Brocade Communications Systems, Inc.	18,678
232	Cisco Systems, Inc.	7,802
33	Dolby Laboratories, Inc. Class A	1,898
19	Harris Corp.	2,502
139	Motorola Solutions, Inc.	11,797

		88,818

	Telecommunication Services - 6.8%
1,555	AT&T, Inc.	60,910
1,420	CenturyLink, Inc.	26,838
418	Cogent Communications Holdings, Inc.	20,440
673	Consolidated Communications Holdings, Inc.	12,841
532	Level 3 Communications, Inc.*	28,350
2,315	Sprint Corp.*(1)	18,011
441	T-Mobile USA, Inc.*	27,192
131	Telephone & Data Systems, Inc.	3,654
1,217	Verizon Communications, Inc.	60,229
316	Vonage Holdings Corp.*	2,572

		261,037

	Transportation - 2.6%
84	CH Robinson Worldwide, Inc.	6,392
40	Expeditors International of Washington, Inc.	2,394
365	Heartland Express, Inc.	9,154
132	J.B. Hunt Transport Services, Inc.	14,663
120	Landstar System, Inc.	11,958
150	Union Pacific Corp.	17,396
335	United Parcel Service, Inc. Class B	40,230

		102,187

	Utilities - 5.5%
246	Alliant Energy Corp.	10,226
39	American Electric Power Co., Inc.	2,739
85	American Water Works Co., Inc.	6,877
72	Atmos Energy Corp.	6,037
78	CenterPoint Energy, Inc.	2,278
145	CMS Energy Corp.	6,716
125	Consolidated Edison, Inc.	10,085
292	Dominion Energy, Inc.	22,464
69	DTE Energy Co.	7,408
112	Duke Energy Corp.	9,399
86	Edison International	6,637
136	El Paso Electric Co.	7,514
49	Entergy Corp.	3,742
42	IDACORP, Inc.	3,693
679	MDU Resources Group, Inc.	17,620
21	MGE Energy, Inc.	1,357
18	NextEra Energy, Inc.	2,638
504	NiSource, Inc.	12,897
90	PG&E Corp.	6,128

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 5.5% - (continued)
66	Portland General Electric Co.	$3,012
129	PPL Corp.	4,896
69	Public Service Enterprise Group, Inc.	3,191
30	SCANA Corp.	1,455
228	Southern Co.	11,204
158	Spire, Inc.	11,795
27	UGI Corp.	1,265
95	Vectren Corp.	6,248
174	WEC Energy Group, Inc.	10,924
77	Westar Energy, Inc.	3,819
201	Xcel Energy, Inc.	9,511

		213,775

	Total Common Stocks (cost $3,719,028)	$3,855,178

	Total Long-Term Investments (cost $3,719,028)	$3,855,178

SHORT-TERM INVESTMENTS - 0.8%
	Securities Lending Collateral - 0.8%
29,024	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%(2)	29,024

	Total Short-Term Investments (cost $29,024)	$29,024

Total Investments (cost $3,748,052)	100.6%	$3,884,202
Other Assets and Liabilities	(0.6)%	(22,774)

Total Net Assets	100.0%	$3,861,428

The accompanying notes are an integral part of these financial statements.

47

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

48

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$50,276	$50,276	$—	$—
Banks	82,124	82,124	—	—
Capital Goods	475,794	475,794	—	—
Commercial & Professional Services	118,723	118,723	—	—
Consumer Durables & Apparel	6,683	6,683	—	—
Consumer Services	365,764	365,764	—	—
Diversified Financials	87,164	87,164	—	—
Energy	192,929	192,929	—	—
Food & Staples Retailing	48,725	48,725	—	—
Food, Beverage & Tobacco	147,227	147,227	—	—
Health Care Equipment & Services	193,402	193,402	—	—
Household & Personal Products	81,571	81,571	—	—
Insurance	57,865	57,865	—	—
Materials	369,063	369,063	—	—
Media	114,246	114,246	—	—
Pharmaceuticals, Biotechnology & Life Sciences	160,640	160,640	—	—
Real Estate	232,095	232,095	—	—
Retailing	68,920	68,920	—	—
Semiconductors & Semiconductor Equipment	10,053	10,053	—	—
Software & Services	326,097	326,097	—	—
Technology Hardware & Equipment	88,818	88,818	—	—
Telecommunication Services	261,037	261,037	—	—
Transportation	102,187	102,187	—	—
Utilities	213,775	213,775	—	—
Short-Term Investments	29,024	29,024	—	—

Total	$3,884,202	$3,884,202	$—	$—

(1)	For the period ended September 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

49

Hartford Multifactor REIT ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 101.5%
	Diversified REITs - 10.4%
14,689	Armada Hoffler Properties, Inc. REIT	$202,855
9,516	Empire State Realty Trust, Inc. Class A, REIT	195,459
17,025	First Potomac Realty Trust REIT	189,659
8,400	Select Income REIT	196,728
2,816	WP Carey, Inc. REIT(1)	189,770

		974,471

	Health Care REITs - 9.8%
10,098	CareTrust, Inc. REIT(1)	192,266
4,018	LTC Properties, Inc. REIT	188,766
2,330	National Health Investors, Inc. REIT	180,086
5,866	Omega Healthcare Investors, Inc. REIT	187,184
7,440	Sabra Healthcare, Inc. REIT	163,233

		911,535

	Hotel & Resort REITs - 7.3%
1,619	MGM Growth Properties LLC Class A	48,910
3,357	Ryman Hospitality Properties, Inc. REIT	209,779
13,283	Summit Hotel Properties, Inc. REIT	212,395
9,978	Xenia Hotels & Resorts, Inc. REIT	210,037

		681,121

	Industrial REITs - 6.1%
6,614	Duke Realty Corp. REIT	190,615
2,191	EastGroup Properties, Inc. REIT	193,071
6,276	First Industrial Realty Trust, Inc. REIT	188,845

		572,531

	Office REITs - 7.6%
9,444	City Office, Inc. REIT	130,044
5,836	Corporate Office Properties Trust REIT	191,596
20,423	Cousins Properties, Inc. REIT	190,751
3,746	Highwoods Properties, Inc. REIT	195,129

		707,520

	Residential REITs - 13.2%
4,303	Apartment Investment & Management Co. Class A, REIT	188,730
2,131	Camden Property Trust REIT	194,880
2,165	Equity LifeStyle Properties, Inc. REIT	184,198
733	Essex Property Trust, Inc. REIT	186,204
5,034	NexPoint Residential Trust, Inc. REIT	119,457
4,779	UDR, Inc. REIT	181,745
11,602	UMH Properties, Inc. REIT	180,411

		1,235,625

	Retail REITs - 29.6%
3,739	Agree Realty Corp. REIT	183,510
465	Alexander’s, Inc. REIT	197,202
10,338	Brixmor Property Group, Inc. REIT	194,354
23,912	CBL & Associates Properties, Inc. REIT(1)	200,622
1,528	Federal Realty Investment Trust REIT	189,793
7,044	Getty Realty Corp. REIT	201,529
14,738	Ramco-Gershenson Properties Trust REIT	191,741
2,192	Saul Centers, Inc. REIT	135,707
3,955	Seritage Growth Properties REIT(1)	182,207
1,243	Simon Property Group, Inc. REIT	200,135
8,234	Tanger Factory Outlet Centers, Inc. REIT(1)	201,074
2,269	Taubman Centers, Inc. REIT	112,769
7,669	Urban Edge Properties REIT(1)	184,976
23,459	Washington Prime Group, Inc. REIT(1)	195,414
6,048	Weingarten Realty Investors REIT	191,964

		2,762,997

Shares or Principal Amount		Market Value†
COMMON STOCKS - 101.5% - (continued)
	Specialized REITs - 17.5%
1,640	Coresite Realty Corp. REIT(1)	$183,516
7,834	CubeSmart REIT	203,371
3,055	CyrusOne, Inc. REIT	180,031
3,169	Digital Realty Trust, Inc. REIT	375,021
4,834	Gaming and Leisure Properties, Inc. REIT	178,326
8,567	National Storage Affiliates Trust REIT	207,664
943	Public Storage REIT	201,793
1,886	QTS Realty Trust, Inc. Class A, REIT	98,751

		1,628,473

	Total Common Stocks (cost $9,277,027)	$9,474,273

	Total Long-Term Investments (cost $9,277,027)	$9,474,273

SHORT-TERM INVESTMENTS - 3.8%
	Securities Lending Collateral - 3.8%
355,521	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%,(2)	355,521

	Total Short-Term Investments (cost $355,521)	$355,521

Total Investments (cost $9,632,548)	105.3%	$9,829,794
Other Assets and Liabilities	(5.3)%	(492,316)

Total Net Assets	100.0%	$9,337,478

The accompanying notes are an integral part of these financial statements.

50

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

51

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Diversified REITs	$974,471	$974,471	$—	$—
Health Care REITs	911,535	911,535	—	—
Hotel & Resort REITs	681,121	681,121	—	—
Industrial REITs	572,531	572,531	—	—
Office REITs	707,520	707,520	—	—
Residential REITs	1,235,625	1,235,625	—	—
Retail REITs	2,762,997	2,762,997	—	—
Specialized REITs	1,628,473	1,628,473	—	—
Short-Term Investments	355,521	355,521	—	—

Total	$9,829,794	$9,829,794	$—	$—

(1)	For the period ended September 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

52

Hartford Multifactor US Equity ETF

Schedule of Investments

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2%
	Automobiles & Components - 1.8%
1,323	Dana Holding Corp.	$36,991
1,146	Delphi Automotive plc	112,766
3,808	Ford Motor Co.	45,582
6,546	General Motors Co.	264,327
733	Goodyear Tire & Rubber Co.	24,372
1,176	Tenneco, Inc.	71,348
425	Thor Industries, Inc.	53,512
250	Visteon Corp.*	30,943

		639,841

	Banks - 6.8%
7,430	Bank of America Corp.	188,276
2,341	BB&T Corp.	109,887
2,707	Citigroup, Inc.	196,907
2,178	Citizens Financial Group, Inc.	82,481
1,531	Cullen/Frost Bankers, Inc.	145,322
489	East West Bancorp, Inc.	29,232
5,007	Fifth Third Bancorp	140,096
194	First Citizens BancShares, Inc. Class A	72,535
3,772	JP Morgan Chase & Co.	360,264
1,730	KeyCorp	32,559
350	M&T Bank Corp.	56,364
3,148	MGIC Investment Corp.*	39,444
1,244	PNC Financial Services Group, Inc.	167,654
2,756	Popular, Inc.	99,051
12,461	Regions Financial Corp.	189,781
2,668	SunTrust Banks, Inc.	159,466
332	US Bancorp	17,792
3,374	Wells Fargo & Co.	186,076
1,509	Zions Bancorp	71,195

		2,344,382

	Capital Goods - 5.5%
547	3M Co.	114,815
671	Boeing Co.	170,575
142	Caterpillar, Inc.	17,709
1,692	Cummins, Inc.	284,307
123	Deere & Co.	15,448
2,189	Eaton Corp. plc	168,093
311	Emerson Electric Co.	19,543
496	General Dynamics Corp.	101,968
335	Honeywell International, Inc.	47,483
665	Illinois Tool Works, Inc.	98,393
1,529	Ingersoll-Rand plc	136,341
44	Lockheed Martin Corp.	13,653
2,270	MasTec, Inc.*	105,328
1,000	MSC Industrial Direct Co., Inc. Class A	75,570
316	Northrop Grumman Corp.	90,920
857	PACCAR, Inc.	61,995
175	Parker-Hannifin Corp.	30,629
187	Raytheon Co.	34,890
193	Rockwell Automation, Inc.	34,395
309	Spirit Aerosystems Holdings, Inc. Class A	24,015
523	Stanley Black & Decker, Inc.	78,957
510	United Rentals, Inc.*	70,757
528	United Technologies Corp.	61,290
186	WW Grainger, Inc.(1)	33,434

		1,890,508

	Commercial & Professional Services - 1.3%
263	Brink’s Co.	22,158
554	Deluxe Corp.	40,420

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Commercial & Professional Services - 1.3% - (continued)
1,371	ManpowerGroup, Inc.	$161,531
173	Republic Services, Inc.	11,428
2,670	Robert Half International, Inc.	134,408
957	Waste Management, Inc.	74,904

		444,849

	Consumer Durables & Apparel - 1.5%
106	Hasbro, Inc.	10,353
2,372	Michael Kors Holdings Ltd.*	113,500
95	Mohawk Industries, Inc.*	23,514
815	NIKE, Inc. Class B	42,258
6,149	Skechers USA, Inc. Class A*	154,278
2,272	Tupperware Brands Corp.	140,455
413	VF Corp.	26,254

		510,612

	Consumer Services - 1.4%
1,710	Carnival Corp.	110,415
144	Cracker Barrel Old Country Store, Inc.(1)	21,833
821	Darden Restaurants, Inc.	64,678
630	Grand Canyon Education, Inc.*	57,217
4,079	H&R Block, Inc.	108,012
1,076	ILG, Inc.	28,761
469	Las Vegas Sands Corp.	30,091
272	McDonald’s Corp.	42,617
234	Yum! Brands, Inc.	17,225

		480,849

	Diversified Financials - 2.7%
696	American Express Co.	62,960
1,452	Ameriprise Financial, Inc.	215,637
816	Berkshire Hathaway, Inc. Class B*	149,589
87	BlackRock, Inc.	38,897
1,128	Capital One Financial Corp.	95,496
220	Charles Schwab Corp.	9,623
186	CME Group, Inc.	25,236
1,702	Discover Financial Services	109,745
474	E*TRADE Financial Corp.*	20,671
984	Franklin Resources, Inc.	43,798
1,920	Morgan Stanley	92,486
2,135	Synchrony Financial	66,292

		930,430

	Energy - 5.2%
2,710	Andeavor	279,537
1,666	Chevron Corp.	195,755
546	ConocoPhillips	27,327
2,057	Exxon Mobil Corp.	168,633
417	HollyFrontier Corp.	14,999
7,429	Marathon Petroleum Corp.	416,618
2,621	Phillips 66	240,110
6,107	Valero Energy Corp.	469,812

		1,812,791

	Food & Staples Retailing - 2.6%
124	Casey’s General Stores, Inc.(1)	13,572
345	Costco Wholesale Corp.	56,680
1,389	CVS Health Corp.	112,953
6,770	Kroger Co.(1)	135,806
996	Sprouts Farmers Market, Inc.*	18,695
2,919	Sysco Corp.	157,480
1,283	US Foods Holding Corp.*	34,256

The accompanying notes are an integral part of these financial statements.

53

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Food & Staples Retailing - 2.6% - (continued)
3,555	Wal-Mart Stores, Inc.	$277,788
1,012	Walgreens Boots Alliance, Inc.	78,147

		885,377

	Food, Beverage & Tobacco - 2.3%
1,193	Altria Group, Inc.	75,660
3,395	Archer-Daniels-Midland Co.	144,321
472	Bunge Ltd.	32,785
1,615	Flowers Foods, Inc.(1)	30,378
359	General Mills, Inc.	18,582
153	Hershey Co.	16,703
123	Kellogg Co.(1)	7,672
577	PepsiCo, Inc.	64,295
640	Philip Morris International, Inc.	71,046
7,080	Pilgrim’s Pride Corp.*(1)	201,143
11	Seaboard Corp.	49,555
1,342	Tyson Foods, Inc. Class A	94,544

		806,684

	Health Care Equipment & Services - 10.6%
807	Abbott Laboratories	43,061
1,160	Aetna, Inc.	184,452
737	AmerisourceBergen Corp.	60,987
1,558	Anthem, Inc.	295,833
2,626	Baxter International, Inc.	164,781
80	Becton Dickinson and Co.	15,676
905	Boston Scientific Corp.*	26,399
2,291	Cardinal Health, Inc.	153,314
2,583	Centene Corp.*	249,957
1,257	Cerner Corp.*	89,649
261	Cigna Corp.	48,791
279	CR Bard, Inc.	89,419
1,819	DaVita, Inc.*	108,030
307	Edwards Lifesciences Corp.*	33,558
3,110	Express Scripts Holding Co.*	196,925
3,574	HCA Healthcare, Inc.*	284,455
1,407	HealthSouth Corp.	65,214
708	Henry Schein, Inc.*	58,049
166	Hill-Rom Holdings, Inc.	12,284
1,074	Humana, Inc.	261,659
126	IDEXX Laboratories, Inc.*(1)	19,592
349	Laboratory Corp. of America Holdings*	52,689
578	Masimo Corp.*	50,032
496	McKesson Corp.	76,191
2,248	Molina Healthcare, Inc.*(1)	154,572
315	Patterson Cos., Inc.(1)	12,175
1,279	Quest Diagnostics, Inc.	119,766
668	Stryker Corp.	94,869
1,188	UnitedHealth Group, Inc.	232,670
987	Varian Medical Systems, Inc.*(1)	98,759
1,735	WellCare Health Plans, Inc.*	297,969

		3,651,777

	Household & Personal Products - 1.4%
117	Clorox Co.	15,434
93	Colgate-Palmolive Co.	6,775
1,502	Estee Lauder Cos., Inc. Class A	161,976
1,386	Herbalife Ltd.*(1)	94,012
603	Kimberly-Clark Corp.	70,961
1,992	Nu Skin Enterprises, Inc. Class A	122,468
55	Procter & Gamble Co.	5,004

		476,630

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Insurance - 8.3%
2,721	Aflac, Inc.	$221,462
23	Alleghany Corp.*	12,742
1,848	Allstate Corp.	169,850
1,503	American Financial Group, Inc.	155,485
257	American International Group, Inc.	15,777
1,213	Assurant, Inc.	115,866
1,157	Assured Guaranty Ltd.	43,677
371	Axis Capital Holdings Ltd.	21,262
532	Chubb Ltd.	75,837
4,470	CNA Financial Corp.(1)	224,618
2,710	CNO Financial Group, Inc.	63,251
311	Everest Re Group Ltd.	71,029
791	First American Financial Corp.(1)	39,526
2,514	Lincoln National Corp.	184,729
2,103	MetLife, Inc.	109,251
2,418	Old Republic International Corp.	47,610
4,538	Principal Financial Group, Inc.	291,975
541	ProAssurance Corp.	29,566
1,831	Progressive Corp.	88,657
3,426	Prudential Financial, Inc.	364,252
888	Reinsurance Group of America, Inc.	123,903
1,696	Travelers Cos., Inc.	207,794
2,132	Unum Group	109,009
1,762	XL Group Ltd.	69,511

		2,856,639

	Materials - 5.1%
168	Air Products & Chemicals, Inc.	25,405
670	Avery Dennison Corp.	65,888
213	Bemis Co., Inc.	9,706
3,202	DowDuPont, Inc.	221,674
265	Eastman Chemical Co.	23,980
5,729	Huntsman Corp.	157,089
2,784	International Paper Co.	158,187
2,795	Louisiana-Pacific Corp.*	75,689
3,235	LyondellBasell Industries N.V. Class A	320,427
335	Monsanto Co.	40,140
2,099	Nucor Corp.	117,628
2,777	Owens-Illinois, Inc.*	69,869
1,135	Packaging Corp. of America	130,162
495	PPG Industries, Inc.	53,787
68	Praxair, Inc.	9,502
1,178	Reliance Steel & Aluminum Co.	89,728
128	Sherwin-Williams Co.	45,829
1,522	Sonoco Products Co.(1)	76,785
1,489	Steel Dynamics, Inc.	51,326
152	WestRock Co.	8,623

		1,751,424

	Media - 0.1%
102	CBS Corp. Class B	5,916
1,095	Comcast Corp. Class A	42,136
89	Omnicom Group, Inc.(1)	6,592

		54,644

	Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
2,009	AbbVie, Inc.	178,520
671	Akorn, Inc.*	22,270
788	Amgen, Inc.	146,923
117	Bio-Rad Laboratories, Inc. Class A*	26,000
431	Biogen, Inc.*	134,955

The accompanying notes are an integral part of these financial statements.

54

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.8% - (continued)
1,277	Bristol-Myers Squibb Co.	$81,396
1,021	Eli Lilly & Co.	87,336
1,898	Gilead Sciences, Inc.	153,776
1,599	Johnson & Johnson	207,886
2,239	Merck & Co., Inc.	143,363
1,510	PAREXEL International Corp.*	133,001
4,161	Pfizer, Inc.	148,548
141	Quintiles IMS Holdings, Inc.*(1)	13,405
1,080	United Therapeutics Corp.*	126,565
845	Zoetis, Inc.	53,877

		1,657,821

	Real Estate - 3.8%
366	American Tower Corp. REIT	50,025
7,304	CBRE Group, Inc. Class A, REIT*	276,676
4,980	CoreCivic, Inc. REIT	133,315
217	Crown Castle International Corp.	21,696
40	Equinix, Inc. REIT	17,852
769	Equity Residential REIT	50,700
119	Hospitality Properties Trust REIT	3,390
3,084	Host Hotels & Resorts, Inc. REIT(1)	57,023
793	Jones Lang LaSalle, Inc.	97,935
1,579	Lamar Advertising Co. Class A, REIT(1)	108,209
4,701	LaSalle Hotel Properties REIT(1)	136,423
477	Park Hotels & Resorts, Inc. REIT	13,146
966	Prologis, Inc.	61,302
3,083	Rayonier, Inc. REIT	89,068
2,855	Realogy Holdings Corp.(1)	94,072
167	Ventas, Inc. REIT	10,877
472	Welltower, Inc.	33,172
1,537	Weyerhaeuser Co. REIT	52,304

		1,307,185

	Retailing - 5.9%
1,191	Bed Bath & Beyond, Inc.(1)	27,953
7,817	Best Buy Co., Inc.(1)	445,256
504	Burlington Stores, Inc.*	48,112
1,395	Dick’s Sporting Goods, Inc.(1)	37,679
1,463	Dollar General Corp.	118,576
534	Foot Locker, Inc.	18,808
4,813	Gap, Inc.(1)	142,128
222	Genuine Parts Co.(1)	21,234
614	Home Depot, Inc.	100,426
3,776	Kohl’s Corp.(1)	172,374
2,497	L Brands, Inc.(1)	103,900
1,152	Lowe’s Cos., Inc.	92,091
2,738	Macy’s, Inc.(1)	59,743
188	Netflix, Inc.*	34,094
2,212	Nordstrom, Inc.	104,296
68	O’Reilly Automotive, Inc.*	14,645
511	Penske Automotive Group, Inc.(1)	24,308
1,206	Ross Stores, Inc.	77,871
3,291	Target Corp.	194,202
1,475	TJX Cos., Inc.	108,752
1,797	Williams-Sonoma, Inc.(1)	89,599

		2,036,047

	Semiconductors & Semiconductor Equipment - 5.7%
988	Analog Devices, Inc.	85,136
4,792	Applied Materials, Inc.	249,615
2,673	Cirrus Logic, Inc.*	142,524
6,935	Intel Corp.	264,085

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Semiconductors & Semiconductor Equipment - 5.7% - (continued)
556	KLA-Tencor Corp.	$58,936
1,047	Lam Research Corp.	193,737
7,662	Micron Technology, Inc.*	301,346
663	NVIDIA Corp.	118,525
1,943	ON Semiconductor Corp.*	35,887
4,034	QUALCOMM, Inc.	209,123
977	Skyworks Solutions, Inc.	99,556
2,307	Texas Instruments, Inc.	206,800

		1,965,270

	Software & Services - 5.2%
336	Activision Blizzard, Inc.	21,675
37	Alphabet, Inc. Class A*	36,028
103	Automatic Data Processing, Inc.	11,260
1,966	Booz Allen Hamilton Holding Corp.	73,509
1,560	CA, Inc.	52,073
1,460	Cognizant Technology Solutions Corp. Class A	105,908
745	DXC Technology Co.	63,981
3,632	eBay, Inc.*	139,687
1,244	Electronic Arts, Inc.*	146,867
4,724	First Data Corp. Class A*(1)	85,221
40	Fiserv, Inc.*	5,158
1,642	IBM Corp.	238,221
451	Intuit, Inc.	64,105
806	Leidos Holdings, Inc.	47,731
379	MAXIMUS, Inc.	24,445
1,175	Microsoft Corp.	87,526
1,562	Oracle Corp.	75,523
872	Paychex, Inc.	52,285
94	Science Applications International Corp.	6,284
2,422	Teradata Corp.*(1)	81,839
3,495	VMware, Inc. Class A*(1)	381,619

		1,800,945

	Technology Hardware & Equipment - 9.7%
118	Amphenol Corp. Class A	9,987
1,598	Apple, Inc.	246,284
2,657	Arrow Electronics, Inc.*	213,649
4,407	Brocade Communications Systems, Inc.	52,664
1,180	CDW Corp.	77,880
417	Ciena Corp.*(1)	9,161
7,447	Cisco Systems, Inc.	250,443
7,067	Corning, Inc.	211,445
303	F5 Networks, Inc.*	36,530
10,237	Flex Ltd.*	169,627
14,901	Hewlett Packard Enterprise Co.	219,194
22,733	HP, Inc.	453,751
3,566	Jabil, Inc.	101,809
2,293	Juniper Networks, Inc.	63,814
3,895	Keysight Technologies, Inc.*	162,266
158	Motorola Solutions, Inc.	13,409
1,277	NCR Corp.*(1)	47,913
3,866	NetApp, Inc.	169,176
6,855	Seagate Technology plc(1)	227,380
213	SYNNEX Corp.	26,947
2,010	TE Connectivity Ltd.	166,951
1,884	Tech Data Corp.*	167,393
392	Ubiquiti Networks, Inc.*(1)	21,960
2,181	Western Digital Corp.	188,438
1,559	Xerox Corp.	51,899

		3,359,970

The accompanying notes are an integral part of these financial statements.

55

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.2% - (continued)
	Telecommunication Services - 1.8%
3,713	AT&T, Inc.	$145,438
715	CenturyLink, Inc.(1)	13,513
456	Level 3 Communications, Inc.*	24,300
15,265	Sprint Corp.*(1)	118,762
2,054	T-Mobile USA, Inc.*	126,650
3,665	Verizon Communications, Inc.	181,381

		610,044

	Transportation - 4.2%
139	Alaska Air Group, Inc.	10,602
4,186	American Airlines Group, Inc.(1)	198,793
220	CH Robinson Worldwide, Inc.	16,742
961	CSX Corp.	52,144
4,756	Delta Air Lines, Inc.	229,334
482	FedEx Corp.	108,730
7,522	JetBlue Airways Corp.*	139,383
239	Norfolk Southern Corp.	31,605
450	Ryder System, Inc.	38,047
4,030	Southwest Airlines Co.	225,599
5,125	United Continental Holdings, Inc.*	312,010
890	United Parcel Service, Inc. Class B	106,880

		1,469,869

	Utilities - 2.5%
715	American Electric Power Co., Inc.	50,222
1,144	Consolidated Edison, Inc.(1)	92,298
788	DTE Energy Co.	84,600
1,220	Edison International	94,147
213	Eversource Energy	12,874
3,412	Exelon Corp.	128,530
137	NextEra Energy, Inc.	20,077
1,213	PG&E Corp.	82,593
1,839	PPL Corp.	69,790
470	Public Service Enterprise Group, Inc.	21,738
753	Southern Co.	37,002
4,112	Vistra Energy Corp.	76,853
1,706	Xcel Energy, Inc.	80,728

		851,452

	Total Common Stocks (cost $30,657,407)	$34,596,040

	Total Long-Term Investments (cost $30,657,407)	$34,596,040

SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
25,627	State Street Navigator Securities Lending Government Money Market Portfolio 1.00%(2)	25,627

	Total Short-Term Investments (cost $25,627)	$25,627

Total Investments (cost $30,683,034)	100.3%	$34,621,667
Other Assets and Liabilities	(0.3)%	(97,697)

Total Net Assets	100.0%	$34,523,970

The accompanying notes are an integral part of these financial statements.

56

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 7 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Represents the current daily yield at period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

57

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2017

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$639,841	$639,841	$—	$—
Banks	2,344,382	2,344,382	—	—
Capital Goods	1,890,508	1,890,508	—	—
Commercial & Professional Services	444,849	444,849	—	—
Consumer Durables & Apparel	510,612	510,612	—	—
Consumer Services	480,849	480,849	—	—
Diversified Financials	930,430	930,430	—	—
Energy	1,812,791	1,812,791	—	—
Food & Staples Retailing	885,377	885,377	—	—
Food, Beverage & Tobacco	806,684	806,684	—	—
Health Care Equipment & Services	3,651,777	3,651,777	—	—
Household & Personal Products	476,630	476,630	—	—
Insurance	2,856,639	2,856,639	—	—
Materials	1,751,424	1,751,424	—	—
Media	54,644	54,644	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,657,821	1,657,821	—	—
Real Estate	1,307,185	1,307,185	—	—
Retailing	2,036,047	2,036,047	—	—
Semiconductors & Semiconductor Equipment	1,965,270	1,965,270	—	—
Software & Services	1,800,945	1,800,945	—	—
Technology Hardware & Equipment	3,359,970	3,359,970	—	—
Telecommunication Services	610,044	610,044	—	—
Transportation	1,469,869	1,469,869	—	—
Utilities	851,452	851,452	—	—
Short-Term Investments	25,627	25,627	—	—

Total	$34,621,667	$34,621,667	$—	$—

(1)	For the year ended September 30, 2017, there were no transfers between any levels.

The accompanying notes are an integral part of these financial statements.

58

Multifactor ETFs

Statements of Assets and Liabilities

September 30, 2017

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF	Hartford Multifactor Low Volatility International Equity ETF
Assets:
Investments in securities, at market value(1)	$132,123,818	$46,405,916	$18,779,340	$5,355,956
Cash	340,684	4,737	14,574	331
Foreign currency	147,732	64,088	30,891	6,154
Receivables:
Investment securities sold	—	—	4,564	—
Fund shares sold	1,405,133	—	—	—
Dividends and interest	389,587	40,279	48,430	11,420
Securities lending income	2,802	560	774	46
Tax reclaims	51,169	366	1,106	541

Total assets	134,460,925	46,515,946	18,879,679	5,374,448

Liabilities:
Obligation to return securities lending collateral	1,432,620	253,799	685,831	55,936
Payables:
Investment securities purchased	1,662,887	—	37,685	—
Investment management fees	38,390	22,728	8,088	1,729
Accrued expenses	—	14	—	2

Total liabilities	3,133,897	276,541	731,604	57,667

Net assets	$131,327,028	$46,239,405	$18,148,075	$5,316,781

Summary of Net Assets:
Paid-in-capital	$122,440,532	$44,367,124	$16,337,538	$5,136,738
Undistributed (distributions in excess of) net investment income	1,005,366	347,950	136,574	28,530
Accumulated net realized gain (loss)	(3,939,275)	(3,845,893)	(735,608)	(62,566)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	11,820,405	5,370,224	2,409,571	214,079

Net assets	$131,327,028	$46,239,405	$18,148,075	$5,316,781

Net asset value per share	$28.24	$24.34	$30.25	$26.58

Shares issued and outstanding	4,650,000	1,900,000	600,000	200,000

Cost of investments	$120,302,726	$41,035,209	$16,369,344	$5,141,863
Cost of foreign currency	$148,214	$64,508	$31,173	$6,165

(1) Includes Investment in securities on loan, at value	$8,693,331	$670,698	$1,901,162	$116,865

The accompanying notes are an integral part of these financial statements.

59

Multifactor ETFs

Statements of Assets and Liabilities

September 30, 2017

	Hartford Multifactor Low Volatility US Equity ETF	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value(1)	$3,884,202	$9,829,794	$34,621,667
Cash	2,561	14,112	14,648
Receivables:
Dividends and interest	4,571	47,879	38,274
Securities lending income	42	576	486
Tax reclaims	—	—	—

Total assets	3,891,376	9,892,361	34,675,075

Liabilities:
Obligation to return securities lending collateral	29,024	355,521	25,627
Payables:
Investment management fees	924	195,871	117,813
Accrued expenses	—	3,491	7,665

Total liabilities	29,948	554,883	151,105

Net assets	$3,861,428	$9,337,478	$34,523,970

Summary of Net Assets:
Paid-in-capital	$3,783,277	$9,316,814	$32,608,136
Undistributed (distributions in excess of) net investment income	4,042	28,423	8,981
Accumulated net realized gain (loss)	(62,041)	(205,005)	(2,031,780)
Unrealized appreciation (depreciation) of investments and the translation of assets and liabilities denominated in foreign currency	136,150	197,246	3,938,633

Net assets	$3,861,428	$9,337,478	$34,523,970

Net asset value per share	$25.74	$15.56	$28.77

Shares issued and outstanding	150,000	600,000	1,200,000

Cost of investments	$3,748,052	$9,632,548	$30,683,034
Cost of foreign currency	$—	$—	$—

(1) Includes Investment in securities on loan, at value	$142,458	$1,264,793	$2,023,678

The accompanying notes are an integral part of these financial statements.

60

Multifactor ETFs

Statements of Operations

For the Year or Period Ended September 30, 2017

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF	Hartford Multifactor Low Volatility International Equity ETF(1)
Investment Income:
Dividends	$2,306,268	$1,087,232	$361,985	$57,559
Interest	59	3	—	—
Securities lending	29,471	2,760	8,204	68
Non-cash dividends	63,604	1,644	1,220	720
Less: Foreign tax withheld	(197,947)	(146,387)	(30,702)	(5,345)

Total investment income, net	2,201,455	945,252	340,707	53,002

Expenses:
Investment management fees	252,369	204,904	72,154	6,083
Trustees expenses	9,686	7,567	5,162	—

Total expenses (before waivers)	262,055	212,471	77,316	6,083

Trustees expenses waiver	(9,686)	(7,567)	(5,162)	—

Total waivers	(9,686)	(7,567)	(5,162)	—

Total expenses, net	252,369	204,904	72,154	6,083

Net Investment Income (Loss)	1,949,086	740,348	268,553	46,919

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain (loss) on investments	158,586 (2)	(146,198)	853,011 (2)	(8,213	)(2)
Net realized gain (loss) on other foreign currency transactions	(1,396)	(892)	(2,882)	(3,135)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	157,190	(147,090)	850,129	(11,348)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	10,205,082	4,665,581	1,526,322	214,093
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(539)	359	(487)	(14)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	10,204,543	4,665,940	1,525,835	214,079

Net Gain (Loss) on Investments and Foreign Currency Transactions	10,361,733	4,518,850	2,375,964	202,731

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,310,819	$5,259,198	$2,644,517	$249,650

(1)	Commenced operations on May 10, 2017.
(2)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

61

Multifactor ETFs

Statements of Operations

For the Year or Period Ended September 30, 2017

	Hartford Multifactor Low Volatility US Equity ETF(1)		Hartford Multifactor REIT ETF(2)	Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$34,676		$230,461	$592,413
Securities lending	157		1,751	6,904
Non-cash dividends	—		15,971	6,674
Less: Foreign tax withheld	—		—	(225)

Total investment income, net	34,833		248,183	605,766

Expenses:
Investment management fees	4,325		29,865	83,133
Trustees expenses	—		3,278	8,717

Total expenses (before waivers)	4,325		33,143	91,850

Trustees expenses waiver	—		(3,278)	(8,717)

Total waivers	—		(3,278)	(8,717)

Total expenses, net	4,325		29,865	83,133

Net Investment Income (Loss)	30,508		218,318	522,633

Net Realized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(36,047	)(3)	113,713 (3)	2,469,755 (3)

Net Realized Gain (Loss) on Investments	(36,047)		113,713	2,469,755

Net Changes in Unrealized Appreciation (Depreciation) of Investments:
Net unrealized appreciation (depreciation) of investments	136,150		197,246	2,146,848

Net Changes in Unrealized Appreciation (Depreciation) of Investments	136,150		197,246	2,146,848

Net Gain (Loss) on Investments	100,103		310,959	4,616,603

Net Increase (Decrease) in Net Assets Resulting from Operations	$130,611		$529,277	$5,139,236

(1)	Commenced operations on May 10, 2017.
(2)	Commenced operations on October 3, 2016.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 9 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

62

Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income (loss)	$1,949,086	$841,354	$740,348	$433,114
Net realized gain (loss) on investments and foreign currency transactions	157,190	(966,314)	(147,090)	(2,533,326)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	10,204,543	2,982,859	4,665,940	4,787,720

Net Increase (Decrease) in Net Assets Resulting from Operations	12,310,819	2,857,899	5,259,198	2,687,508

Distributions to Shareholders:
From net investment income	(1,474,420)	(766,330)	(592,581)	(424,201)

Total distributions	(1,474,420)	(766,330)	(592,581)	(424,201)

Fund Share Transactions:
Sold	94,471,911	7,252,803	17,786,392	10,265,662
Redeemed	(8,420,992)	(2,310,851)	—	(8,427,369)

Net increase from capital share transactions	86,050,919	4,941,952	17,786,392	1,838,293

Net Increase (Decrease) in Net Assets	96,887,318	7,033,521	22,453,009	4,101,600

Net Assets:
Beginning of period	34,439,710	27,406,189	23,786,396	19,684,796

End of period	$131,327,028	$34,439,710	$46,239,405	$23,786,396

Undistributed (distributions in excess of) net investment income	$1,005,366	$318,268	$347,950	$200,062

The accompanying notes are an integral part of these financial statements.

63

Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Global Small Cap ETF		Hartford Multifactor Low Volatility International Equity ETF	Hartford Multifactor Low Volatility US Equity ETF
	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2017(1)	For the Period Ended September 30, 2017(1)
Operations:
Net investment income (loss)	$268,553	$196,846	$46,919	$30,508
Net realized gain (loss) on investments and foreign currency transactions	850,129	(309,208)	(11,348)	(36,047)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	1,525,835	1,253,330	214,079	136,150

Net Increase (Decrease) in Net Assets Resulting from Operations	2,644,517	1,140,968	249,650	130,611

Distributions to Shareholders:
From net investment income	(251,783)	(177,194)	(14,211)	(25,561)

Total distributions	(251,783)	(177,194)	(14,211)	(25,561)

Fund Share Transactions:
Sold	8,539,305	2,414,035	7,743,372	5,033,332
Redeemed	(2,968,571)	—	(2,662,030)	(1,276,954)

Net increase from capital share transactions	5,570,734	2,414,035	5,081,342	3,756,378

Net Increase (Decrease) in Net Assets	7,963,468	3,377,809	5,316,781	3,861,428

Net Assets:
Beginning of period	10,184,607	6,806,798	—	—

End of period	$18,148,075	$10,184,607	$5,316,781	$3,861,428

Undistributed (distributions in excess of) net investment income	$136,574	$83,675	$28,530	$4,042

(1)	Commenced operations on May 10, 2017.

The accompanying notes are an integral part of these financial statements.

64

Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
	For the Period Ended September 30, 2017(1)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Operations:
Net investment income (loss)	$218,318	$522,633	$529,691
Net realized gain (loss) on investments	113,713	2,469,755	(1,206,311)
Net changes in unrealized appreciation (depreciation) of investments	197,246	2,146,848	3,136,653

Net Increase (Decrease) in Net Assets Resulting from Operations	529,277	5,139,236	2,460,033

Distributions to Shareholders:
From net investment income	(184,839)	(500,859)	(520,459)
From net realized gain on investments	(5,056)	—	—

Total distributions	(189,895)	(500,859)	(520,459)

Fund Share Transactions:
Sold	13,571,282	15,231,487	12,720,535
Redeemed	(4,573,186)	(13,456,609)	(9,449,506)

Net increase from capital share transactions	8,998,096	1,774,878	3,271,029

Net Increase (Decrease) in Net Assets	9,337,478	6,413,255	5,210,603

Net Assets:
Beginning of period	—	28,110,715	22,900,112

End of period	$9,337,478	$34,523,970	$28,110,715

Undistributed (distributions in excess of) net investment income	$28,423	$8,981	$9,142

(1)	Commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

65

Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Invest- ment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Year Ended September 30, 2017
$ 24.60	$0.82	$3.55	$4.37	$(0.73)	$—	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$ 22.84	$0.70	$1.70	$2.40	$(0.64)	$—	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

For the Period Ended September 30, 2015(5)
$ 25.00	$0.55	$(2.35)	$(1.80)	$(0.36)	$—	$(0.36)	$22.84	(7.36)%		$27,406	0.50	%(6)	0.50	%(6)	3.75	%(6)	42%

Hartford Multifactor Emerging Markets ETF
For the Year Ended September 30, 2017
$ 21.62	$0.49	$2.63	$3.12	$(0.40)	$—	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$ 19.68	$0.45	$1.91	$2.36	$(0.42)	$—	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

For the Period Ended September 30, 2015(5)
$ 25.00	$0.44	$(5.55)	$(5.11)	$(0.21)	$—	$(0.21)	$19.68	(20.59)%		$19,685	0.65	%(6)	0.65	%(6)	3.23	%(6)	17%

Hartford Multifactor Global Small Cap ETF
For the Year Ended September 30, 2017
$ 25.46	$0.57	$4.79	$5.36	$(0.57)	$—	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$ 22.69	$0.60	$2.76	$3.36	$(0.59)	$—	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

For the Period Ended September 30, 2015(7)
$ 25.00	$0.44	$(2.54)	$(2.10)	$(0.21)	$—	$(0.21)	$22.69	(8.50)%		$6,807	0.60	%(6)	0.60	%(6)	3.44	%(6)	44%

Hartford Multifactor Low Volatility International Equity ETF
For the Period Ended September 30, 2017(8)
$ 25.02	$0.30	$1.40	$1.70	$(0.14)	$—	$(0.14)	$26.58	6.84	%(9)	$5,317	0.39	%(6)	0.39	%(6)	3.01	%(6)	48%

Hartford Multifactor Low Volatility US Equity ETF
For the Period Ended September 30, 2017(8)
$ 25.03	$0.20	$0.68	$0.88	$(0.17)	$—	$(0.17)	$25.74	3.53	%(9)	$3,861	0.29	%(6)	0.29	%(6)	2.05	%(6)	16%

Hartford Multifactor REIT ETF
For the Period Ended September 30, 2017(10)
$ 14.79	$0.50	$0.74	$1.24	$(0.45)	$(0.02)	$(0.47)	$15.56	8.47	%(9)	$9,337	0.50	%(6)	0.45	%(6)	3.29	%(6)	43%

The accompanying notes are an integral part of these financial statements.

66

Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Invest- ment Income	Distri- butions from Capital Gains	Total Dividends and Distri- butions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Invest- ment Income (Loss) to Average Net Assets		Portfolio Turnover(4)
Hartford Multifactor US Equity ETF
For the Year Ended September 30, 2017
$ 24.44	$0.51	$4.30	$4.81	$(0.48)	$—	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$ 22.90	$0.52	$1.53	$2.05	$(0.51)	$—	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

For the Period Ended September 30, 2015(5)
$ 25.00	$0.26	$(2.11)	$(1.85)	$(0.25)	$—	$(0.25)	$22.90	(7.46	)%(9)	$22,900	0.35	%(6)	0.35	%(6)	1.82	%(6)	38%

(1)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(2)	Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.
(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Commenced operations on February 25, 2015.
(6)	Annualized.
(7)	Commenced operations on March 23, 2015.
(8)	Commenced operations on May 10, 2017.
(9)	Not annualized.
(10)	Commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

67

Multifactor ETFs

Notes to Financial Statements

September 30, 2017

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of September 30, 2017. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Global Small Cap ETF (the “Multifactor Global Small Cap ETF”)

Hartford Multifactor Low Volatility International Equity ETF (the “Multifactor Low Volatility International Equity ETF”)

Hartford Multifactor Low Volatility US Equity ETF (the “Multifactor Low Volatility US Equity ETF”)

Hartford Multifactor REIT ETF (the “Multifactor REIT ETF”)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE ARCA”). Shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed and traded on Bats BZX Exchange, Inc. (“Bats BZX”). Each share of a Fund represents a partial ownership in assets and liabilities including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value (“NAV”) only by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares (‘‘Shares’’) of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF commenced operations on May 10, 2017. Multifactor REIT ETF commenced operations on October 3, 2016.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)	Determination of Net Asset Value – The NAV of each Fund’s shares is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by State Street Bank and Trust Company (“State Street”) and determined as of the close of the regular trading session on which it is traded (i.e., NYSE Arca or Bats BZX) (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open (“Valuation Date”). Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

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b)	Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each Fund, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Lattice Strategies LLC (“Lattice” or the “Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees (the “Board”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The Board generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of the Valuation Committee. The Trust’s Valuation Committee, which is chaired by the Trust’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board. The Audit Committee receives quarterly written reports that include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board then must consider for ratification all of the fair value determinations made during the previous quarter.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Valuation Committee to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates and market indices and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security may be materially different from the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the close of such exchange. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the close of such exchange. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the close of such exchange. In the case of options privately negotiated in the OTC market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the exchange on which a Fund is listed is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

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Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

c)	Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. The Multifactor REIT Fund dividend income and capital gain loss amounts include estimates based on prior year REIT allocations. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

d)	Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund many also be subject to taxes withheld on foreign dividends from securities in which the invests. The amount of foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net realized gain on investments in these securities, if applicable.

e)	Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

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Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF and Multifactor Low Volatility International Equity ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor US Equity ETF is to pay dividends from net investment income, if any, quarterly, but may vary significantly from period to period and realized gains, if any, at least once a year. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

a)	Illiquid and Restricted Investments – Each Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine a Fund’s NAV. A Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on a Fund’s NAV. Each Fund may also purchase certain investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Board. See each Fund’s Schedule of Investments, if applicable, for illiquid or restricted investments as of September 30, 2017.

4.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

5.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to

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September 30, 2017

distribute substantially all of its income and capital gains during the calendar year ending December 31, 2017. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)	Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

c)	Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended September 30, 2017 and September 30, 2016 are as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016
Fund	Ordinary Income	Ordinary Income
Multifactor Developed Markets (ex-US) ETF	$1,474,420	$766,330
Multifactor Emerging Markets ETF	592,581	424,201
Multifactor Global Small Cap ETF	251,783	177,194
Multifactor Low Volatility International Equity ETF(1)	14,211	—
Multifactor Low Volatility US Equity ETF(1)	25,561	—
Multifactor REIT ETF(2)	189,895	—
Multifactor US Equity ETF	500,859	520,459

(1)	For the period beginning May 10, 2017.
(2)	For the period beginning October 3, 2016.

As of September 30, 2017, the components of distributable earnings (deficit) for each Fund on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses(1)	Unrealized Appreciation (Depreciation) on Investments(2)	Total Accumulated Earnings (Deficit)
Multifactor Developed Markets (ex-US) ETF	$1,285,935	$(3,712,947)	$11,313,508	$8,886,496
Multifactor Emerging Markets ETF	385,886	(3,606,021)	5,092,416	1,872,281
Multifactor Global Small Cap ETF	209,857	(633,993)	2,234,673	1,810,537
Multifactor Low Volatility International Equity ETF	32,233	(39,166)	186,976	180,043
Multifactor Low Volatility US Equity ETF	4,042	(58,189)	132,298	78,151
Multifactor REIT ETF	28,423	(90,353)	82,594	20,664
Multifactor US Equity ETF	8,981	(1,913,436)	3,820,289	1,915,834

(1)	The Funds have capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
(2)	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

d)

Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, Passive Foreign Investment Companies, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statements of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending

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September 30, 2017

on the type of book and tax differences that exist. For the period ended September 30, 2017, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Capital Stock and Paid-in-Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Multifactor Developed Markets (ex-US) ETF	$1,431,567	$212,432	$(1,643,999)
Multifactor Emerging Markets ETF	1	121	(122)
Multifactor Global Small Cap ETF	887,496	36,129	(923,625)
Multifactor Low Volatility International Equity ETF	55,396	(4,178)	(51,218)
Multifactor Low Volatility US Equity ETF	26,899	(905)	(25,994)
Multifactor REIT ETF	318,718	(5,056)	(313,662)
Multifactor US Equity ETF	2,825,524	(21,935)	(2,803,589)

e)	Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at September 30, 2017 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Multifactor Developed Markets (ex-US) ETF	$120,809,657	$11,858,130	$(544,000)	$11,314,130
Multifactor Emerging Markets ETF	41,313,017	5,747,410	(654,511)	5,092,899
Multifactor Global Small Cap ETF	16,544,243	2,502,105	(267,018)	2,235,087
Multifactor Low Volatility International Equity ETF	5,168,967	233,890	(46,903)	186,987
Multifactor Low Volatility US Equity ETF	3,751,904	184,205	(51,907)	132,298
Multifactor REIT ETF	9,747,200	285,268	(202,674)	82,594
Multifactor US Equity ETF	30,801,378	4,273,952	(453,663)	3,820,289

f)	Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At September 30, 2017 (tax year end), the capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Unlimited Short-Term Capital Loss Carryforward	Unlimited Long-Term Capital Loss Carryforward
Multifactor Developed Markets (ex-US) ETF	$2,762,515	$950,432
Multifactor Emerging Markets ETF	2,768,759	837,262
Multifactor Global Small Cap ETF	495,573	138,420
Multifactor Low Volatility International Equity ETF	39,166	—
Multifactor Low Volatility US Equity ETF	58,189	—
Multifactor REIT ETF	90,353	—
Multifactor US Equity ETF	1,355,456	557,980

During the year ended September 30, 2017, Multifactor Global Small Cap ETF utilized $6,849 of prior year capital loss carryforwards.

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September 30, 2017

g)	Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, management reviews each Fund’s tax positions for all open tax years. As of September 30, 2017, management had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for 3 years, no examination is currently in progress. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.

6.	Expenses:

a)	Investment Management Agreement – Lattice Strategies LLC (“Lattice” or “Adviser”) serves as each Fund’s investment manager pursuant to an Investment Management Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Capital Management Corporation (“Mellon Capital”) under a sub-advisory agreement and Mellon Capital performs the daily investment of the assets of each Fund in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon Capital.

The schedule below reflects the rates of compensation paid to Lattice for investment management services rendered as of September 30, 2017; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.39%
Multifactor Emerging Markets ETF	0.59%
Multifactor Global Small Cap ETF	0.55%
Multifactor Low Volatility International Equity ETF	0.39%
Multifactor Low Volatility US Equity ETF	0.29%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.29%

Prior to January 1, 2017, the Funds listed below paid the following rates to Lattice for investment management services rendered:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.50%
Multifactor Emerging Markets ETF	0.65%
Multifactor Global Small Cap ETF	0.60%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.35%

From time to time, the Adviser may waive all or a portion of its fee. Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes and acquired fund fees and expenses) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser hereunder. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

On December 8, 2016, the Board of the Trust approved an Amendment to the Advisory Agreement that resulted in the Advisor being contractually obligated to pay for the expenses of each of the Funds (with the exception of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF) that were previously reimbursed pursuant to the Expense Reimbursement

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September 30, 2017

Agreement. This Amendment was effective January 1, 2017. As a result of the Amendment, the Expense Reimbursement Agreement was no longer necessary and was terminated by the Board effective January 1, 2017.

Prior to January 1, 2017, the Adviser had contractually agreed to reimburse the fees and expenses of the Trustees of the Trust who are not officers, directors/trustees, partners or employees of the Adviser or its affiliates (“Independent Trustees”) and their independent counsel. For the year ended September 30, 2017, the Trustees’ expenses for the applicable funds were as follows:

Fund	Trustee Expense
Multifactor Developed Markets (ex-US) ETF	$9,686
Multifactor Emerging Markets ETF	7,567
Multifactor Global Small Cap ETF	5,162
Multifactor REIT ETF	3,278
Multifactor US Equity ETF	8,717

b)	Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25 percent of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. Effective December 12, 2014, the Board has determined that each of the Funds (with the exception of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF for which the Board made this determination as of December 8, 2016) may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are currently no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they would be paid out of the respective Fund’s assets, and over time, these fees increase the cost of your investment and they may cost you more than certain other types of sales charges.

For the period ended September 30, 2017, the Funds did not pay any Rule 12b-1 fees.

7.	Securities Lending:

Each Fund may lend Fund securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1⁄3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any dividends or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan are not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees who administer the lending program for the Funds in accordance with guidelines approved by the Board of Trustees. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement

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September 30, 2017

with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At September 30, 2017, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Multifactor Developed Markets (ex-US) ETF	$8,693,331	$1,432,620	$7,740,956
Multifactor Emerging Markets ETF	670,698	253,799	434,457
Multifactor Global Small Cap ETF	1,901,162	685,831	1,290,202
Multifactor Low Volatility International Equity ETF	116,865	55,936	66,998
Multifactor Low Volatility US Equity ETF	142,458	29,024	117,766
Multifactor REIT ETF	1,264,793	355,521	954,493
Multifactor US Equity ETF	2,023,678	25,627	2,049,171

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2017.

Multifactor Developed Markets (ex-US) ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,432,620	$—	$—	$—	$1,432,620

Total Borrowings	$1,432,620	$—	$—	$—	$1,432,620

Gross amount of recognized liabilities for securities lending transactions					$1,432,620

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Emerging Markets ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$253,799	$—	$—	$—	$253,799

Total Borrowings	$253,799	$—	$—	$—	$253,799

Gross amount of recognized liabilities for securities lending transactions					$253,799

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

76

Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2017

Multifactor Global Small Cap ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$685,831	$—	$—	$—	$685,831

Total Borrowings	$685,831	$—	$—	$—	$685,831

Gross amount of recognized liabilities for securities lending transactions					$685,831

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility International Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$55,936	$—	$—	$—	$55,936

Total Borrowings	$55,936	$—	$—	$—	$55,936

Gross amount of recognized liabilities for securities lending transactions					$55,936

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor Low Volatility US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$29,024	$—	$—	$—	$29,024

Total Borrowings	$29,024	$—	$—	$—	$29,024

Gross amount of recognized liabilities for securities lending transactions					$29,024

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

77

Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2017

Multifactor REIT ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$355,521	$—	$—	$—	$355,521

Total Borrowings	$355,521	$—	$—	$—	$355,521

Gross amount of recognized liabilities for securities lending transactions					$355,521

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Multifactor US Equity ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$25,627	$—	$—	$—	$25,627

Total Borrowings	$25,627	$—	$—	$—	$25,627

Gross amount of recognized liabilities for securities lending transactions					$25,627

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

8.	Administrator, Custodian and Transfer Agent:

State Street serves as Administrator for the Trust pursuant to an administration agreement (‘‘Administration Agreement’’) dated December 12, 2014. Under the Administration Agreement, State Street is responsible for certain administrative services associated with the day-to-day operations of each Fund. State Street also serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 12, 2014. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated December 12, 2014. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Administration Agreement, Custodian Agreement, and Transfer Agency Agreement, Lattice, and not the Funds, compensates State Street.

9.	Investment Transactions:

For the period/year ended September 30, 2017, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases	Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$30,676,063	$29,659,482
Multifactor Emerging Markets ETF	17,405,088	10,393,941
Multifactor Global Small Cap ETF	7,175,057	6,262,142
Multifactor Low Volatility International Equity ETF	2,009,202	2,921,584
Multifactor Low Volatility US Equity ETF	621,707	1,562,025
Multifactor REIT ETF	2,968,477	3,982,241
Multifactor US Equity ETF	9,977,947	9,952,969

78

Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2017

For the period/year ended September 30, 2017 in-kind transactions, which are not included in the table above, associated with Creation Units were:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$93,233,716	$8,274,488	$1,690,184
Multifactor Emerging Markets ETF	10,900,712	—	—
Multifactor Global Small Cap ETF	7,632,854	2,918,647	924,530
Multifactor Low Volatility International Equity ETF	6,514,377	504,089	56,908
Multifactor Low Volatility US Equity ETF	5,029,300	333,907	26,879
Multifactor REIT ETF	13,566,741	3,317,000	316,665
Multifactor US Equity ETF	15,245,608	13,279,179	2,883,623

10.	Share Transactions:

Each Fund will issue and redeem Shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units’’. Purchases of Creation Units are made by tendering a basket of designated securities to the Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

Purchase or redemption of Creation Units is only available to an Authorized Participant through a broker, dealer, bank or other entity. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

Fund	Creation Unit Shares	Standard Creation Fee	Value at September 30, 2017	Standard Redemption Fee
Multifactor Developed Markets (ex-US) ETF	50,000	$3,000	$1,412,000	$3,000
Multifactor Emerging Markets ETF	100,000	2,000	2,434,000	2,000
Multifactor Global Small Cap ETF	100,000	2,000	3,025,000	2,000
Multifactor Low Volatility International Equity ETF	100,000	2,200	2,658,000	2,200
Multifactor Low Volatility US Equity ETF	50,000	650	1,287,000	650
Multifactor REIT ETF	100,000	250	1,556,000	250
Multifactor US Equity ETF	50,000	800	1,438,500	800

Shares are listed on the NYSE Arca for Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF and Bats BZX for Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF and are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market.

79

Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2017

Each Fund is structured as an ETF, individual Fund Shares may only be purchased and sold on the listing exchange through a broker-dealer. The price of Fund Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor Developed Markets (ex-US) ETF, Multifactor Low Volatility US Equity ETF and Multifactor US Equity ETF will only issue or redeem Creation Units of 50,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Emerging Markets ETF, Multifactor Low Volatility International Equity ETF, Multifactor Global Small Cap ETF and Multifactor REIT ETF will only issue or redeem Creation Units of 100,000 shares to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the years or periods ended September 30, 2017 and September 30, 2016:

Multifactor Developed Markets (ex-US) ETF
	For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	3,550,000	$94,471,911	300,000	$7,252,803
Shares Redeemed	(300,000)	(8,420,992)	(100,000)	(2,310,851)

Net Increase (Decrease)	3,250,000	86,050,919	200,000	4,941,952

Multifactor Emerging Markets ETF
	For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	800,000	$17,786,392	500,000	$10,265,662
Shares Redeemed	—	—	(400,000)	(8,427,369)

Net Increase (Decrease)	800,000	17,786,392	100,000	1,838,293

Multifactor Global Small Cap ETF
	For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	300,000	$8,539,305	100,000	$2,414,035
Shares Redeemed	(100,000)	(2,968,571)	—	—

Net Increase (Decrease)	200,000	5,570,734	100,000	2,414,035

Multifactor Low Volatility International Equity ETF
	For the Period Ended September 30, 2017(1)
	Shares	Amount
Shares Sold	300,004	$7,743,372
Shares Redeemed	(100,004)	(2,662,030)

Net Increase (Decrease)	200,000	5,081,342

(1)	Commenced operations on May 10, 2017.

80

Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2017

Multifactor Low Volatility US Equity ETF
	For the Period Ended September 30, 2017(1)
	Shares	Amount
Shares Sold	200,004	$5,033,332
Shares Redeemed	(50,004)	(1,276,954)

Net Increase (Decrease)	150,000	3,756,378

(1)	Commenced operations on May 10, 2017.

Multifactor REIT ETF
	For the Period Ended September 30, 2017(1)
	Shares	Amount
Shares Sold	900,000	$13,571,282
Shares Redeemed	(300,000)	(4,573,186)

Net Increase (Decrease)	600,000	8,998,096

(1)	Commenced operations on October 3, 2016.

Multifactor US Equity ETF
	For the Year Ended September 30, 2017		For the Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Shares Sold	550,000	$15,231,487	550,000	$12,720,535
Shares Redeemed	(500,000)	(13,456,609)	(400,000)	(9,449,506)

Net Increase (Decrease)	50,000	1,774,878	150,000	3,271,029

11.	Subsequent Events:

Management has evaluated all subsequent transactions and events through the date on which this statement was issued and has determined that no additional items require adjustment to or disclosure in these financial statements.

81

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Lattice Strategies Trust,

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lattice Strategies Trust (comprising, respectively, Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Global Small Cap ETF, Hartford Multifactor Low Volatility International Equity ETF, Hartford Multifactor Low Volatility US Equity ETF, Hartford Multifactor REIT ETF, and Hartford Multifactor US Equity ETF) (the “Trust”) as of September 30, 2017, and the related statements of operations for the year or period then ended and the statements of changes in net assets and the financial highlights for each of the two years or period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Trust for the periods presented through September 30, 2015, were audited by other auditors whose report dated November 24, 2015, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform audits of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Lattice Strategies Trust at September 30, 2017, and the results of their operations for the year or period then ended and the changes in their net assets and the financial highlights for each of the two years or period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

November 28, 2017

82

Multifactor ETFs

Trustees and Officers of the Companies (Unaudited)

Name, Year of Birth and Address(1)	Position Held with the Companies	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships for Public Companies and Other Registered Investment Companies Held by Trustee
NON-INTERESTED TRUSTEES

ROBIN CHRISTINE BEERY (1967)	Trustee and Chairperson of the Nominating and Governance Committee	Term: Unlimited Served as Trustee: since December 2014	Consultant, Arrowpoint Partners (2015 to present); Executive Vice President of U.S. Distribution, Janus Capital Group (1994 to 2014)	89	Director, Like-a-Pro LLC (sports marketing) (2014 to present); Director, UMB (banking) (2015 to present)

NAOZER DADACHANJI (1962)	Trustee and Lead Independent Trustee	Term: Unlimited Served as Trustee: since December 2014	Partner and Board Member, CamberView Partners (2012 to present) (investment adviser); Managing Director, BlackRock (including Barclays Global Investors acquired by BlackRock) (2003 to 2012)	12	Board Member, Hounds Labs (technology start-up) (2015 to present) Board Member, Bridge Athletic (information technology) (2014 to present)

DAVID SUNG (1953)	Trustee and Chairman of the Audit Committee	Term: Unlimited Served as Trustee: since December 2014	Retired (2014); Asset Management Market Leader for the West – United States, Ernst & Young LLP (2010 to 2014); Asset Management Practice Co-Leader for the Asia Pacific Region, Ernst & Young LLP (2007 to 2010); Partner, Alternative Asset Management Practice, Ernst & Young LLP (1995 to 2007); Audit Partner, Coopers and Lybrand (1990 to 1995); Partner, Spice and Oppenheimer (1979 to 1990)	89	Mr Sung serves as a Trustee of Ironwood International Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

83

Multifactor ETFs

Trustees and Officers of the Companies (Unaudited) – (continued)

Name, Year of Birth and Address(1)	Position Held with the Companies	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships for Public Companies and Other Registered Investment Companies Held by Trustee
INTERESTED TRUSTEE AND OFFICERS

THEODORE JAMES LUCAS (1966)	Trustee and Chairman	Term: Unlimited Served as Trustee: since December 2014	Managing Partner, Lattice Strategies LLC (2003 to present)	12	None
DAREK WOJNAR, CFA (1965)	President	Term: Unlimited Served: since December 2014	Head of Exchange-Traded Funds, Hartford Funds (2016 to present); Managing Director, Lattice Strategies LLC (2014 to present); Managing Director, BlackRock (including Barclays Global Investors acquired by BlackRock) (2005 to 2013).	N/A	N/A
ANDREW S. DECKER (1963)	AML Compliance Officer	Term: Unlimited Served: Since 2007	Mr. Decker currently serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A
ALBERT LEE (1979)	Treasurer	Term: Unlimited Served: since December 2014	Head of Systemic Strategies and ETF Operations (2016 to present); Managing Director & Chief Operating Officer, Lattice Strategies LLC (2009 to present); Chief Operating Officer, Avicenna Capital Management (2007 to 2009); Chief Financial Officer, Steeple Capital LP (2005 to 2007).	N/A	N/A

84

Multifactor ETFs

Trustees and Officers of the Companies (Unaudited) – (continued)

Name, Year of Birth and Address(1)	Position Held with the Companies	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships for Public Companies and Other Registered Investment Companies Held by Trustee
WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Term: Unlimited Served: Since 2016	Mr. Garger currently serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG. Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC effective July 30, 2016. Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A
JOSEPH G. MELCHER (1973)	Vice President and Chief Compliance Officer	Term: Unlimited Served: Since 2017	Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. He also serves as Chief Compliance Officer and Executive Vice President of Lattice Strategies LLC effective July 30, 2016. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

85

Multifactor ETFs

Trustees and Officers of the Companies (Unaudited) – (continued)

Name, Year of Birth and Address(1)	Position Held with the Companies	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships for Public Companies and Other Registered Investment Companies Held by Trustee
VERNON J. MEYER (1964)	Vice President	Term: Unlimited Served: Since 2016	Mr. Meyer currently serves as Senior Vice President of Hartford Life Insurance Company (“HLIC”). He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A
LAURA S. QUADE (1969)	Vice President	Term: Unlimited Served: Since 2016	Ms. Quade currently serves as Senior Vice President of HLIC and Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and formerly served as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Quade joined The Hartford in 2001.	N/A	N/A
ALICE A. PELLEGRINO (1960)	Vice President and Secretary	Term: Unlimited Served: Since 2016	Ms. Pellegrino currently serves as Vice President of HLIC and HFMG. Ms. Pellegrino has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

(1)	The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, Pennsylvania 19087, except for the address for Messrs. Wojnar, Lucas, and Lee, which is c/o Hartford Funds, 101 Montgomery Street, 27th Floor, San Francisco, California 94104.
(2)	Each Trustee holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Trustee turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

Effective October 3, 2017, shareholders of the funds elected a new Board of Trustees.

For more information regarding the Trustees and Officers, please refer to the Statement of Additional Information, as supplemented, which is available, without charge, upon request by calling 1-415-315-6600.

86

Multifactor ETFs

Supplemental Information

September 30, 2017 (Unaudited)

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or ‘‘NAV,’’ is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The ‘‘Market Price’’ of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for the fund listing date through the date of the fiscal year end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

Hartford Multifactor Developed Markets (ex-US) ETF

Period Covered: October 1, 2016 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	3	1.20%
Greater than 1.0% and Less than 1.5%	23	9.16%
Greater than 0.5% and Less than 1.0%	130	51.79%
Between 0.5% and -0.5%	94	37.45%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	1	0.40%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	251	100.00%

Hartford Multifactor Emerging Markets ETF

Period Covered: October 1, 2016 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	12	4.78%
Greater than 1.5% and Less than 2.0%	36	14.34%
Greater than 1.0% and Less than 1.5%	45	17.93%
Greater than 0.5% and Less than 1.0%	76	30.28%
Between 0.5% and -0.5%	80	31.87%
Less than -0.5% and Greater than -1.0%	2	0.80%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	251	100.00%

87

Multifactor ETFs

Supplemental Information – (continued)

September 30, 2017 (Unaudited)

Hartford Multifactor Global Small Cap ETF

Period Covered: October 1, 2016 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	1	0.40%
Greater than 0.5% and Less than 1.0%	13	5.18%
Between 0.5% and -0.5%	235	93.62%
Less than -0.5% and Greater than -1.0%	1	0.40%
Less than -1.0% and Greater than -1.5%	1	0.40%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	251	100.00%

Hartford Multifactor Low Volatility International Equity ETF

Period Covered: May 10, 2017 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	33	33.33%
Greater than 0.5% and Less than 1.0%	40	40.40%
Between 0.5% and -0.5%	26	26.26%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	99	100.00%

Hartford Multifactor Low Volatility US Equity ETF

Period Covered: May 10, 2017 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	99	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	99	100.00%

88

Multifactor ETFs

Supplemental Information – (continued)

September 30, 2017 (Unaudited)

Hartford Multifactor REIT ETF

Period Covered: October 3, 2016 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	250	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	250	100.00%

Hartford Multifactor US Equity ETF

Period Covered: October 1, 2016 through September 30, 2017

Premium/Discount Range (based on MidQuote-to-NAV)	Number of Days	Percentage of Total Days
Greater than 2.0%	0	0.00%
Greater than 1.5% and Less than 2.0%	0	0.00%
Greater than 1.0% and Less than 1.5%	0	0.00%
Greater than 0.5% and Less than 1.0%	0	0.00%
Between 0.5% and -0.5%	251	100.00%
Less than -0.5% and Greater than -1.0%	0	0.00%
Less than -1.0% and Greater than -1.5%	0	0.00%
Less than -1.5% and Greater than -2.0%	0	0.00%
Less than -2.0%	0	0.00%

Total	251	100.00%

89

Multifactor ETFs

General Information (Unaudited)

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 415-315-6600 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available (1) without charge, upon request, by calling 415-315-6600 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

90

Multifactor ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements

Lattice Strategies Trust

Hartford Multifactor Low Volatility International Equity ETF

Hartford Multifactor Low Volatility US Equity ETF

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), initially approve, and annually review and consider the continuation of, the investment company’s investment advisory and sub-advisory agreements. At its meeting held on December 8, 2016, the Board of Trustees (the “Board”) of the Lattice Strategies Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve for an initial two-year period (i) an investment advisory agreement for the Hartford Multifactor Low Volatility International Equity ETF and the Hartford Multifactor Low Volatility US Equity ETF (each, a “Fund” and collectively, the “Funds”) with Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC, and (ii) a separate investment sub-advisory agreement between Lattice Strategies and the Funds’ sub-adviser, Mellon Capital Management Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”) (collectively, the “Agreements”).

Prior to approving the Agreements, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser Materials”). In addition, the Board received presentations from representatives of the Advisers regarding each Fund and its investment strategy.

In determining whether to approve the Agreements for each Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services to be Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services to be provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services to be provided by the Advisers. The Board considered the Advisers’ organizational structure, systems and personnel. The Board also considered each Adviser’s reputation and overall financial strength and the Board’s past experience with the Advisers with respect to the services they provide to other series of the Trust. The Board also considered that Lattice Strategies had experience advising other “strategic beta” ETFs.

With respect to Lattice Strategies, the Board noted that, under the Agreements, Lattice Strategies would be responsible for the management of each Fund, including oversight of fund operations and service providers. The Board also noted that Lattice Strategies would provide administrative services to each Fund as well as investment advisory services in connection with selecting, monitoring and supervising the Funds’ sub-adviser, and that Lattice Strategies had recommended to the Board that the Sub-adviser be appointed as the sub-adviser to each Fund. The Board considered that Lattice Strategies is responsible for the creation and maintenance of each Fund’s custom proprietary benchmark. The Board considered the proposed services to be provided by Lattice Strategies and, in its consideration of these services, the Board noted Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the portfolio managers to the Funds. The Board considered that Lattice Strategies would oversee the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser and approach to risk management with respect to each Fund and the service providers to the Funds. The Board also considered that Lattice Strategies would oversee each Fund’s compliance with its objective and policies as well as with applicable laws and regulations. Moreover, the Board considered that Lattice Strategies would oversee potential conflicts of interest between each Fund’s investments and those of other funds or accounts managed by each Fund’s portfolio management personnel. In addition, the Board considered that Lattice Strategies or its affiliates would be responsible for providing the Funds’ officers.

With respect to the Sub-adviser, which would be responsible for the daily investment of the Funds’ assets, subject to oversight by Lattice Strategies, among the other services set forth in the sub-advisory agreement, the Board considered the Sub-adviser’s investment process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience.

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Multifactor ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

The Board also considered information provided by the Advisers regarding their compliance policies and procedures and compliance history, and received a representation from Lattice Strategies that the written compliance policies and procedures of each of Lattice Strategies and the Sub-adviser are reasonably designed to prevent violations of the federal securities laws.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by Lattice Strategies and the Sub-adviser.

Performance of the Sub-adviser

The Board considered the investment performance of the Sub-adviser and its portfolio management team, including, for purposes of considering the investment skill and experience of the Sub-adviser, performance data showing the Sub-adviser’s capabilities in managing other funds with investment strategies similar to those proposed for each Fund. Lattice Strategies also provided additional information about the broad range of the portfolio management team’s investment experience and their investment process.

Based on these considerations, the Board concluded that it was satisfied that Lattice Strategies and the Sub-adviser have the capability of providing satisfactory investment performance for each Fund.

Costs of the Services and Profitability of the Advisers

In considering the proposed advisory and sub-advisory fee schedules for each Fund, the Board reviewed information regarding Lattice Strategies’ estimated costs to provide investment management and related services to each Fund and the estimated profitability to Lattice Strategies and its affiliates from all services to be provided to each Fund and all aspects of their relationships with the Funds. The Board considered that Lattice Strategies would pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) any distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fees payable to Lattice Strategies. In evaluating Lattice Strategies’ estimated profitability, the Board considered Lattice Strategies’ representation that the level of estimated profitability was fair and reasonable based on the nature and quality of the services to be provided to shareholders. The Board also noted that the actual profitability of each Fund to Lattice Strategies would depend on the growth of the Fund’s assets. The Board also received information relating to the operations and profitability of the Sub-adviser as they relate to certain other series of the Trust. The Board considered representations from Lattice Strategies that the Sub-adviser’s fees were negotiated at arm’s length on a fund-by-fund basis and that the sub-advisory fees would be paid by Lattice Strategies and not the Funds. Accordingly, the Board determined that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers and their affiliates from their relationships with each Fund would not be excessive.

Comparison of Fees and Services to be Provided by the Advisers

The Board considered comparative information with respect to the management fees to be paid by each Fund to Lattice Strategies and the expected total expense ratio of each Fund. The Board also considered the proposed sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the proposed management and sub-advisory fees and total operating expenses for each Fund. The Board also reviewed information comparing each Fund’s proposed management fees and expected total expenses relative to a peer universe of funds derived from information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The Board considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar funds are set and potentially material differences between each Fund and its comparable funds. In connection with these considerations, the Board took account of the fact that each Fund would pay a monthly management fee to Lattice Strategies in return for providing investment advisory and administrative services under an all-in “unitary” fee structure.

In considering the reasonableness of each Fund’s proposed fees and projected total expense ratio, the Board considered that, according to the information provided by Broadridge, each Fund’s proposed management fees and estimated total expense ratio were below the average and median of an appropriate group of peer funds (“Peer Group”) identified by Broadridge. The Board further considered that the Hartford Multifactor Low Volatility International Equity ETF’s proposed management fees and estimated total expenses fell within the 1st quintile of its Peer Group.

92

Multifactor ETFs

Approval of Investment Management and Investment Sub-Advisory Agreements – (continued)

The Board also considered that the Hartford Multifactor Low Volatility US Equity ETF’s proposed management fees and estimated total expenses fell within the 2nd quintile of its Peer Group.

Based on these considerations, the Board concluded that each Fund’s proposed fees and projected total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services to be provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as each Fund grows and whether the Fund’s corresponding fee levels reflect these economies of scale for the benefit of the Fund’s future shareholders. The Board also considered that any economies of scale achieved by either Fund would benefit Lattice Strategies due to the unitary fee structure of each Fund. The Board considered Lattice Strategies’ representation that each Fund could be expected to achieve some economies of scale as assets in the Fund grow. The Board considered that the Funds would not have management fee breakpoints. In addition, the Board considered that initially setting competitive fee rates and pricing each Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information for other funds in each Fund’s Peer Group. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s future shareholders. The Board noted, however, that it would review future growth in each Fund’s assets and the appropriateness of any potential future breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the Agreements. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session with independent legal counsel to review the relevant materials and consider their responsibilities under relevant laws and regulations.

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor US Equity ETF

Hartford Multifactor Global Small Cap ETF

Hartford Multifactor REIT ETF

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment advisory and sub-advisory agreements. At its meeting held on September 21, 2017, the Board of Trustees (the “Board”) of the Lattice Strategies Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve (i) the continuation of an investment advisory agreement (the “Management Agreement”) by and between the Trust, on behalf of each of its funds listed above (each a “Fund” and collectively, the “Funds”) with Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC; and (ii) a separate investment sub-advisory agreement between Lattice Strategies and the Funds’ sub-adviser, Mellon Capital Management Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”) (collectively, the “Agreements”).

In the months preceding the September 21, 2017 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses (the “Adviser

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Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Materials”). In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meeting held on September 21, 2017. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other services provided to each Fund by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by Fund officers and representatives of Lattice Strategies received at the Board’s meeting on September 21, 2017 concerning the Agreements.

Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to assist the Independent Trustees with evaluating the Agreements with respect to each Fund, as applicable. Broadridge was retained to provide the Board with reports on how each Fund’s contractual management fees and overall expense ratio compared to those of comparable investment companies with similar investment objectives.

In determining whether to approve the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in light of the information that the Board deemed necessary and appropriate through the exercise of its reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the approval of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Funds. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and compliance issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

With respect to Lattice Strategies, the Board noted that, under the Management Agreement, Lattice Strategies is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. The Board considered that Lattice Strategies is responsible for the creation and maintenance of each Fund’s custom proprietary benchmark. The Board considered Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the Funds’ portfolio managers. The Board considered Lattice Strategies’ periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds and the service providers to the Funds. The Board also considered Lattice Strategies’ day-to-day oversight of each Fund’s compliance with its objective and policies as well as with applicable laws and regulations. Moreover, the Board considered Lattice Strategies’ oversight of potential conflicts of interest between the Funds’ investments and those of other funds or accounts managed by the Funds’ portfolio management personnel.

The Board considered that Lattice Strategies or its affiliates are responsible for providing the Funds’ officers.

With respect to the Sub-adviser, which is responsible for the daily investment of the Funds’ assets, subject to oversight by Lattice Strategies, the Board considered, among other things, the quality of each Fund’s portfolio manager(s), the Sub-adviser’s other investment personnel, its

94

Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

investment process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience. The Board considered the experience of each Fund’s portfolio manager(s), the number of accounts managed by the portfolio manager(s), and the Sub-adviser’s method for compensating the portfolio manager(s).

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by Lattice Strategies and the Sub-adviser.

Performance of each Fund and the Advisers

The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated Lattice Strategies’ analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, including information comparing each Fund’s investment performance to the performance of its custom proprietary benchmark. For details regarding each Fund’s performance, see the fund-by-fund synopsis below.

The Board considered the detailed investment analytics reports provided by each Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on each Fund’s gross returns and net returns, each Fund’s tracking error as it relates to tracking the performance of its custom proprietary benchmark, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. In reviewing the tracking error reports, the Board considered Lattice Strategies’ assessment of each Fund’s tracking error, including information with respect to general tracking error ranges and explanations for any tracking error

In light of all the considerations noted above, the Board concluded that it had continued confidence in Lattice Strategies’ and the Sub-adviser’s overall capabilities to manage the Funds.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding Lattice Strategies’ cost to provide investment management and related services to each Fund and Lattice Strategies’ estimated profitability, for each Fund at various projected asset levels, on a pre-tax basis without regard to distribution expenses. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from Lattice Strategies and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length on a fund-by-fund basis and that the sub-advisory fees would be paid by Lattice Strategies and not the Funds. Accordingly, the Board determined that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreements.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers from their relationships with the Funds would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at a meeting on September 21, 2017 with respect to the services rendered to and the management fees to be paid by each Fund to Lattice Strategies and the total expense ratio of the Fund. The Board considered that Lattice Strategies would pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) any distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to Lattice Strategies. The Board also considered comparative information with respect to the sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule for each Fund, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees and overall expense ratio relative to a group of funds selected by Broadridge (“Peer Group”) and a broader universe of funds selected by Broadridge. For details regarding each Fund’s expenses, see the fund-by-fund synopsis below.

The Board considered the methodology used by Broadridge to select the applicable Peer Groups. While the Board recognized that comparisons between a Fund and its Peer Group may be imprecise given the different service levels and characteristics of the investment companies and the

95

Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale achieved by a Fund would benefit Lattice Strategies due to the unitary fee structure of each Fund. The Board considered that each Fund could achieve some economies of scale as assets in the Fund grow. The Board considered that the Funds do not have management fee breakpoints. In addition, the Board considered that initially setting competitive fee rates and pricing each Fund to scale at inception are other means of sharing potential economies of scale with shareholders.

The Board also considered how any benefits from economies of scale would be realized by the various parties. The Board reviewed relevant information included in the Adviser Materials regarding comparative breakpoint information in the Peer Groups for certain Funds. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders. The Board noted, however, that it would review future growth in each Fund’s assets and the appropriateness of any potential future breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

Fund-by-Fund factors

Hartford Multifactor Developed Markets (ex-US) ETF

•	The Board noted that the Fund’s performance was in line with its custom proprietary benchmark, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark.

•	The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its total expenses were in the 1st quintile. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2017.

Hartford Multifactor Emerging Markets ETF

•	The Board noted that the Fund’s performance was in line with its custom proprietary benchmark, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark.

•	The Board noted that the Fund’s contractual management fee and total expenses were in the 4th quintile of its expense group. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2017.

Hartford Multifactor US Equity ETF

•	The Board noted that the Fund’s performance was in line with its custom proprietary benchmark, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark.

•	The Board noted that the Fund’s contractual management fee was in the 3rd quintile of its expense group, while its total expenses were in the 4th quintile. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2017.

Hartford Multifactor REIT ETF

•	The Board noted that the Fund’s performance was in line with its custom proprietary benchmark, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark.

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Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

•	The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group.

Hartford Multifactor Global Small Cap ETF

•	The Board noted that the Fund’s performance was in line with its custom proprietary benchmark, noting that the Fund seeks to provide seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark.

•	The Board noted that the Fund’s contractual management fee was in the 4th quintile of its expense group, while its total expenses were in the 3rd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings resulting from a permanent fee reduction implemented in 2017.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session, with independent legal counsel, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

97

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and

protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates, to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; DMS R, LLC; First State Insurance Company; Fountain Investors I LLC; Fountain Investors II LLC; Fountain Investors III LLC; Fountain Investors IV LLC; FP R, LLC (Delaware); FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Financial Services, LLC; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life, Inc.; Hartford Life International Holding Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; HDC R, LLC .; Heritage Holdings, Inc.; HIMCO Distribution Services Company; HIMCO Variable Insurance Trust; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; ; Lanidex R, LLC (Delaware); Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; Northern Homelands Company; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Sentinel Insurance Company, Ltd.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company.

Revised March 2017

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus (if available), which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Lattice Strategies LLC (Lattice), a wholly owned subsidiary of Hartford Funds Management Company, LLC (HFMC), serves as the investment adviser to multifactor exchange-traded funds (ETFs). The ETFs are distributed by ALPS Distributors, Inc., which is not affiliated with Lattice or HFMC.

ETFAR-MLT17    11/17    203618    LAT000810_11/2018    Printed in U.S.A.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has designated Phillip O. Peterson as an Audit Committee Financial Expert. Mr. Peterson is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$105,000 for the fiscal year ended September 30, 2017; $60,000 for the fiscal year ended September 30, 2016.

(b)	Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended September 30, 2017; $0 for the fiscal year ended September 30, 2016.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$24,522 for the fiscal year ended September 30, 2017; $0 for the fiscal year ended September 30, 2016. Tax-related services are principally in connection with, but not limited to, general tax services, excise tax and Passive Foreign Investment Company (PFIC) analysis.

(d)	All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$0 for the fiscal year ended September 30, 2017; $0 for the fiscal year ended September 30, 2016.

(e)	Pre-Approval Policies and Procedures

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the Registrant may be pre-approved. The following are some main provisions from the Policy.

1.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

2.	The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

3.	The Audit Committee shall pre-approve certain non-audit services to the Fund and its Service Affiliates pursuant to procedures set forth in the Policy.

4.	The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

5.	The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(2) There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended September 30, 2017, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	For the fiscal year ended September 30, 2017, the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant for each of the last two fiscal years of the Registrant were:

Non-Audit fees: $24,522 for the fiscal year ended September 30, 2017; $0 for the fiscal year ended September 30, 2016.

(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, William P. Johnston, Phillip O. Peterson and David Sung.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2 is attached.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: December 8, 2017	By:	/s/ James E. Davey
James E. Davey, President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 8, 2017	By:	/s/ James E. Davey
James E. Davey, President and Chief Executive Officer

Date: December 8, 2017	By:	/s/ Michael J. Flook
Michael J. Flook, Vice President, Treasurer and Principal Financial Officer